Document and Entity Information	12 Months Ended
Dec. 31, 2012
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Trading Symbol	HERO
Entity Registrant Name	HERCULES OFFSHORE, INC.
Entity Central Index Key	0001330849

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and Cash Equivalents	$ 259,193	$ 134,351
Restricted Cash	2,027	9,633
Accounts Receivable, Net of Allowance for Doubtful Accounts of $788 and $11,460 as of December 31, 2012 and December 31, 2011, Respectively	167,936	153,688
Prepaids	16,135	16,352
Current Deferred Tax Asset	21,125	15,543
Other	12,191	20,435
Total Current Assets	478,607	350,002
Property and Equipment, Net	1,462,755	1,591,791
Equity Investment	38,191	34,735
Other Assets, Net	37,077	30,176
Total Assets	2,016,630	2,006,704
Current Liabilities:
Short-term Debt and Current Portion of Long-term Debt	67,054	22,130
Accounts Payable	58,615	49,370
Accrued Liabilities	82,781	70,421
Interest Payable	17,367	9,899
Insurance Notes Payable	9,123	5,218
Other Current Liabilities	26,483	18,366
Total Current Liabilities	261,423	175,404
Long-term Debt, Net of Current Portion	798,013	818,146
Deferred Income Taxes	56,821	83,503
Other Liabilities	17,611	21,098
Commitments and Contingencies
Stockholders' Equity:
Common Stock, $0.01 Par Value; 300,000 and 200,000 Shares Authorized, Respectively; 160,708 and 139,798 Shares Issued, Respectively; 158,628 and 137,899 Shares Outstanding, Respectively	1,607	1,398
Capital in Excess of Par Value	2,159,744	2,057,824
Treasury Stock, at Cost, 2,080 Shares and 1,899 Shares, Respectively	(53,100)	(52,184)
Retained Deficit	(1,225,489)	(1,098,485)
Total Stockholders' Equity	882,762	908,553
Total Liabilities and Stockholders Equity	$ 2,016,630	$ 2,006,704

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Allowance for Doubtful Accounts Receivable (in dollars)	$ 788	$ 11,460
Common Stock, Par Value (in dollars per share)	$ 0.01	$ 0.01
Common Stock, Shares Authorized	300,000,000	200,000,000
Common Stock, Shares Issued	160,708,000	139,798,000
Common Stock, Shares Outstanding	158,628,000	137,899,000
Treasury Stock, Shares	2,080,000	1,899,000

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue	$ 618,225	$ 574,571	$ 537,114
Costs and Expenses:
Operating Expenses	370,096	377,880	336,545
Asset impairment	108,216	0	122,717
Depreciation and Amortization	142,329	149,477	162,967
General and Administrative	57,311	53,626	55,566
Costs and Expenses, Total	677,952	580,983	677,795
Operating Loss	(59,727)	(6,412)	(140,681)
Other Income (Expense):
Interest Expense	(72,734)	(72,086)	(72,690)
Loss on Extinguishment of Debt	(9,156)	0	0
Other, Net	1,896	(3,934)	3,872
Loss Before Income Taxes	(139,721)	(82,432)	(209,499)
Income Tax Benefit	18,721	27,682	83,481
Loss from Continuing Operations	(121,000)	(54,750)	(126,018)
Loss from Discontinued Operations, Net of Taxes	(6,004)	(21,378)	(8,576)
Net Loss	$ (127,004)	$ (76,128)	$ (134,594)
Basic and Diluted Loss Per Share:
Loss from Continuing Operations (in dollars per share)	$ (0.79)	$ (0.42)	$ (1.1)
Loss from Discontinued Operations (in dollars per share)	$ (0.04)	$ (0.16)	$ (0.07)
Net Loss (in dollars per share)	$ (0.83)	$ (0.58)	$ (1.17)
Basic and Diluted Weighted Average Shares Outstanding (in shares)	153,722	130,474	114,753

CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Loss	$ (127,004)	$ (76,128)	$ (134,594)
Other Comprehensive Income, Net of Taxes:
Reclassification of Losses Related to Hedge Transactions Included in Net Income	0	0	5,773
Comprehensive Loss	$ (127,004)	$ (76,128)	$ (128,821)

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock	Capital in Excess of Par Value	Treasury Stock	Accumulated Other Comprehensive Loss	Retained Deficit
Balance at Dec. 31, 2009		$ 1,162	$ 1,921,037	$ (50,151)	$ (5,773)	$ (887,763)
Balance, shares at Dec. 31, 2009		116,154,000	0	(1,504,000)	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Common Stock (shares)		0	0
Issuance of Common Stock, Net		0	0
Compensation Expense Recognized			4,431
Excess Tax Benefit (Deficit) From Stock-Based Arrangements, Net			(826)
Other, shares		182,000	0
Other		1	17
Repurchase of Common Stock, shares				(48,000)
Repurchase of Common Stock				(182)
Other Comprehensive Income, Net of Taxes					5,773
Net Loss	(134,594)					(134,594)
Balance at Dec. 31, 2010	853,132	1,163	1,924,659	(50,333)	0	(1,022,357)
Balance, shares at Dec. 31, 2010	114,784,000	116,336,000	0	(1,552,000)	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Common Stock (shares)		22,321,000	0
Issuance of Common Stock, Net		223	126,562
Compensation Expense Recognized			5,283
Excess Tax Benefit (Deficit) From Stock-Based Arrangements, Net			(321)
Other, shares		1,141,000	0
Other		12	1,641
Repurchase of Common Stock, shares				(347,000)
Repurchase of Common Stock				(1,851)
Other Comprehensive Income, Net of Taxes					0
Net Loss	(76,128)					(76,128)
Balance at Dec. 31, 2011	908,553	1,398	2,057,824	(52,184)	0	(1,098,485)
Balance, shares at Dec. 31, 2011	137,899,000	139,798,000	0	(1,899,000)	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Common Stock (shares)		20,000,000	0
Issuance of Common Stock, Net		200	96,496
Compensation Expense Recognized			6,243
Excess Tax Benefit (Deficit) From Stock-Based Arrangements, Net			(1,106)
Other, shares		910,000	0
Other		9	287
Repurchase of Common Stock, shares				(181,000)
Repurchase of Common Stock				(916)
Other Comprehensive Income, Net of Taxes					0
Net Loss	(127,004)					(127,004)
Balance at Dec. 31, 2012	$ 882,762	$ 1,607	$ 2,159,744	$ (53,100)	$ 0	$ (1,225,489)
Balance, shares at Dec. 31, 2012	158,628,000	160,708,000	0	(2,080,000)	0	0

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities:
Net Loss	$ (127,004)	$ (76,128)	$ (134,594)
Adjustments to Reconcile Net Loss to Net Cash Provided by Operating Activities:
Depreciation and Amortization	166,426	174,227	191,183
Stock-Based Compensation Expense	6,243	5,283	4,431
Deferred Income Taxes	(33,236)	(59,187)	(98,468)
Provision (Benefit) for Doubtful Accounts Receivable	(8,847)	(13,623)	182
Amortization of Deferred Financing Fees	3,174	3,871	3,302
Amortization of Original Issue Discount	4,122	4,433	4,078
Gain on Insurance Settlement	(30,668)	0	0
Gain on Disposal of Assets, Net	(33,396)	(10,079)	(14,345)
Non-Cash Portion of Loss on Extinguishment of Debt	2,738	0	0
Asset Impairment	108,216	0	125,136
Other	(1,776)	3,245	(401)
(Increase) Decrease in Operating Assets -
Accounts Receivable	(7,901)	22,072	(10,316)
Prepaid Expenses and Other	11,646	23,144	22,193
Increase (Decrease) in Operating Liabilities -
Accounts Payable	9,976	(16,325)	411
Insurance Notes Payable	(26,193)	(26,547)	(25,438)
Other Current Liabilities	28,453	9,377	(28,994)
Other Liabilities	(3,610)	8,262	(13,940)
Net Cash Provided by Operating Activities	68,363	52,025	24,420
Cash Flows from Investing Activities:
Acquisition of Assets	(40,000)	(25,000)	0
Additions of Property and Equipment	(127,180)	(39,483)	(22,018)
Deferred Drydocking Expenditures	(11,425)	(15,739)	(15,040)
Cash Paid for Equity Investment	(4,288)	(34,155)	0
Insurance Proceeds Received	54,139	0	0
Proceeds from Sale of Assets, Net	72,897	80,362	23,222
(Increase) Decrease in Restricted Cash	3,588	1,495	(7,470)
Net Cash Used in Investing Activities	(52,269)	(32,520)	(21,306)
Cash Flows from Financing Activities:
Long-term Debt Borrowings	500,000	0	0
Long-term Debt Repayments	(452,909)	(22,247)	(7,695)
Redemption of 3.375% Convertible Senior Notes	(27,606)	0	0
Common Stock Issuance	96,696	0	0
Payment of Debt Issuance Costs	(7,717)	(2,109)	0
Other	284	2,536	419
Net Cash Provided by (Used in) Financing Activities	108,748	(21,820)	(7,276)
Net Increase (Decrease) in Cash and Cash Equivalents	124,842	(2,315)	(4,162)
Cash and Cash Equivalents at Beginning of Period	134,351	136,666	140,828
Cash and Cash Equivalents at End of Period	$ 259,193	$ 134,351	$ 136,666

CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (3.375% Convertible Senior Notes, due June 2038, Convertible Debt)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
3.375% Convertible Senior Notes, due June 2038 | Convertible Debt
Debt instrument percentage rate	3.38%	3.38%	3.38%

Nature of Business	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business
Nature of Business
Organization
Hercules Offshore, Inc., a Delaware corporation, and its majority owned subsidiaries (the “Company”) provide shallow-water drilling and marine services to the oil and natural gas exploration and production industry globally through its Domestic Offshore, International Offshore, Inland, Domestic Liftboats and International Liftboats segments (See Note 16). At December 31, 2012, the Company owned a fleet of 37 jackup rigs, 14 barge rigs and 58 liftboat vessels and operated an additional five liftboat vessels owned by a third party. The Company’s diverse fleet is capable of providing services such as oil and gas exploration and development drilling, well service, platform inspection, maintenance, and decommissioning operations in several key shallow-water provinces around the world.
Recast of Financial Information for Discontinued Operations
In May 2013, the Company entered into an agreement to sell eleven inland barge rigs, which comprised the majority of the Inland segment fleet, and related assets for $45 million, and in July 2013, the Company closed on the sale of these Inland assets. Additionally, the Company had previously entered into a separate agreement to sell its Hercules 27 inland barge rig for $5.0 million, which closed in August 2013. The remaining assets of the Inland segment, which included spare equipment, one cold stacked barge and a barge that will be used as a training rig, have been transferred to the Domestic Offshore segment.
In June 2013, the Company entered into an agreement to sell its U.S. Gulf of Mexico Liftboats and related assets. On July 1, 2013, the Company closed on the sale of the liftboats and related assets and received proceeds of approximately $54.4 million. In 2008 (2 vessels), 2009 (4 vessels) and 2012 (1 vessel), the Company transferred certain assets from its Domestic Liftboats segment to its International Liftboats segment. The historical results generated by these assets that were previously reported in the Domestic Liftboats segment are reported in the International Liftboats segment.
As a result of these transactions, the Company has recast certain historical information of our Domestic liftboats and Inland segments to reflect the results of operations of these two segments as discontinued operations for all periods presented, including the Consolidated Statements of Operations and related information in Notes 2, 4, 5, 6, 15, 16, 17 and 18. In addition, the historical results of Domestic Offshore have been recast to include the operating results of the remaining Inland assets and the historical results of International Liftboats have also been recast to include the operating results of the previously transferred assets.

Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Significant Accounting Policies
 Significant Accounting Policies
Principles of Consolidation
The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All intercompany account balances and transactions have been eliminated.
Use of Estimates
In preparing financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenue and expenses during the reporting period. On an ongoing basis, the Company evaluates its estimates, including those related to bad debts, investments, derivatives, property and equipment, income taxes, insurance, percentage-of-completion, employment benefits and contingent liabilities. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates.
Cash and Cash Equivalents
Cash and cash equivalents include cash on hand, demand deposits with banks and investments in commercial paper and all highly liquid investments with original maturities of three months or less.
Restricted Cash
The Company’s restricted cash balance supports surety bonds related to the Company’s U.S. operations.
Revenue Recognition
Revenue generated from the Company’s contracts is recognized as services are performed, as long as collectability is reasonably assured. For certain contracts, the Company may receive lump-sum fees for the mobilization of equipment and personnel. Mobilization fees received and costs incurred to mobilize a rig from one location to another under contracts longer than ninety days are recognized as services are performed over the term of the related drilling contract. For certain contracts, the Company may receive fees from its customers for capital improvements to its rigs. Such fees are deferred and recognized as services are performed over the term of the related contract. The Company capitalizes such capital improvements and depreciates them over the useful life of the asset. Certain of the Company's contracts also allow us to recover additional direct costs, such as demobilization costs, additional labor and additional catering costs and under most of our liftboat contracts, we receive a variable rate for reimbursement of costs such as catering, fuel, oil, rental equipment, crane overtime and other items. Revenue for the recovery or reimbursement of these costs is recognized when the costs are incurred.
Additionally, the initial fair value of the warrants and 500,000 shares issued from Discovery Offshore S.A. (“Discovery Offshore”) have been recorded as deferred revenue to be amortized over 30 years, the estimated useful life of the two new-build Discovery Offshore rigs.
Percentage-of-Completion
In addition to having an equity method investment in Discovery Offshore, the Company has a construction management agreement (the “Construction Management Agreement”) and a services agreement (the “Services Agreement”) with Discovery Offshore with respect to each of the Rigs that Discovery Offshore has under construction (See Note 16). Under the Construction Management Agreements, the Company is planning, supervising and managing the construction and commissioning of the Rigs in exchange for a fixed fee of $7.0 million per Rig, which the Company initially received and recorded as deferred revenue in February 2011. The Company is using the percentage-of-completion method of accounting for its revenue and related costs associated with its construction management agreements with Discovery Offshore, combining the construction management agreements, based on a cost-to-cost method. Any revisions in revenue, cost or the progress towards completion, will be treated as a change in accounting estimate and will be accounted for using the cumulative catch-up method.
Stock-Based Compensation
The Company recognizes compensation cost for all share-based payments awarded in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 718, Compensation — Stock Compensation (“ASC 718”) and in accordance with such the Company records the grant date fair value of stock options and time-based restricted stock awarded as compensation expense using a straight-line method over the requisite service period. Performance based awards are recognized using the accelerated method over the requisite service period. The Company estimates the fair value of the options granted using the Trinomial Lattice option pricing model using the following assumptions: expected dividend yield, expected stock price volatility, risk-free interest rate and employee exercise patterns (expected life of the options). The fair value of the Company’s time-based restricted stock and performance based grants that are share settled is based on the closing price of the Company’s common stock on the date of grant. For those performance based grants that contain a market performance condition, the Monte Carlo simulation is used for valuation as of the date of grant. All of the Company’s cash settled awards are recorded as a liability at fair value, which is remeasured at the end of each reporting period, over the requisite service period. The Company’s cash settled liability awards that contain market performance conditions are valued using a Monte Carlo simulation, while the service based liability retention award is valued based on the lesser of the average price of the Company’s common stock for the 90 days prior to the end of the quarter or date of vesting and $10.00. The Company also estimates future forfeitures and related tax effects. The Company’s estimate of compensation expense requires a number of complex and subjective assumptions and changes to those assumptions could result in different valuations for individual share awards.
Due to the uncertainty in the level of awards to be granted in the future as well as changes in the fair value of liability-based awards, the Company's estimate of future expense relating to stock options, restricted stock and liability-based awards granted through December 31, 2012 as well as the remaining vesting period over which the associated expense is to be recognized are estimates and subject to change.
Accounts Receivable and Allowance for Doubtful Accounts
Accounts receivable are stated at the historical carrying amount net of write-offs and the allowance for doubtful accounts. The Company monitors the accounts receivable from its customers for any collectability issues. An allowance for doubtful accounts is established based on reviews of individual customer accounts, recent loss experience, current economic conditions, and other pertinent factors. The Company establishes an allowance for doubtful accounts based on the actual amount it believes is not collectable. The Company had an allowance of $0.8 million and $11.5 million at December 31, 2012 and 2011, respectively. The change in the Company’s allowance during the year ended December 31, 2012 related primarily to payments received from a customer in its International Offshore segment.
Business Combinations
The Company accounted for the 2011 Seahawk Transaction as a business combination (See Note 5).
Property and Equipment
Property and equipment are stated at cost, less accumulated depreciation. Expenditures for property and equipment and items that substantially increase the useful lives of existing assets are capitalized at cost and depreciated. Expenditures for drydocking the Company’s liftboats are capitalized at cost in Other Assets, Net on the Consolidated Balance Sheets and amortized on the straight-line method over a period of 12 months. Drydocking costs, net of accumulated amortization, at December 31, 2012 and 2011 were $3.7 million and $5.2 million, respectively. Amortization expense for drydocking costs was $13.0 million, $16.2 million and $14.0 million for the years ended December 31, 2012, 2011 and 2010, respectively, of which $8.2 million, $8.1 million and $7.8 million related to discontinued operations and is included in Loss from Discontinued Operations, Net of Taxes in the Consolidated Statements of Operations for the years ended December 31, 2012, 2011 and 2010, respectively. Routine expenditures for repairs and maintenance are expensed as incurred.
Depreciation is computed using the straight-line method, after allowing for salvage value where applicable, over the useful lives of the assets. Depreciation of leasehold improvements is computed utilizing the straight-line method over the lease term or life of the asset, whichever is shorter.
The useful lives of property and equipment for the purposes of computing depreciation are as follows:

Years
Drilling rigs and marine equipment (salvage value of 10%)	15
Drilling machinery and equipment	3–12
Furniture and fixtures	3
Computer equipment	3–7
Automobiles and trucks	3

The carrying value of long-lived assets, principally property and equipment, is reviewed for potential impairment when events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable or when reclassifications are made between property and equipment and assets held for sale. Factors that might indicate a potential impairment may include, but are not limited to, significant decreases in the market value of the long-lived asset, a significant change in the long-lived asset’s physical condition, a change in industry conditions or a substantial reduction in cash flows associated with the use of the long-lived asset. For property and equipment held for use, the determination of recoverability is made based upon the estimated undiscounted future net cash flows of the related asset or group of assets being evaluated. Actual impairment charges are recorded using an estimate of discounted future cash flows. This evaluation requires the Company to make judgments regarding long-term forecasts of future revenue and costs. In turn these forecasts are uncertain in that they require assumptions about demand for the Company’s services, future market conditions and technological developments. Significant and unanticipated changes to these assumptions could require a provision for impairment in a future period. Given the nature of these evaluations and their application to specific asset groups and specific times, it is not possible to reasonably quantify the impact of changes in these assumptions.
Supply and demand are the key drivers of rig and vessel utilization and the Company’s ability to contract its rigs and vessels at economical rates. During periods of an oversupply, it is not uncommon for the Company to have rigs or vessels idled for extended periods of time, which could indicate that an asset group may be impaired. The Company’s rigs and vessels are mobile units, equipped to operate in geographic regions throughout the world and, consequently, the Company may move rigs and vessels from an oversupplied region to one that is more lucrative and undersupplied when it is economical to do so. As such, the Company’s rigs and vessels are considered to be interchangeable within classes or asset groups and accordingly, the Company performs its impairment evaluation by asset group.
 The Company’s estimates, assumptions and judgments used in the application of its property and equipment accounting policies reflect both historical experience and expectations regarding future industry conditions and operations. Using different estimates, assumptions and judgments, especially those involving the useful lives of the Company’s rigs and liftboats and expectations regarding future industry conditions and operations, would result in different carrying values of assets and results of operations. For example, a prolonged downturn in the drilling industry in which utilization and dayrates were significantly reduced could result in an impairment of the carrying value of the Company’s assets.
Useful lives of rigs and vessels are difficult to estimate due to a variety of factors, including technological advances that impact the methods or cost of oil and gas exploration and development, changes in market or economic conditions and changes in laws or regulations affecting the drilling industry. The Company evaluates the remaining useful lives of its rigs and vessels when certain events occur that directly impact its assessment of the remaining useful lives of the rigs and vessels and include changes in operating condition, functional capability and market and economic factors. The Company also considers major capital upgrades required to perform certain contracts and the long-term impact of those upgrades on the future marketability when assessing the useful lives and salvage values of individual rigs and vessels.
When analyzing its assets for impairment, the Company separates its marketable assets, those assets that are actively marketed and can be warm stacked or cold stacked for short periods of time depending on market conditions, from its non-marketable assets, those assets that have been cold stacked for an extended period of time or those assets that the Company currently does not reasonably expect to market in the foreseeable future.
Equity Investments
The Company has an equity investment in Discovery Offshore, a pure-play, ultra high-specification jackup drilling company with two rigs currently under construction. The Company's total investment in Discovery Offshore was $38.2 million, or 32%, and $34.7 million, or 28%, as of December 31, 2012 and 2011, respectively, and is being accounted for using the equity method of accounting as the Company has the ability to exert significant influence, but not control, over operating and financial policies. The Company reviews its equity investments for impairment whenever there is a loss in value of an investment which is considered to be other than temporary. In addition, the Company was also issued warrants to purchase up to 5.0 million additional shares of Discovery Offshore as additional compensation for its costs incurred and efforts expended in forming Discovery Offshore that, if exercised, would be recorded as an increase in the Company's equity investment in Discovery Offshore (See Notes 11 and 12).
Derivatives
The warrants issued to the Company from Discovery Offshore are being accounted for as a derivative instrument as the underlying security is readily convertible to cash. Subsequent changes in the fair value of the warrants are recognized in other income (expense). The fair value of the Discovery Offshore warrants was determined using a Monte Carlo simulation (See Note 12). The Company’s estimate of fair value requires a number of inputs and changes to those inputs could result in a different valuation.
Deferred Financing Fees
Financing fees are deferred and amortized over the life of the applicable debt instrument. However, in the event of an early repayment of debt or certain debt amendments, the related unamortized deferred financing fees are expensed in connection with the repayment or amendment (See Note 10). Unamortized deferred financing fees at December 31, 2012 and 2011 were $12.1 million and $9.1 million, respectively. Amortization expense for financing fees was $3.2 million, $3.9 million and $3.3 million for the years ended December 31, 2012, 2011 and 2010, respectively, and is included in Interest Expense on the Consolidated Statements of Operations.
Accrued Self-Insurance Reserves
The Company is self-insured up to certain retention limits for maritime employer's liability claims and protection and indemnity claims. The amounts in excess of the self-insured levels are fully insured, up to a limit. Self-insurance reserves are based on estimates of (i) claims reported and (ii) loss amounts incurred but not reported. Reserves for reported claims are estimated by the Company's internal risk department by evaluating the facts and circumstances of each claim and are adjusted from time to time based upon the status of each claim and the Company's historical experience with similar claims. Reserves for loss amounts incurred but not reported are estimated by the Company's third-party actuary and include provisions for expected development on claims reported due to information not yet received and expected development on claims to be reported in the future but which have occurred prior to the accounting date. As of December 31, 2012 and 2011, there was $27.9 million and $22.1 million in Accrued Self-Insurance Reserves, respectively, which is included in Accrued Liabilities on the Consolidated Balance Sheets. The actual outcome of any claim could differ significantly from estimated amounts.
Income Taxes
The Company uses the liability method for determining its income taxes. The Company’s income tax provision is based upon the tax laws and rates in effect in the countries in which the Company’s operations are conducted and income is earned. The income tax rates imposed and methods of computing taxable income in these jurisdictions vary substantially. The Company’s effective tax rate is expected to fluctuate from year to year as operations are conducted in different taxing jurisdictions and the amount of pre-tax income fluctuates. Current income tax expense reflects an estimate of the Company’s income tax liability for the current year, withholding taxes, changes in prior year tax estimates as returns are filed, or from tax audit adjustments, while the net deferred tax expense or benefit represents the changes in the balance of deferred tax assets and liabilities as reported on the balance sheet.
Valuation allowances are established to reduce deferred tax assets when it is more likely than not that some portion or all of the deferred tax assets will not be realized in the future. The Company currently does not have any valuation allowances related to the tax assets. While the Company has considered estimated future taxable income and ongoing prudent and feasible tax planning strategies in assessing the need for a valuation allowance, changes in these estimates and assumptions, as well as changes in tax laws, could require the Company to record or adjust the valuation allowance for deferred taxes in the future. These adjustments to the valuation allowance would impact the Company’s income tax provision in the period in which such adjustments are identified and recorded.
Certain of the Company’s international rigs and liftboats are owned or operated, directly or indirectly, by the Company’s wholly owned Cayman Islands subsidiaries. Most of the earnings from these subsidiaries are reinvested internationally and remittance to the United States is indefinitely postponed. In certain circumstances, management expects that, due to the changing demands of the offshore drilling and liftboat markets and the ability to redeploy the Company’s offshore units, certain of such units will not reside in a location long enough to give rise to future tax consequences in that location. As a result, no deferred tax asset or liability has been recognized in these circumstances. Should management’s expectations change regarding the length of time an offshore drilling unit will be used in a given location, the Company would adjust deferred taxes accordingly.
Earnings Per Share
The Company calculates basic earnings per share by dividing net income by the weighted average number of shares outstanding. Diluted earnings per share is computed by dividing net income by the weighted average number of shares outstanding during the period as adjusted for the dilutive effect of the Company’s stock option and restricted stock awards. The effect of stock option and restricted stock awards is not included in the computation for periods in which a net loss occurs, because to do so would be anti-dilutive. Stock equivalents of 5.9 million, 6.5 million and 6.3 million were anti-dilutive and are excluded from the calculation of the dilutive effect of stock equivalents for the diluted earnings per share calculations for the years ended December 31, 2012, 2011 and 2010, respectively. There were no stock equivalents to exclude from the calculation of the dilutive effect of stock equivalents for the diluted earnings per share calculations for the years ended December 31, 2012, 2011 and 2010 related to the assumed conversion of the 3.375% Convertible Senior Notes as there was no excess of conversion value in any of these periods.

Accounting Pronouncements	12 Months Ended
Dec. 31, 2012
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Accounting Pronouncements
Accounting Pronouncements
In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”), which changes the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and disclosing information about fair value measurements. Some of the amendments clarify the FASB’s intent about the application of existing fair value measurement requirements while other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The amendments in this ASU are effective prospectively for interim and annual periods beginning after December 15, 2011, with no early adoption permitted. The Company adopted this standard as of January 1, 2012 with no material impact on its consolidated financial statements.

Property and Equipment, Net	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment, Net [Abstract]
Property and Equipment, Net
Property and Equipment, Net
The following is a summary of property and equipment, at cost, less accumulated depreciation:

	December 31,
	2012	2011
	(in thousands)
Drilling rigs and marine equipment	$2,077,330	$2,133,045
Drilling machinery and equipment	62,774	75,101
Leasehold improvements	10,263	10,263
Automobiles and trucks	2,467	2,225
Computer equipment	16,054	14,058
Furniture and fixtures	1,303	1,086
Total property and equipment, at cost	2,170,191	2,235,778
Less accumulated depreciation	(707,436)	(643,987)
Total property and equipment, net	$1,462,755	$1,591,791

Depreciation expense was $153.4 million, $157.4 million and $175.6 million for the years ended December 31, 2012, 2011 and 2010, respectively, of which $15.9 million, $16.7 million, and $20.4 million related to discontinued operations and is included in Loss from Discontinued Operations, Net of Taxes on the Consolidated Statements of Operations for the same years, respectively.

Business Combination	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Business Combination
 Business Combination
On April 27, 2011, the Company completed its acquisition of 20 jackup rigs and related assets, accounts receivable, accounts payable and certain contractual rights from Seahawk Drilling, Inc. and certain of its subsidiaries ("Seahawk") ("Seahawk Transaction") for total consideration of approximately $150.3 million consisting of $25.0 million of cash and 22.1 million shares of Hercules common stock, net of a working capital adjustment. Seahawk operated a jackup rig business that provided contract drilling services to the oil and natural gas exploration and production industry in the Gulf of Mexico.
The Seahawk Transaction expanded the Company’s jackup fleet and further strengthened the Company’s position as a leading shallow-water drilling provider. The fair value of the shares issued was determined using the closing price of the Company’s common stock of $5.68 on April 27, 2011. The results of Seahawk are included in the Company’s results from the date of acquisition.
The Company accounted for this transaction as a business combination and accordingly, the total consideration was allocated to Seahawk’s net tangible assets based on their estimated fair values. The Company's Financial Statements have been prepared assuming the same characterization applies for income tax purposes, based on the facts in existence through December 31, 2012. Seahawk is in a Chapter 11 proceeding in the U.S. Bankruptcy Court. Subsequent to December 31, 2012, at the direction of the Court, Seahawk made certain distributions to its equity holders. These distributions, taken together with other aspects of the acquisition, will change the tax treatment and will cause the Seahawk Transaction to be characterized as a reorganization pursuant to IRC §368(a)(1)(G) (See Note 15).
The allocation of the consideration was as follows:

April 27, 2011
(In thousands)
Accounts Receivable	$15,366
Property and Equipment, Net	145,404
Total Assets	160,770
Accounts Payable	(10,441)
Total Purchase Price	$150,329

The following presents the consolidated financial information for the Company on a pro forma basis assuming the Seahawk Transaction had occurred as of the beginning of the periods presented. The historical financial information has been adjusted to give effect to pro forma items that are directly attributable to the acquisition, factually supportable and with respect to income, are expected to have a continuing impact on consolidated results. These items include adjustments to record the incremental depreciation expense related to the increase in fair value of the acquired assets, the elimination of amounts related to the operations of Seahawk that were not purchased in the transaction as well as the elimination of directly related transaction costs.
 The unaudited pro forma financial information set forth below has been compiled from historical financial statements and other information, but is not necessarily indicative of the results that actually would have been achieved had the transaction occurred on the dates indicated or that may be achieved in the future:

	Year Ended December 31,
	2011	2010
	(In millions, except per share amounts)
Revenue	$608.0	$611.9
Net Loss	(73.8)	(478.7)
Basic Loss Per Share	(0.54)	(3.50)
Diluted Loss Per Share	(0.54)	(3.50)

The amount of revenue and net income related to the net assets acquired from Seahawk included in the Company’s Consolidated Statements of Operations for the year ended December 31, 2011 is as follows:

April 27, 2011 through December 31, 2011
(in millions)
Revenue	$74.4
Net income	18.3

The Company incurred transaction costs in the amount of $3.6 million for the year ended December 31, 2011 related to the Seahawk Transaction of which $0.2 million is included in Operating Expenses and $3.4 million is included in General and Administrative on the Consolidated Statements of Operations.

Dispositions and Discontinued Operations	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Dispositions and Discontinued Operations
  Dispositions and Discontinued Operations
From time to time the Company enters into agreements to sell assets. The following table provides information related to the sale of several of the Company’s assets, excluding other miscellaneous asset sales that occur in the normal course of business, during the years ended December 31, 2012, 2011 and 2010:

Asset		Segment	Period of Sale	Proceeds	Gain/(Loss) (a)
				(in thousands)
2012:
	Hercules 2501	Domestic Offshore	June 2012	$7,000	$5,465
	Hercules 29	Inland	July 2012	900	770
	Platform Rig 3 (b)	International Offshore	August 2012	35,516	18,350
	Hercules 101	Domestic Offshore	September 2012	1,200	—
	Hercules 252 (c)	Domestic Offshore	October 2012	8,000	—
	Hercules 257	Domestic Offshore	November 2012	6,500	2,450
	Hercules 259	Domestic Offshore	November 2012	8,000	6,441
	Hercules 75	Domestic Offshore	December 2012	650	(911)
	Hercules 77	Domestic Offshore	December 2012	650	(825)
	Hercules 28	Inland	December 2012	600	474
				$69,016	$32,214

Asset		Segment	Period of Sale	Proceeds	Gain/(Loss) (a)
				(in thousands)
2011:
	Hercules 78	Domestic Offshore	May 2011	$1,700	$20
	Various (d)	Delta Towing	May 2011	30,000	(13,359)
	Hercules 152	Domestic Offshore	July 2011	5,000	271
	Hercules 190	Domestic Offshore	September 2011	2,000	1,440
	Hercules 254	Domestic Offshore	September 2011	2,054	369
	Hercules 800	Domestic Offshore	October 2011	1,360	843
	Hercules 256	Domestic Offshore	December 2011	6,725	5,151
	Hercules 2502	Domestic Offshore	December 2011	6,725	5,151
	Hercules 2503	Domestic Offshore	December 2011	5,000	3,460
	Hercules 2008	Domestic Offshore	December 2011	1,500	35
				$62,064	$3,381
2010:
	Various (e)	Inland	March 2010	$2,200	$1,753
	Various (e)	Inland	April 2010	800	410
	Hercules 191	Domestic Offshore	April 2010	5,000	3,067
	Hercules 255	Domestic Offshore	September 2010	5,000	3,180
	Hercules 155	Domestic Offshore	December 2010	4,800	3,969
				$17,800	$12,379

_____________________

(a)	Gains (Losses) on the Inland and Delta segments are reflected in the Consolidated Statement of Operations as discontinued operations.

(b)	This represents the gain on the sale of Platform Rig 3 and related legal entities.

(c))	During the third quarter of 2012, the Company realized an impairment charge related to the write-down of Hercules 252 (See Note 12).

(d)	The Company completed the sale of substantially all of Delta Towing’s assets.

(e)	The Company entered into an agreement to sell six of its retired barges for $3.0 million. The sale of three barges closed in each of March and April 2010.
Discontinued Operations
In May 2011, the Company completed the sale of substantially all of Delta Towing’s assets and certain liabilities for aggregate consideration of $30 million in cash (the “Delta Towing Sale”) and recognized a loss on the sale of approximately $13 million. In addition, the Company retained the working capital of its Delta Towing business which was approximately $6 million at the date of sale. The results of operations of the Delta Towing segment are reflected in the Consolidated Statements of Operations for the two years ended December 31, 2011 as discontinued operations.
In May 2013, the Company entered into an agreement to sell eleven inland barge rigs, which comprised the majority of the Inland segment fleet, and related assets for $45 million, and in July 2013 the Company closed on the sale of these Inland assets. Additionally, the Company had previously entered into a separate agreement to sell its Hercules 27 inland barge for $5.0 million, which closed in August 2013. As a result of these sales, the results of operations of the Inland assets included in these sales are reflected in the Consolidated Statements of Operations for the years 2012, 2011 and 2010 as discontinued operations. The remaining assets of the Inland segment, which included spare equipment, one cold stacked barge and a barge that will be used as a training rig, have been transferred to the Domestic Offshore segment. The historical results of Domestic Offshore have also been recast to include the operating results of these assets.
In June 2013, the Company entered into an agreement to sell its U.S. Gulf of Mexico Liftboats and related assets. On July 1, 2013, the Company closed on the sale of the liftboats and related assets and received proceeds of approximately $54.4 million. As a result of the Domestic Liftboat sale, the results of operations of the Domestic Liftboats assets included in this sale have been reflected in the Consolidated Statements of Operations for the years 2012, 2011 and 2010 as discontinued operations. In 2008 (2 vessels), 2009 (4 vessels) and 2012 (1 vessel), the Company transferred certain assets from its Domestic Liftboats segment to its International Liftboats segment. The historical results generated by these assets that were previously reported in the Domestic Liftboats segment are reported in the International Liftboats segment. As a result of these transfers, the historical results of International Liftboats have also been recast to include the operating results of these assets.
Interest charges have been allocated to the discontinued operations of the Delta Towing, Inland and Domestic Liftboat segments in accordance with FASB ASC 205-20, Discontinued Operations. The interest was allocated based on a pro rata calculation of the net assets sold as compared to the Company’s consolidated net assets. Interest allocated to discontinued operations for Delta Towing was $0.8 million and $2.5 million for the years ended December 31, 2011 and 2010, respectively. Interest allocated to discontinued operations for the Inland segment was $3.6 million, $4.1 million and $4.6 million for the years 2012, 2011 and 2010, respectively. Interest allocated to discontinued operations for the Domestic Liftboats segment was $2.8 million, $3.0 million, and $3.2 million for the years 2012, 2011 and 2010, respectively.
Operating results included in discontinued operations were as follows:

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Delta Towing
Revenue	$—	$9,822	$32,653
Loss Before Income Taxes	$—	$(15,627)	$(4,183)
Income Tax Benefit	—	6,019	1,682
Loss from Discontinued Operations, Net of Taxes	$—	$(9,608)	$(2,501)
Inland
Revenue	$28,015	$28,180	$21,922
Loss Before Income Taxes	$(13,528)	$(11,837)	$(17,047)
Income Tax Benefit	5,435	4,689	6,850
Loss from Discontinued Operations, Net of Taxes	$(8,093)	$(7,148)	$(10,197)
Domestic Liftboats
Revenue	$63,552	$52,607	$65,791
Income (Loss) Before Income Taxes	$3,240	$(7,592)	$6,513
Income Tax Benefit (Provision)	(1,151)	2,970	(2,391)
Income (Loss) from Discontinued Operations, Net of Taxes	$2,089	$(4,622)	$4,122
Total
Revenue	$91,567	$90,609	$120,366
Loss Before Income Taxes	$(10,288)	$(35,056)	$(14,717)
Income Tax Benefit	4,284	13,678	6,141
Loss from Discontinued Operations, Net of Taxes	$(6,004)	$(21,378)	$(8,576)

The year ended December 31, 2011 includes a loss of $13.4 million, or $8.2 million net of taxes, in connection with the Delta Towing Sale.
The carrying value of the assets included in the Delta Towing Sale are as follows:

May 13, 2011
(In thousands)
Property and Equipment, Net and Related Assets	$43,359

Long-Term Incentive Awards	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Long-Term Incentive Awards
 Long-Term Incentive Awards
Stock-based Compensation
The Company’s 2004 Amended and Restated Long-Term Incentive Plan (the “2004 Plan”) provides for the granting of stock options, restricted stock, phantom stock, performance stock awards and other stock-based awards to selected employees and non-employee directors of the Company. At December 31, 2012, approximately 6.0 million shares were available for grant or award under the 2004 Plan. The Compensation Committee of the Company’s Board of Directors selects participants from time to time and, subject to the terms and conditions of the 2004 Plan, determines all terms and conditions of awards. The Company issues originally issued shares upon exercise of stock options and for restricted stock grants.
The Company has the following equity awards grants under the 2004 Plan:

•
Time-based awards The Company granted time-based restricted stock awards to employees which vest 1/3 per year and time-based restricted stock awards to the Company's Directors which vest on the date of the Company's annual meeting of stockholders that follows the grant date. The grant-date fair value per share for these time-based restricted stock awards is equal to the closing price of the Company's stock on the grant date. Additionally, the Company granted stock options which vest 1/3 per year and have a maximum contractual term of 10 years.

•
Objective-based awards The Company granted additional compensation awards to employees that are based on the Company's achievement of certain Company-based performance objectives as well as the Company's achievement of certain market-based objectives. A portion of these awards are payable in shares of the Company's stock and vest 1/3 per year. If the highest market-based and Company-based performance objectives are met, a portion of these awards are payable in cash and cliff vest at the first anniversary of the grant date. Additionally, the Company granted certain awards to its Chief Executive Officer that are based upon the Company's achievement of certain market-based objectives that, if met, will be payable in cash at the end of the vesting period, ("Performance Retention Awards") as well as a retention award outside of the 2004 Plan payable in cash at the end of a three year vesting equal to the product of 500,000 shares and the lesser of the average stock price of the Company's common stock for the 90 days prior to the date of vesting and $10.00.

The Company recognized $2.6 million and $0.9 million in employee compensation expense and $0.9 million and $0.3 million in related income tax benefit for all liability based awards during the years ended December 31, 2012 and 2011, respectively. The Company recognized $6.2 million, $5.3 million and $4.4 million in employee stock-based compensation expense and $2.2 million, $1.8 million and $1.6 million in related income tax benefit for all share-settled awards during the years ended December 31, 2012, 2011 and 2010, respectively. The Company classified thirteen thousand, $0.9 million and $0.4 million in excess tax benefits as a financing cash inflow for the years ended December 31, 2012, 2011 and 2010, respectively. The Company's estimate of future expense relating to stock options, restricted stock and liability-based awards granted through December 31, 2012 as well as the remaining vesting period over which the associated expense is to be recognized is presented in the following table:

	December 31, 2012
	Unrecognized Compensation Expense	Weighted Average Remaining Term
	(in thousands)	(in years)
Stock Option Awards	$121	0.2
Time-based Restricted Stock Awards	4,632	1.2
Objective-based Awards (share settled)	1,921	1.2
Objective-based Awards (cash settled)	1,563	0.9

The Company uses various assumptions to estimate the fair value of the Company's stock option awards and objective-based awards. The Company uses the historical volatility of its common stock to estimate volatility while the dividend yield assumption was based on historical and anticipated dividend payouts. The risk-free interest rate assumption was based on observed interest rates consistent with the approximate vesting period.
Objective-based Awards (cash settled)
The Company accounts for awards, or the portion of the awards, requiring cash settlement under stock-compensation principles of accounting as liability instruments. The fair value of all liability instruments are being remeasured based on the awards' estimated fair value at the end of each reporting period and are being recorded to expense over the vesting period. The awards that are based on the Company's achievement of market-based objectives related to the Company's stock price are valued using a Monte Carlo simulation based on the following weighted-average assumptions:

	December 31, 2012		December 31, 2011
	Performance Retention Awards	Restricted Stock Market-Based	Performance Retention Awards
Dividend yield	—	—	—
Expected price volatility	65.0%	65.0%	65.0%
Risk-free interest rate	0.2%	0.1%	0.3%
Stock price	$6.17	$6.17	$4.44
Fair value	$3.24	$6.17	$1.83

The stock price represents the closing price of the Company's common stock at the valuation date.
Stock Option Awards
The fair value of the stock options granted under the 2004 Plan was estimated on the date of grant using the Trinomial Lattice option pricing model with the following assumptions used:

2010
Dividend yield	—
Expected price volatility	45.8%
Risk-free interest rate	2.7%
Expected life of options (in years)	6.0
Weighted-average fair value of options granted	$1.67

The Company used the simplified method to estimate the expected life of the options granted. There were no options granted in year ended 2011 or 2012.

The following table summarizes stock option activity under the 2004 Plan as of December 31, 2012 and changes during the year then ended:

Stock Options	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
				(in thousands)
Outstanding at January 1, 2012	3,815,800	$8.13	6.74	$4,546
Granted	—	—
Exercised	(137,579)	1.98
Forfeited	(8,791)	1.65
Expired	(84,189)	8.91
Outstanding at December 31, 2012	3,585,241	8.36	5.78	8,241
Vested or Expected to Vest at December 31, 2012	3,565,041	8.39	5.77	8,175
Exercisable at December 31, 2012	3,193,587	8.93	5.60	7,282

The intrinsic value of stock options exercised during 2012, 2011 and year ended 2010 was $0.4 million, $2.3 million and twenty thousand dollars, respectively. Cash received from stock option exercises was $0.3 million, $1.7 million and eighteen thousand dollars during the years ended December 31, 2012, 2011 and year ended 2010, respectively.
Objective-based Awards (share settled)
The fair value of all awards requiring share settlement are measured at the fair value on the date of grant. These awards that are based on the Company's achievement of market-based objectives related to the Company's stock price are valued at the date of grant using a Monte Carlo simulation based on the following assumptions:

February 28, 2012
Dividend yield	—
Expected price volatility	65.0%
Risk-free interest rate	0.2%
Stock price	$5.28
Fair value	$5.28

The stock price represents the closing price of the Company's common stock at February 28, 2012.

The following table summarizes information about objective-based restricted stock outstanding as of December 31, 2012 and changes during the year then ended:

	Objective-Based Restricted Stock	Weighted- Average Grant Date Fair Value
Non-Vested at January 1, 2012	596,858	$5.93
Granted (a)	810,026	5.28
Vested	(198,972)	5.93
Forfeited	(41,521)	5.28
Non-Vested at December 31, 2012	1,166,391	5.50
_____________________________
(a) The number of objective-based restricted stock shown reflects the shares that would be granted if the maximum level of performance is achieved. The number of shares actually issued may range from zero to 810,026.

The weighted-average grant date fair value of objective-based restricted stock granted during the years ended 2012 and 2011 was $5.28 and $5.93, respectively. The total fair value of objective-based restricted stock that vested during the year ended 2012 was $0.9 million. There was no objective-based restricted stock granted in the year ended 2010. In addition, there was no objective-based restricted stock that vested during the years ended 2011 or 2010.
Time-based Restricted Stock Awards
The following table summarizes information about time-based restricted stock outstanding as of December 31, 2012 and changes during the year then ended:

	Time-Based Restricted Stock	Weighted- Average Grant Date Fair Value
Non-Vested at January 1, 2012	1,375,010	$4.90
Granted	924,733	5.03
Vested	(563,431)	4.79
Forfeited	(97,774)	4.39
Non-Vested at December 31, 2012	1,638,538	5.04

The weighted-average grant date fair value of time-based restricted stock granted during the years ended 2012, 2011 and 2010 was $5.03, $5.00 and $3.79, respectively. The total fair value of time-based restricted stock that vested during the years ended 2012, 2011 and 2010 was $2.8 million, $2.4 million and $0.7 million, respectively.

Supplemental Financial Information	12 Months Ended
Dec. 31, 2012
Disclosure Supplemental Financial Information Supplemental Consolidated Balance Sheet Information [Abstract]
Supplemental Financial Information
Supplemental Financial Information
Consolidated Balance Sheet Information
Other current assets and other current liabilities consisted of the following:

	December 31,
	2012	2011
	(in thousands)
Other:
Insurance Claims Receivable	$1,784	$9,567
Deferred Expense-Current Portion	7,653	3,811
Other	2,754	7,057
	$12,191	$20,435
Other Current Liabilities:
Deferred Revenue-Current Portion	$14,546	$8,461
Taxes Payable	4,958	4,763
Other	6,979	5,142
	$26,483	$18,366

Accrued liabilities consisted of the following:

	December 31,
	2012	2011
	(in thousands)
Accrued Liabilities:
Taxes other than Income	$20,463	$14,899
Accrued Payroll and Employee Benefits	34,066	29,758
Accrued Self-Insurance Reserves	27,947	22,063
Other	305	3,701
	$82,781	$70,421

Common Stock Offering
In March 2012, the Company raised approximately $96.7 million in net proceeds, after adjusting for underwriting discounts and offering expenses, from an underwritten public offering of 20.0 million shares of common stock, par value $0.01 per share at a price to the public of $5.10 per share ($4.86, net of underwriting discounts). The Company used a portion of the net proceeds from the share offering to fund a portion of the purchase price for the acquisition of Hercules 266 and will use the remaining net proceeds for general corporate purposes as well as the costs associated with the upgrade and mobilization of Hercules 266.

Benefit Plan	12 Months Ended
Dec. 31, 2012
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Benefit Plan
 Benefit Plan
The Company currently has a 401(k) plan in which substantially all U.S. employees are eligible to participate. The Company match was eliminated effective August 1, 2009, but was reinstated effective May 1, 2011 to match participant contributions equal to 3% of a participant’s eligible compensation. The Company incurred expense related to matching contributions of $3.2 million and $1.6 million for the years ended December 31, 2012 and 2011, respectively. The Company made no matching contributions in the year ended December 31, 2010.

Debt	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Debt
 Debt
Debt is comprised of the following:

	December 31, 2012	December 31, 2011
	(in thousands)
Term Loan Facility, previously due July 2013	$—	$452,909
7.125% Senior Secured Notes, due April 2017	300,000	—
10.5% Senior Notes, due October 2017	294,503	293,676
10.25% Senior Notes, due April 2019	200,000	—
3.375% Convertible Senior Notes, due June 2038	67,054	90,180
7.375% Senior Notes, due April 2018	3,510	3,511
Total Debt	865,067	840,276
Less Short-term Debt and Current Portion of Long-term Debt	67,054	22,130
Total Long-term Debt, Net of Current Portion	$798,013	$818,146

The following is a summary of scheduled long-term debt maturities by year (in thousands):

2013	$67,054
2014	—
2015	—
2016	—
2017	594,503
Thereafter	203,510
$865,067

	December 31, 2012			December 31, 2011
Liability Component	Notional Amount	Unamortized Discount	Carrying Value	Notional Amount	Unamortized Discount	Carrying Value
	(in millions)			(in millions)
10.5% Senior Notes, due October 2017	$300.0	$(5.5)	$294.5	$300.0	$(6.3)	$293.7
3.375% Convertible Senior Notes, due June 2038*	68.3	(1.2)	67.1	95.9	(5.7)	90.2
 _____________________________

*	The carrying amount of the equity component was $30.1 million at both December 31, 2012 and 2011.

The unamortized discount of the 10.5% Senior Notes is being amortized to interest expense over the life of the debt instrument. The unamortized discount of the 3.375% Convertible Senior Notes is being amortized to interest expense over their expected life which ends June 1, 2013.

	Year Ended December 31,
	2012				2011
	Coupon Interest	Discount Amortization	Total Interest	Effective Rate	Coupon Interest	Discount Amortization	Total Interest	Effective Rate
	(in millions)				(in millions)
10.5% Senior Notes, due October 2017	$31.5	$0.8	$32.3	11.00%	$31.4	$0.8	$32.2	11.00%
3.375% Convertible Senior Notes, due June 2038	2.7	3.2	5.9	7.93	3.2	3.7	6.9	7.93

	Year Ended December 31, 2010
	Coupon Interest	Discount Amortization	Total Interest	Effective Rate
	(in millions)
10.5% Senior Notes, due October 2017	$31.4	$0.7	$32.1	11.00%
3.375% Convertible Senior Notes, due June 2038	3.3	3.4	6.7	7.93

Senior Secured Credit Agreement
At December 31, 2011, the Company previously had a $592.9 million credit agreement, consisting of a $452.9 million term loan facility and a $140.0 million revolving credit facility. In addition to its scheduled payments, in January 2012, the Company used the net proceeds from asset sales to retire $17.6 million of the outstanding balance of the Company's term loan facility as required under the prior credit agreement. In addition, on April 3, 2012, the Company repaid in full all outstanding indebtedness under the prior secured credit facilities, and the liens securing such obligations were terminated. There were no termination penalties incurred by the Company in connection with the termination of the prior secured credit facility.
On April 3, 2012, the Company entered into a new credit agreement (the "Credit Agreement"), which governs its new senior secured revolving credit facility (the "Credit Facility"), which provides for a $75.0 million senior secured revolving credit facility, with a $25.0 million sublimit for the issuance of letters of credit. As of December 31, 2012, no amounts were outstanding and $1.0 million in letters of credit had been issued under the Credit Facility, therefore the remaining availability under this facility was $74.0 million.
The Company may prepay borrowings under the Credit Facility at any time without premium or penalty (other than customary LIBOR breakage costs), subject to certain notice requirements. The Credit Agreement requires mandatory prepayments of amounts outstanding thereunder with the net proceeds of certain asset sales, casualty events, preferred stock issuances and debt issuances, but these mandatory prepayments do not require any reduction of the lenders' commitments under the Credit Agreement. All borrowings under the Credit Facility mature on April 3, 2017.
Borrowings under the Credit Facility bear interest, at the Company's option, at either (i) the Alternate Base Rate ("ABR") (the highest of the administrative agent's corporate base rate of interest, the federal funds rate plus 0.5%, or the one-month Eurodollar rate (as defined in the Credit Agreement) plus 1%), plus an applicable margin that ranges between 3.0% and 4.5%, depending on the Company's leverage ratio, or (ii) the Eurodollar rate plus an applicable margin that ranges between 4.0% and 5.5%, depending on the Company's leverage ratio. The Company will pay a per annum fee on all letters of credit issued under the Credit Facility, which fee will equal the applicable margin for loans accruing interest based on the Eurodollar rate, and the Company will pay a commitment fee of 0.75% per annum on the unused availability under the Credit Facility.
In addition, during any period of time that outstanding letters of credit under the Credit Facility exceed $10 million or there are any revolving borrowings outstanding under the Credit Facility, the Company will have to maintain compliance with a maximum secured leverage ratio (as defined in the Credit Agreement, being generally computed as the ratio of secured indebtedness to consolidated cash flow). The maximum secured leverage ratio is 3.50 to 1.00.
The Company's obligations under the Credit Agreement are guaranteed by substantially all of the Company's current domestic subsidiaries (collectively, the "Guarantors"), and the obligations of the Company and the Guarantors are secured by liens on substantially all of the vessels owned by the Company and the Guarantors, together with certain accounts receivable, equity of subsidiaries, equipment and other assets.
7.125% Senior Secured Notes due 2017
On April 3, 2012 the Company completed the issuance and sale of $300.0 million aggregate principal amount of senior secured notes at a coupon rate of 7.125% ("7.125% Senior Secured Notes") with maturity in April 2017. These notes were sold at par and the Company received net proceeds from the offering of the notes of $293.0 million after deducting the initial purchasers' discounts and offering expenses. Interest on the 7.125% Senior Secured Notes is payable in cash semi-annually in arrears on April 1 and October 1 of each year.
The 7.125% Senior Secured Notes are guaranteed by each of the Guarantors that guarantee the Company's obligations under its Credit Agreement. The notes are secured by liens on all collateral that secures the Company's obligations under its Credit Agreement, subject to limited exceptions. The liens securing the notes share on an equal and ratable first priority basis with liens securing the Company's Credit Agreement. Under the intercreditor agreement the collateral agent for the lenders under the Company's Credit Agreement is generally entitled to sole control of all decisions and actions.
10.25% Senior Notes due 2019
On April 3, 2012 the Company completed the issuance and sale of $200.0 million aggregate principal amount of senior notes at a coupon rate of 10.25% ("10.25% Senior Notes") with maturity in April 2019. These notes were sold at par and the Company received net proceeds from the offering of the notes of $195.4 million after deducting the initial purchasers' discounts and offering expenses. Interest on the 10.25% Senior Notes is payable in cash semi-annually in arrears on April 1 and October 1 of each year.
The 10.25% Senior Notes are guaranteed by each of the Guarantors that guarantee the Company's obligations under the Company's Credit Agreement.
10.5% Senior Notes due 2017 (Formerly Secured prior to April 3, 2012)
The interest on the 10.5% Senior Notes due 2017 ("10.5% Senior Notes") is payable in cash semi-annually in arrears on April 15 and October 15 of each year to holders of record at the close of business on April 1 or October 1.
The indenture governing the 10.5% Senior Notes provides that all the liens securing the notes may be released if the Company's total amount of secured indebtedness, other than the 10.5% Senior Notes, does not exceed the lesser of $375.0 million and 15.0% of the Company's consolidated tangible assets. The Company refers to such a release as a "collateral suspension." When a collateral suspension is in effect, the 10.5% Senior Notes due 2017 become unsecured. Following the closing of the 2012 debt issuances and the use of proceeds thereof to repay in full the prior secured credit facility, the liens securing the 10.5% Senior Notes were released on April 3, 2012 and a collateral suspension is currently in effect. The indenture governing the 10.5% Senior Notes also provides that if, after any such collateral suspension, the aggregate principal amount of the Company's total secured indebtedness, other than the 10.5% Senior Notes due 2017, were to exceed the greater of $375.0 million and 15.0% of the Company's consolidated tangible assets, as defined in such indenture, then the collateral obligations of the Company and guarantors thereunder will be reinstated and must be complied with within 30 days of such event.
The 10.5% Senior Notes are guaranteed by each of the Guarantors that guarantee the Company's obligations under its Credit Agreement.
3.375% Convertible Senior Notes due 2038
The interest on the 3.375% Convertible Senior Notes due 2038 ("3.375% Convertible Senior Notes") is payable in cash semi-annually in arrears, on June 1 and December 1 of each year until June 1, 2013, after which the principal will accrete at an annual yield to maturity of 3.375% per year. The Company will also pay contingent interest during any six-month interest period commencing June 1, 2013, for which the trading price of these notes for a specified period of time equals or exceeds 120% of their accreted principal amount. The notes will be convertible under certain circumstances into shares of the Company’s common stock (“Common Stock”) at an initial conversion rate of 19.9695 shares of Common Stock per $1,000 principal amount of notes, which is equal to an initial conversion price of approximately $50.08 per share. Upon conversion of a note, a holder will receive, at the Company’s election, shares of Common Stock, cash or a combination of cash and shares of Common Stock. At December 31, 2012, the number of conversion shares potentially issuable in relation to the 3.375% Convertible Senior Notes was 1.4 million. The Company may redeem the notes at its option beginning June 6, 2013, and holders of the notes will have the right to require the Company to repurchase the notes on June 1, 2013 and certain dates thereafter or on the occurrence of a fundamental change.
The Company determined that upon maturity or redemption, it has the intent and ability to settle the principal amount of its 3.375% Convertible Senior Notes in cash, and any additional conversion consideration spread (the excess of conversion value over face value) in shares of the Company’s Common Stock.
In May 2012, the Company repurchased a portion of the 3.375% Convertible Senior Notes and in accordance with ASC 470-20 Debt - Debt with Conversion and Other Options, the settlement consideration was allocated to the extinguishment of the liability component in an amount equal to the fair value of that component immediately prior to extinguishment with the difference between this allocation and the net carrying amount of the liability component and unamortized debt issuance costs recognized as a gain or loss on debt extinguishment. If there would have been any remaining settlement consideration, it would have been allocated to the reacquisition of the equity component and recognized as a reduction of stockholders' equity.
Other Indenture Provisions
The Credit Agreement as well as the indentures governing the 7.125% Senior Secured Notes, 10.25% Senior Notes, 10.5% Senior Notes and 3.375% Convertible Senior Notes contain customary events of default. In addition, the Credit Agreement as well as the indentures governing the 7.125% Senior Secured Notes, 10.25% Senior Notes, 10.5% Senior Notes and 3.375% Convertible Senior Notes also contain a provision under which an event of default by the Company or by any restricted subsidiary on any other indebtedness exceeding $25.0 million would be considered an event of default under the Credit Agreement and indentures if such default: a) is caused by failure to pay the principal at final maturity, or b) results in the acceleration of such indebtedness prior to maturity.
The Credit Agreement as well as the indentures governing the 7.125% Senior Secured Notes, 10.25% Senior Notes and 10.5% Senior Notes contain covenants that, among other things, limit the Company's ability and the ability of its restricted subsidiaries to:

•	incur additional indebtedness or issue certain preferred stock;

•	pay dividends or make other distributions;

•	make other restricted payments or investments;

•	sell assets;

•	create liens;

•	enter into agreements that restrict dividends and other payments by restricted subsidiaries;

•	engage in transactions with affiliates; and

•	consolidate, merge or transfer all or substantially all of its assets.
Loss on Extinguishment of Debt
During the twelve months ended December 31, 2012, the Company incurred the following charges which are included in Loss on Extinguishment of Debt in the Consolidated Statements of Operations:

•
In April 2012 and in connection with the termination of the prior secured credit facility, the Company recognized a pretax charge of $1.4 million, $0.9 million, net of tax, for the write off of unamortized issuance costs related to the term loan;

•	In April 2012, the Company recognized a pretax charge of $6.4 million, $4.2 million net of tax, related to the Company's debt refinancing; and

•	In May 2012, the Company repurchased $27.6 million aggregate principal amount of the 3.375% Convertible Senior Notes, resulting in a loss of $1.3 million, or $0.9 million, net of tax.

Derivative Instruments	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments
  Derivative Instruments
Warrants
The Company was issued warrants to purchase up to 5.0 million additional shares of Discovery Offshore stock at a strike price of 11.50 Norwegian Kroner (“NOK”) per share which is exercisable in the event that the Discovery Offshore stock price reaches an average equal to or higher than 23.00 NOK per share for 30 consecutive trading days. As of December 31, 2012, Discovery Offshore’s stock price was 13.00 NOK per share. The warrants are being accounted for as a derivative instrument as the underlying security is readily convertible to cash. Subsequent changes in the fair value of the warrants are recognized to other income (expense). The fair value of the Discovery Offshore warrants was determined using a Monte Carlo simulation (See Note 12).
Interest Rate Contracts
The Company has historically used derivative instruments to manage its exposure to interest rate risk, including interest rate swap agreements to effectively fix the interest rate on variable rate debt and interest rate collars to limit the interest rate range on variable rate debt. These are recognized in the statement of financial position at fair value, with changes in fair value determined on whether they have been designated and qualify as part of a hedging relationship and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument based upon the exposure being hedged as a fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation. These hedge transactions have historically been accounted for as cash flow hedges such that the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income and reclassified into earnings in the same line item associated with the forecasted transaction and in the period or periods during which the hedged transaction affects earnings. The effective portion of the interest rate swaps and collar hedging the exposure to variability in expected future cash flows due to changes in interest rates is reclassified into interest expense. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any, or hedged components excluded from the assessment of effectiveness, is recognized in interest expense. Currently, the Company has no derivative instruments outstanding related to managing interest rate risk. However, in July 2007, the Company entered into a zero cost LIBOR collar on $300.0 million of term loan principal, which was settled on October 1, 2010 per the agreement with a cash payment of $3.4 million, with a ceiling of 5.75% and a floor of 4.99%. The counterparty was obligated to pay the Company in any quarter that actual LIBOR reset above 5.75% and the Company paid the counterparty in any quarter that actual LIBOR reset below 4.99%. The terms and settlement dates of the collar matched those of the term loan through July 27, 2009, the date of the 2009 Credit Amendment.
As a result of the inclusion of a LIBOR floor in the previous credit agreement, the Company determined, as of July 27, 2009 and on an ongoing basis, that the interest rate collar (which was settled on October 1, 2010) would not be highly effective in achieving offsetting changes in cash flows attributable to the hedged interest rate risk during the period that the hedge was designated. As such, the Company discontinued cash flow hedge accounting for the interest rate collar as of July 27, 2009. Because cash flow hedge accounting was not applied to this instrument, changes in fair value related to the interest rate collar subsequent to July 27, 2009 were recorded in earnings.
The following table provides the fair values of the Company’s derivatives:

	Fair Value
Balance Sheet Classification	December 31, 2012	December 31, 2011
	(in thousands)
Derivatives:
Warrants	$3,964	$1,758
Other Assets, Net	$3,964	$1,758

The following table provides the effect of the Company’s derivatives on the Consolidated Statements of Operations:

	Year Ended December 31,
		2012	2011	2010		2012	2011	2010
Derivatives	I.	II.			III.	IV.
		(in thousands)				(in thousands)
Interest rate contracts(a)	Interest Expense	$—	$—	$(8,881)	Interest Expense	$—	$—	$(264)
Warrants	N/A	N/A	N/A	N/A	Other Income (Expense)	$2,206	$(3,288)	$—

(a)	These interest rate contracts were designated as cash flow hedges through July 27, 2009.

I.	Classification of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Loss) (Effective Portion)

II.	Amount of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Loss) (Effective Portion)

III.	Classification of Gain (Loss) Recognized in Income (Loss) on Derivative

IV.	Amount of Gain (Loss) Recognized in Income (Loss) on Derivative

A summary of the changes in Accumulated Other Comprehensive Loss (in thousands):

Cumulative unrealized loss, net of tax of $3,108, as of December 31, 2009	$(5,773)
Reclassification of losses into net income, net of tax of $3,108	5,773
Cumulative unrealized loss, net of tax, as of December 31, 2010	$—

Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurements
  Fair Value Measurements
Fair value measurements are generally based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. The Company uses the fair value hierarchy included in Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820-10, Fair Value Measurements and Disclosure ("ASC 820-10"), which is intended to increase consistency and comparability in fair value measurements and related disclosures. The fair value hierarchy consists of the following three levels:
Level 1 — Inputs are quoted prices in active markets for identical assets or liabilities.
Level 2 — Inputs are quoted prices for similar assets or liabilities in an active market, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable and market-corroborated inputs which are derived principally from or corroborated by observable market data.
Level 3 — Inputs are derived from valuation techniques in which one or more significant inputs or value drivers are unobservable.
As of December 31, 2012 the fair value of the warrants issued by Discovery Offshore was $4.0 million. The fair value of the warrants was determined using a Monte Carlo simulation based on the following assumptions:

	December 31,
	2012	2011
Strike Price (NOK)	11.50	11.50
Target Price (NOK)	23.00	23.00
Stock Value (NOK)	13.00	8.50
Expected Volatility (%)	50.0%	50.0%
Risk-Free Interest Rate (%)	1.44%	0.60%
Expected Life of Warrants (5.0 years at inception)	3.1	4.1
Number of Warrants	5,000,000	5,000,000

The Company used the historical volatility of companies similar to that of Discovery Offshore to estimate volatility. The risk-free interest rate assumption was based on observed interest rates consistent with the approximate life of the warrants. The stock price represents the closing stock price of Discovery Offshore stock at December 31, 2012 and 2011, respectively. The strike price, target price, expected life and number of warrants are all contractual based on the terms of the warrant agreement.
The following table represents the Company’s derivative asset measured at fair value on a recurring basis as of December 31, 2012 and 2011, respectively:

	Total Fair Value Measurement	Quoted Prices in Active Markets for Identical Asset or Liability (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands)
Warrants - as of December 31, 2012	$3,964	$—	$3,964	$—
Warrants - as of December 31, 2011	$1,758	$—	$1,758	$—

The following table represents the Company’s assets measured at fair value on a non-recurring basis for which an impairment measurement was made as of December 31, 2012:

	Total Fair Value Measurement	Quoted Prices in Active Markets for Identical Asset or Liability (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gain (Loss)
	(in thousands)
Property and Equipment, Net (1)	$1,500	$—	$—	$1,500	$(42,916)
Property and Equipment, Net (2)	$9,340	$—	$7,840	$1,500	$(60,693)

(1) This represents a non-recurring fair value measurement made at June 30, 2012 for Hercules 185.
(2) This represents a non-recurring fair value measurement made at September 30, 2012 for Hercules 252 and Hercules 258.

In April 2012, during the return mobilization from the U.S. Gulf of Mexico to Angola, Hercules 185 experienced extensive damage to various portions of the rig's legs (See Note 17). The Company believed it was unfeasible to repair the damage and return the rig to service and recorded an impairment charge of $42.9 million ($27.9 million, net of tax) which is included in Asset Impairment on the Consolidated Statements of Operations for the year ended December 31, 2012 to write the rig down to salvage value.
Long-lived assets held for sale at September 30, 2012 were written down to their fair value less estimated cost to sell, resulting in an impairment charge of approximately $25.5 million ($16.6 million, net of tax), which is included in Asset Impairment on the Consolidated Statements of Operations for the year ended December 31, 2012, related to Hercules 252. The sale of Hercules 252 was completed in October 2012 (See Note 6).
During September 2012, the Company made the decision to cold stack Hercules 258 effective October 1, 2012 and removed it from its marketable assets into its non-marketable assets as the Company does not reasonably expect to market this rig in the foreseeable future. This decision resulted in an impairment charge of approximately $35.2 million ($35.2 million, net of tax), which is included in Asset Impairment on the Consolidated Statements of Operations for the year ended December 31, 2012, to write the rig down to salvage value based on a third party estimate. The financial information for Hercules 258 has been reported as part of the International Offshore segment.
The following table represents the Company’s assets measured at fair value on a non-recurring basis for which an impairment measurement was made as of December 31, 2010:

	Total Fair Value Measurement December 31, 2010	Quoted Prices in Active Markets for Identical Asset or Liability (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gain (Loss)
	(in thousands)
Property and Equipment, Net	$27,848	$—	$—	$27,848	$(125,136)

During the fourth quarter 2010, the Company considered the prolonged downturn in the drilling industry as an indicator of impairment and assessed its segments for impairment as of December 31, 2010. When analyzing its Domestic Offshore, International Offshore and Delta Towing segments for impairment, the Company determined five of its domestic jackup rigs, one of its international jackup rigs and several of its Delta Towing assets that had previously been considered marketable, would not be marketed in the foreseeable future and were included in the impairment analysis of non-marketable assets. This determination was based on the Company’s estimate of reactivation costs associated with these assets which, based on current and forecasted near-term dayrates and utilization levels, were economically prohibitive, and the sustained lack of visibility in the issuance of offshore drilling permits in the U.S. Gulf of Mexico at that time. Based on an undiscounted cash flow analysis, it was determined that the non-marketable assets were impaired. The Company estimated the value of the discounted cash flows for each segment’s non-marketable assets, which included management’s estimate of sales proceeds less costs to sell, and recorded an impairment charge of $125.1 million ($81.3 million, net of tax) of which $2.4 million ($1.5 million, net of tax) related to the discontinued operations of its Delta Towing segment and is included in Loss from Discontinued Operations, Net of Taxes in the Consolidated Statement of Operations for the year ended December 31, 2010. The Company analyzed its other segments and its marketable assets for impairment as of December 31, 2010 and noted that each segment had adequate undiscounted cash flows to recover its property and equipment carrying values.
The carrying value and fair value of the Company’s equity investment in Discovery Offshore was $38.2 million and $49.1 million at December 31, 2012, respectively, and $34.7 million and $26.1 million at December 31, 2011, respectively. The fair value at December 31, 2012 and 2011 was calculated using the closing price of Discovery Offshore shares at each date respectively (level one input), converted to U.S. dollars using the exchange rate at each respective date.
Fair Value of Financial Instruments
The carrying amounts of the Company’s financial instruments, which include cash and cash equivalents, restricted cash, accounts receivable, accounts payable and accrued liabilities, approximate fair values because of the short-term nature of the instruments.
The fair value of the Company’s 3.375% Convertible Senior Notes, 10.25% Senior Notes, 10.5% Senior Notes, 7.125% Senior Secured Notes and former term loan facility is estimated based on quoted prices in active markets. The fair value of the Company’s 7.375% Senior Notes is estimated based on discounted cash flows using inputs from quoted prices in active markets for similar debt instruments. The inputs used to determine fair value are considered level two inputs. The following table provides the carrying value and fair value of the Company’s long-term debt instruments:

	December 31, 2012		December 31, 2011
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(in millions)
Term Loan Facility (terminated April 2012)	n/a	n/a	$452.9	$442.0
7.125% Senior Secured Notes, due April 2017	$300.0	$317.1	n/a	n/a
10.5% Senior Notes, due October 2017	294.5	326.6	293.7	291.2
10.25% Senior Notes, due April 2019	200.0	219.6	n/a	n/a
3.375% Convertible Senior Notes, due June 2038	67.1	68.5	90.2	84.7
7.375% Senior Notes, due April 2018	3.5	3.3	3.5	2.8

Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information
 Supplemental Cash Flow Information

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Cash paid, net during the period for:
Interest, net of capitalized interest	$64,332	$68,672	$76,993
Income taxes	10,220	7,152	22,092

During 2012, the Company capitalized interest of $3.6 million. The Company did not capitalize interest in 2011 and 2010.
Non-Cash Investing activities in 2011 include the value of the Company's common stock issued in connection with the Seahawk Transaction of $125.3 million (See Note 5).

Concentration of Credit Risk	12 Months Ended
Dec. 31, 2012
Risks and Uncertainties [Abstract]
Concentration of Credit Risk
Concentration of Credit Risk
The Company maintains its cash in bank deposit accounts at high credit quality financial institutions or in highly rated money market funds as permitted by its Credit Agreement. The balances, at many times, exceed federally insured limits.
The Company provides services to a diversified group of customers in the oil and natural gas exploration and production industry. Credit is extended based on an evaluation of each customer’s financial condition. The Company maintains an allowance for doubtful accounts receivable based on expected collectability and establishes a reserve when payment is unlikely to occur.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes
 Income Taxes
Income (loss) from continuing operations before income taxes consisted of the following:

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
United States	$(120,004)	$(166,725)	$(303,759)
Foreign	(19,717)	84,293	94,260
Total	$(139,721)	$(82,432)	$(209,499)

The income tax (benefit) provision consisted of the following:

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Current-United States	$184	$—	$—
Current-foreign	14,861	16,153	8,752
Current-state	(3,698)	63	517
Current income tax provision	11,347	16,216	9,269
Deferred-United States	(30,707)	(44,224)	(97,312)
Deferred-foreign	(708)	304	3,748
Deferred-state	1,347	22	814
Deferred income tax benefit	(30,068)	(43,898)	(92,750)
Total income tax benefit	$(18,721)	$(27,682)	$(83,481)

The components of and changes in the net deferred taxes were as follows:

	December 31,
	2012	2011
	(in thousands)
Deferred tax assets:
Net operating loss carryforward (Federal, State & Foreign)	$155,895	$160,272
Credit carryforwards	14,895	14,711
Accrued expenses	19,853	15,767
Unearned income	2,433	5,135
Intangibles	6,167	7,199
Stock-Based Compensation	5,952	7,272
Deferred tax assets	205,195	210,356
Deferred tax liabilities:
Fixed assets	(226,476)	(258,762)
Convertible Notes	(6,496)	(8,199)
Deferred expenses	(5,130)	(5,202)
Other	(2,688)	(6,079)
Deferred tax liabilities	(240,790)	(278,242)
Net deferred tax liabilities	$(35,595)	$(67,886)

A reconciliation of statutory and effective income tax rates is as shown below:

	Year Ended December 31,
	2012	2011	2010
Statutory rate	35.0%	35.0%	35.0%
Effect of:
State income taxes	0.7	0.6	(0.3)
Taxes on foreign earnings at greater than the U.S. statutory rate	(19.7)	0.5	8.1
Uncertain Tax Positions	(0.1)	(0.7)	2.3
Deemed Repatriation of foreign earnings	—	—	(3.9)
Other	(2.5)	(1.8)	(1.4)
Effective rate	13.4%	33.6%	39.8%

The amount of consolidated U.S. net operating losses (“NOLs”) available as of December 31, 2012 is approximately $446.9 million. This differs from the NOL reported in the Company's financial statements by $4.0 million which represents the unrealized tax benefits associated with equity compensation and uncertain tax position in accordance with FASB ASC 718, Stock Compensation and FASB ASC 740, Income Taxes. These NOLs will expire in the years 2024 through 2031. In addition, the Company has $14.9 million of non-expiring alternative minimum tax credits.
The Company has not recorded deferred income taxes on the remaining undistributed earnings of its foreign subsidiaries because of management’s intent to permanently reinvest such earnings. At December 31, 2012, the aggregate amount of undistributed earnings of the foreign subsidiaries was $72.7 million. Upon distribution of these earnings in the form of dividends or otherwise, the Company may be subject to U.S. income taxes and foreign withholding taxes. It is not practical, however, to estimate the amount of taxes that may be payable on the remittance of these earnings.
In accordance with FASB ASC 740, the Company recognizes interest and penalties related to uncertain tax positions in income tax expense. The Company recorded interest and penalties of $0.2 million, $0.2 million and $0.4 million through the Income Tax Benefit line of the Consolidated Statement of Operations for the years ended December 31, 2012, 2011 and 2010, respectively.
The Company, directly or through its subsidiaries, files income tax returns in the United States, and multiple state and foreign jurisdictions. The Company’s tax returns for 2006 through 2011 remain open for examination by the taxing authorities in the respective jurisdictions where those returns were filed. Although, the Company believes that its estimates are reasonable, the final outcome in the event that the Company is subjected to an audit could be different from that which is reflected in its historical income tax provision and accruals. Such differences could have a material effect on the Company’s income tax provision and net income in the period in which such determination is made. In addition, certain tax returns filed by TODCO and its subsidiaries are open for years prior to 2004, however, TODCO tax obligations from periods prior to its initial public offering in 2004 are indemnified by Transocean, the former owner of TODCO, under the tax sharing agreement, except for the Trinidad and Tobago jurisdiction. The Company’s Trinidadian and Tobago tax returns are open for examination for the years 2006 through 2011.
Effective April 27, 2011 the Company completed the Seahawk Transaction. The Company’s financial statements have been prepared assuming that this transaction should be characterized as a purchase of assets for income tax purposes. Seahawk is in a Chapter 11 proceeding in the U.S. Bankruptcy Court. Subsequent to December 31, 2012, at the direction of the Court, Seahawk made certain distributions to its equity holders. These distributions, taken together with other aspects of the acquisition, will change the tax treatment and will cause the Seahawk Transaction to be characterized as a reorganization pursuant to IRC §368(a)(1)(G). Therefore, for tax purposes the Company will record a carryover basis in the Seahawk assets and other tax attributes. Because of the ownership change certain of these carryovers may be subject to specific, and in some cases an annual, limitation on their utilization. In these instances, the Company will recognize valuation allowances as appropriate. These carryover attributes include net operating losses of $187 million, tax credits of $17 million, and tax basis in assets of $70 million. Based on the Company's current tax position, these will produce additional deferred tax assets of approximately $35 million (gross additional deferred tax assets of $56 million offset by valuation allowances of $21 million). These tax attributes will be recorded in the Company's financial statements in the first quarter of 2013 based on the effective date of the equity distribution. There can be no assurance that these deferred tax assets will be realized.
The following table presents the reconciliation of the total amounts of unrecognized tax benefits that, if recognized, would impact the effective income tax rate:

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Balance, beginning of period	$5,533	$4,109	13,529
Gross increases — tax positions in prior periods	—	1,424	—
Gross decreases — tax positions in prior periods	—	—	(1,499)
Settlements	—	—	(7,921)
Balance, end of period	$5,533	$5,533	$4,109

From time to time, the Company’s tax returns are subject to review and examination by various tax authorities within the jurisdictions in which the Company operates or has operated. The Company is currently contesting tax assessments in Venezuela, and may contest future assessments where the Company believes the assessments are meritless.
In January 2008, SENIAT, the national Venezuelan tax authority, commenced an audit for the 2003 calendar year, which was completed in the fourth quarter of 2008. The Company has not yet received any proposed adjustments from SENIAT for that year.
In March 2007, a subsidiary of the Company received an assessment from the Mexican tax authorities related to its operations for the 2004 tax year. This assessment contested the Company’s right to certain deductions and also claimed it did not remit withholding tax due on certain of these deductions. In 2008, the Mexican tax authorities commenced an audit for the 2005 tax year. During 2010, the Company effectively reached a compromise settlement of all issues for 2004 through 2007. The Company paid $11.6 million and reversed (i) previously provided reserves and (ii) an associated tax benefit in the year ended December 31, 2010 which totaled $5.8 million.

Segments	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segments
Segments
The Company reports its business activities in five business segments: (1) Domestic Offshore, (2) International Offshore, (3) Inland, (4) Domestic Liftboats and (5) International Liftboats. The Company eliminates inter-segment revenue and expenses, if any.
In March 2012, the Company acquired an offshore jackup drilling rig, Hercules 266, for $40.0 million. The Company has entered into a three-year drilling contract with Saudi Aramco for the use of this rig with Saudi Aramco having an option to extend the term for an additional one-year period. This rig is currently undergoing upgrades and other contract specific refurbishments and the Company expects the rig to commence work under the contract in the second quarter of 2013.
During April 2012, the Kingfish, a 230 class liftboat, began its mobilization from the U.S. Gulf of Mexico to the Middle East, where it underwent upgrades prior to becoming reactivated. The vessel commenced work in November 2012.
During November 2012, the decision was made to reactivate one of our previously cold stacked rigs, Hercules 209. Hercules 209 is currently in the shipyard undergoing repairs and upgrades for reactivation and is expected to be available for work in the second quarter of 2013.
The following describes the Company's reporting segments as of December 31, 2012:
Domestic Offshore — includes 29 jackup rigs in the U.S. Gulf of Mexico that can drill in maximum water depths ranging from 85 to 350 feet. Nineteen of the jackup rigs are either under contract or available for contracts and ten are cold stacked.
International Offshore — includes eight jackup rigs outside of the U.S. Gulf of Mexico. We have three jackup rigs contracted offshore in Saudi Arabia, one jackup rig contracted offshore in Myanmar and one jackup rig contracted offshore in Cameroon. In addition, we have one jackup rig warm stacked and one jackup rig cold stacked in Bahrain as well as one jackup rig cold stacked in Malaysia. In addition to owning and operating our own rigs, we have the Construction Management Agreement and the Services Agreement with Discovery Offshore with respect to each of its two rigs (See Note 2).
Inland — includes a fleet of four conventional and ten posted barge rigs that operate inland in marshes, rivers, lakes and shallow bay or coastal waterways along the U.S. Gulf Coast. Three of our inland barges are either under contract or available and eleven are cold stacked.
Domestic Liftboats — includes 39 liftboats in the U.S. Gulf of Mexico. Thirty-two are operating or available for contracts and seven are cold stacked.
International Liftboats — includes 24 liftboats. Nineteen are operating or available for contracts offshore West Africa, including five liftboats owned by a third party, two are cold stacked offshore West Africa and three are operating or available for contracts in the Middle East region.
The Company’s jackup rigs and submersible rigs are used primarily for exploration and development drilling in shallow waters. The Company’s liftboats are self-propelled, self-elevating vessels with a large open deck space, which provides a versatile, mobile and stable platform to support a broad range of offshore maintenance and construction services throughout the life of an oil or natural gas well.
The results of operations of the Domestic Liftboats and Inland segments are reflected in the Consolidated Statements of Operations for the three years ended December 31, 2012, 2011 and 2010, as discontinued operations and the Company has recast the financial information in this footnote as it relates to the Consolidate Statements of Operations to exclude these discontinued operations (See Notes 1 and 6). The remaining assets of the Inland segment, which included spare equipment, one cold stacked barge and a barge that will be used as a training rig, have been transferred to the Domestic Offshore segment. The historical results of Domestic Offshore have been recast to include the operating results of these assets. In 2008 (2 vessels), 2009 (4 vessels) and 2012 (1 vessel), the Company transferred certain assets from its Domestic Liftboats segment to its International Liftboats segment. The historical results generated by these assets that were previously reported in the Domestic Liftboats segment are reported in the International Liftboats segment. As a result of these transfers, the historical results of International Liftboats have also been recast to include the operating results of these assets.
Information regarding the Company's reportable segments is as follows:

	Year Ended December 31, 2012			Year Ended December 31, 2011
	Revenue	Income (Loss) from Operations	Depreciation and Amortization	Revenue	Income (Loss) from Operations	Depreciation and Amortization
		(in thousands)			(in thousands)
Domestic Offshore (a)	$355,762	$8,755	$76,890	$217,450	$(49,101)	$73,901
International Offshore (b)	135,047	(59,205)	45,577	237,047	57,842	52,278
International Liftboats	127,416	38,148	17,213	120,074	32,149	20,693
	$618,225	$(12,302)	$139,680	$574,571	$40,890	$146,872
Corporate	—	(47,425)	2,649	—	(47,302)	2,605
Total Company	$618,225	$(59,727)	$142,329	$574,571	$(6,412)	$149,477
  _____________________________

(a)	2012 Income (Loss) from Operations for the Company's Domestic Offshore segment includes an asset impairment charge of $25.5 million (See Note 12).

(b)
2012 Income (Loss) from Operations for the Company's International Offshore segment includes an asset impairment charge of $82.7 million (See Note 12). In addition, Income (Loss) from Operations for the Company's International Offshore segment includes a gain on the sale of Platform Rig 3 of $18.4 million and a gain on Hercules 185 insurance settlement of $27.3 million (See Notes 6 and 17).

	Year Ended December 31, 2010
	Revenue	Income (Loss) from Operations	Depreciation and Amortization
		(in thousands)
Domestic Offshore (a)	$124,063	$(197,797)	$82,898
International Offshore (b)	291,516	56,878	58,275
International Liftboats	121,535	39,573	18,617
	$537,114	$(101,346)	$159,790
Corporate	—	(39,335)	3,177
Total Company	$537,114	$(140,681)	$162,967
 _____________________________

(a)	2010 Income (Loss) from Operations includes an impairment of property and equipment charge of $84.7 million.

(b)	2010 Income (Loss) from Operations includes an impairment of property and equipment charge of $38.0 million.

	Total Assets
	December 31, 2012	December 31, 2011
	(in thousands)
Domestic Offshore	$980,973	$890,339
International Offshore	649,565	705,831
Inland	107,349	119,356
Domestic Liftboats	74,824	82,234
International Liftboats	147,823	154,974
Corporate	56,096	53,970
Total Company	$2,016,630	$2,006,704

	Year Ended December 31,
	2012	2011	2010
		(in thousands)
Capital Expenditures and Deferred Drydocking Expenditures:
Domestic Offshore	$42,016	$27,088	$11,133
International Offshore (a)	114,235	4,324	6,469
Inland	1,560	213	758
Domestic Liftboats	9,692	11,866	9,987
International Liftboats	8,489	11,217	7,470
Delta Towing	—	301	927
Corporate	2,613	213	314
Total Company	$178,605	$55,222	$37,058
  _____________________________

(a)	2012 Includes the purchase of Hercules 266 as well as related upgrades, contract specific refurbishments and mobilization costs.
A substantial portion of the Company’s assets are mobile. Asset locations at the end of the period are not necessarily indicative of the geographic distribution of the revenue generated by such assets during the periods. The following tables present revenue and long-lived assets by country based on the location of the service provided:

	Year Ended December 31,
	2012	2011	2010
		(in thousands)
Operating Revenue:
United States	$356,042	$221,419	$128,982
Nigeria	105,176	98,256	97,163
Saudi Arabia	55,911	93,920	103,712
India	56	61,925	130,533
Other (a)	101,040	99,051	76,724
Total	$618,225	$574,571	$537,114

	As of December 31,
	2012	2011
	(in thousands)
Long-Lived Assets:
United States	$883,308	$1,034,511
Nigeria	83,979	99,812
Saudi Arabia	261,433	253,708
India	—	39,446
Other (a)	309,303	229,225
Total	$1,538,023	$1,656,702
  _____________________________

(a)	Other represents countries in which the Company operates that individually had operating revenue or long-lived assets representing less than 10% of total operating revenue or total long-lived assets.

Sales to Major Customers
The Company’s customers primarily include major integrated energy companies, independent oil and natural gas operators and national oil companies. Sales to customers exceeding 10 percent or more of the Company’s total revenue from continuing operations in any of the past three years are as follows:

	Year Ended December 31,
	2012	2011	2010
Chevron Corporation (a)	16%	24%	16%
Saudi Aramco (b)	7	15	17
Oil and Natural Gas Corporation Limited (b)	—	11	24
  _____________________________

(a)	Revenue included in the Company’s Domestic Offshore, International Offshore and International Liftboats segments.

(b)	Revenue included in the Company’s International Offshore segment.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies
Operating Leases
The Company has non-cancellable operating lease commitments that expire at various dates through 2017. As of December 31, 2012, future minimum lease payments related to non-cancellable operating leases were as follows (in thousands):

Years Ended December 31,
2013	$3,945
2014	3,278
2015	2,525
2016	2,126
2017	2,162
Thereafter	—
Total	$14,036

Rental expense for all operating leases was $13.8 million, $12.9 million and $13.2 million for the years ended December 31, 2012, 2011 and 2010, respectively, of which $0.7 million, $0.8 million, and $1.0 million related to discontinued operations and is included in Loss from Discontinued Operations, Net of Taxes on the Consolidated Statements of Operations for the same years, respectively.
Legal Proceedings
The Company is involved in various claims and lawsuits in the normal course of business. As of December 31, 2012, management did not believe any accruals were necessary in accordance with FASB ASC 450-20, Contingencies — Loss Contingencies.
Termination of Foreign Corrupt Practices Act Investigations
On April 4, 2011, the Company received a subpoena issued by the Securities and Exchange Commission (“SEC”) requesting the delivery of certain documents to the SEC in connection with its investigation into possible violations of the securities laws, including possible violations of the Foreign Corrupt Practices Act (“FCPA”) in certain international jurisdictions where the Company conducts operations. The Company was also notified by the Department of Justice (“DOJ”) on April 5, 2011, that certain of the Company’s activities were under review by the DOJ.
On April 24, 2012, the Company received a letter from the DOJ notifying the Company that the DOJ had closed its inquiry into the Company regarding possible violations of the FCPA and did not intend to pursue enforcement action against the Company or impose any fines or penalties against the Company. Additionally, on August 7, 2012, the Company received a letter from the SEC notifying the Company that the SEC staff had completed its investigation into the Company regarding possible violations of the FCPA and did not intend to pursue enforcement action against the Company or impose any fines or penalties against the Company. As a result of these terminations by the SEC and the DOJ, there are no open FCPA investigations against the Company.
Shareholder Derivative Suits
Say-on-Pay Litigation
In June 2011, two separate shareholder derivative actions were filed purportedly on the Company’s behalf in response to its failure to receive a majority advisory “say-on-pay” vote in favor of the Company’s 2010 executive compensation. On June 8, 2011, the first action was filed in the District Court of Harris County, Texas, and on June 23, 2011, the second action was filed in the United States Court for the District of Delaware. Subsequently, on July 21, 2011, the plaintiff in the Harris County action filed a concurrent action in the United States District Court for the Southern District of Texas. Each action named the Company as a nominal defendant and certain of its officers and directors, as well as the Company’s Compensation Committee’s consultant, as defendants. Plaintiffs allege that the Company’s directors breached their fiduciary duty by approving excessive executive compensation for 2010, that the Compensation Committee consultant aided and abetted that breach of fiduciary duty, that the officer defendants were unjustly enriched by receiving the allegedly excessive compensation, and that the directors violated the federal securities laws by disseminating a materially false and misleading proxy. The plaintiffs seek damages in an unspecified amount on the Company’s behalf from the officer and director defendants, certain corporate governance actions, and an award of their costs and attorney’s fees. The Company and the other defendants have filed motions to dismiss these cases for failure to make demand upon the Company’s board and for failing to state a claim. Those motions are pending. On June 11, 2012, the plaintiff in the Harris County action voluntarily dismissed his action.
The Company does not expect the ultimate outcome of any of these shareholder derivative lawsuits to have a material adverse effect on its consolidated results of operations, financial position or cash flows.
The Company and its subsidiaries are involved in a number of other lawsuits, all of which have arisen in the ordinary course of business. The Company does not believe that ultimate liability, if any, resulting from any such other pending litigation will have a material adverse effect on its business or consolidated financial statements.
The Company cannot predict with certainty the outcome or effect of any of the litigation matters specifically described above or of any other pending litigation. There can be no assurance that the Company’s belief or expectations as to the outcome or effect of any lawsuit or other litigation matter will prove correct, and the eventual outcome of these matters could materially differ from management’s current estimates.
Insurance and Indemnity
The Company is self-insured for the deductible portion of its insurance coverage. Management believes adequate accruals have been made on known and estimated exposures up to the deductible portion of the Company’s insurance coverage. Management believes that claims and liabilities in excess of the amounts accrued are adequately insured. However, the Company’s insurance is subject to exclusions and limitations, and there is no assurance that such coverage will adequately protect the Company against liability from all potential consequences. In addition, there is no assurance of renewal or the ability to obtain coverage acceptable to the Company.
The Company maintains insurance coverage that includes coverage for physical damage, third party liability, workers’ compensation and employer’s liability, general liability, vessel pollution and other coverages.
In April 2012, the Company completed the annual renewal of all of its key insurance policies. The Company’s primary marine package provides for hull and machinery coverage for substantially all of the Company’s rigs and liftboats up to a scheduled value of each asset. The total maximum amount of coverage for these assets is $1.6 billion. The marine package includes protection and indemnity and maritime employer’s liability coverage for marine crew personal injury and death and certain operational liabilities, with primary coverage (or self-insured retention for maritime employer’s liability coverage) of $5.0 million per occurrence with excess liability coverage up to $200.0 million. The marine package policy also includes coverage for personal injury and death of third parties with primary and excess coverage of $25.0 million per occurrence with additional excess liability coverage up to $200.0 million, subject to a $250,000 per-occurrence deductible. The marine package also provides coverage for cargo and charterer’s legal liability. The marine package includes limitations for coverage for losses caused in U.S. Gulf of Mexico named windstorms, including an annual aggregate limit of liability of $75.0 million for property damage and removal of wreck liability coverage. The Company also procured an additional $75.0 million excess policy for removal of wreck and certain third-party liabilities incurred in U.S. Gulf of Mexico named windstorms. Deductibles for events that are not caused by a U.S. Gulf of Mexico named windstorm are 12.5% of the insured drilling rig values per occurrence, subject to a minimum of $1.0 million, and $1.0 million per occurrence for liftboats. The deductible for drilling rigs and liftboats in a U.S. Gulf of Mexico named windstorm event is $25.0 million. Vessel pollution is covered under a Water Quality Insurance Syndicate policy (“WQIS Policy”) providing limits as required by applicable law, including the Oil Pollution Act of 1990. The WQIS Policy covers pollution emanating from the Company’s vessels and drilling rigs, with primary limits of $5.0 million (inclusive of a $3.0 million per-occurrence deductible) and excess liability coverage up to $200.0 million.
Control-of-well events generally include an unintended flow from the well that cannot be contained by equipment on site (e.g., a blow-out preventer), by increasing the weight of the drilling fluid, or that does not naturally close itself off through what is typically described as "bridging over". The Company carries a contractor’s extra expense policy with $25.0 million primary liability coverage for well control costs, expenses incurred to redrill wild or lost wells and pollution, with excess liability coverage up to $200.0 million for pollution liability that is covered in the primary policy. The policies are subject to exclusions, limitations, deductibles, self-insured retention and other conditions. In addition to the marine package, the Company has separate policies providing coverage for onshore foreign and domestic general liability, employer’s liability, auto liability and non-owned aircraft liability, with customary deductibles and coverage.
The Company’s drilling contracts provide for varying levels of indemnification from its customers and in most cases, may require the Company to indemnify its customers for certain liabilities. Under the Company’s drilling contracts, liability with respect to personnel and property is customarily assigned on a “knock-for-knock” basis, which means that the Company and its customers assume liability for their respective personnel and property, regardless of how the loss or damage to the personnel and property may be caused. The Company’s customers typically assume responsibility for and agree to indemnify the Company from any loss or liability resulting from pollution or contamination, including clean-up and removal and third-party damages arising from operations under the contract and originating below the surface of the water, including as a result of blow-outs or cratering of the well (“Blowout Liability”). The customer’s assumption for Blowout Liability may, in certain circumstances, be limited or could be determined to be unenforceable in the event of the Company’s gross negligence, willful misconduct or other egregious conduct. In addition, the Company may not be indemnified for statutory penalties and punitive damages relating to such pollution or contamination events. The Company generally indemnifies the customer for the consequences of spills of industrial waste or other liquids originating solely above the surface of the water and emanating from its rigs or vessels.
In 2012, in connection with the renewal of certain of its insurance policies, the Company entered into an agreement to finance a portion of its annual insurance premiums. Approximately $30.1 million was financed through this arrangement with an interest rate of 3.54% and a maturity date of March 2013, of which $9.1 million was outstanding at December 31, 2012. There was $5.2 million outstanding in insurance notes payable at December 31, 2011 which was fully paid during 2012. The amount financed, related interest rate and maturity date in connection with the prior year renewal was $25.8 million at 3.59% which matured in March 2012.
Insurance Claims Settlement
In September 2011, the Company was conducting a required annual spud can inspection on Hercules 185 in protected waters offshore Angola. While conducting the inspection, it was determined that the spud can on the starboard leg had detached from the leg. Subsequently, additional leg damage was identified. The rig underwent repairs related to this damage and was mobilized back to Angola. During the return mobilization from the U.S. Gulf of Mexico to Angola, Hercules 185 experienced additional damage to its legs. The Company conducted a survey of the rig's legs above and below the water line and discovered extensive damage to various portions of the rig's legs. In June 2012, the Company determined that it was unfeasible to repair the damage and return the rig to service and recorded an impairment charge to write the rig down to salvage value (See Note 12). The Company and its insurance underwriters reached a global settlement in September 2012, agreeing that Hercules 185 should be considered a constructive total loss. From this settlement, the Company received total insurance proceeds of $41.0 million for the rig, including $7.5 million received in June 2012 for its earlier claim relating to previous leg damage to the rig. These proceeds generated a gain on insurance settlement of $27.3 million which is included in Operating Expenses on the Consolidated Statements of Operations for the year ended December 31, 2012. As part of the settlement, the Company agreed to transport and attempt to sell the rig, with the Company being entitled to the first $1.5 million in proceeds from such sale and any sale proceeds in excess of $1.5 million being split seventy-five percent to the underwriters and twenty-five percent to the Company.
Sales and Use Tax Audits
Certain of the Company’s legal entities are under audit by various taxing authorities for several prior-year periods. These audits are ongoing and the Company is working to resolve all relevant issues. The Company has an accrual of $12.0 million and $6.5 million related to these sales and use tax matters, which is included in Accrued Liabilities on the Consolidated Balance Sheets as of December 31, 2012 and 2011, respectively.

Unaudited Interim Financial Data	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Unaudited Interim Financial Data
Unaudited Interim Financial Data
Unaudited interim financial information for the years ended December 31, 2012 and 2011 is as follows:

	Quarter Ended
	March 31	June 30 (a)	September 30 (b)	December 31
	(in thousands, except per share amounts)
2012
Revenue	$128,835	$154,498	$160,157	$174,735
Operating Income (Loss)	(22,872)	(35,781)	(18,274)	17,200
Income (Loss) from Continuing Operations	(33,836)	(52,403)	(37,166)	$2,405
Income (Loss) from Discontinued Operations, Net of Taxes	(4,506)	(2,668)	(692)	1,862
Net Income (Loss)	$(38,342)	$(55,071)	$(37,858)	$4,267
Basic Income (Loss) Per Share:
Income (Loss) from Continuing Operations	$(0.24)	$(0.33)	$(0.23)	$0.02
Income (Loss) from Discontinued Operations	(0.04)	(0.02)	(0.01)	0.01
Net Income (Loss)	$(0.28)	$(0.35)	$(0.24)	$0.03
Diluted Income (Loss) Per Share:
Income (Loss) from Continuing Operations	$(0.24)	$(0.33)	$(0.23)	$0.01
Income (Loss) from Discontinued Operations	(0.04)	(0.02)	(0.01)	0.02
Net Income (Loss)	$(0.28)	$(0.35)	$(0.24)	$0.03

	Quarter Ended
	March 31	June 30	September 30	December 31
	(in thousands, except per share amounts)
2011
Revenue	$144,151	$147,020	$139,907	$143,493
Operating Income (Loss)	5,619	(4,077)	(2,138)	(5,816)
Loss from Continuing Operations	(8,167)	(13,299)	(15,426)	(17,858)
Loss from Discontinued Operations, Net of Taxes	(6,052)	(10,131)	(1,566)	(3,629)
Net Loss	$(14,219)	$(23,430)	$(16,992)	$(21,487)
Basic and Diluted Loss Per Share:
Loss from Continuing Operations	$(0.07)	$(0.10)	$(0.11)	$(0.13)
Loss from Discontinued Operations	(0.05)	(0.08)	(0.01)	(0.03)
Net Loss	$(0.12)	$(0.18)	$(0.12)	$(0.16)
_____________________________

(a)	Includes $47.5 million in asset impairment charges (See Notes 12 and 17).

(b)	Includes $60.7 million in asset impairment charges, an $18.4 million gain on the sale of Platform Rig 3 and a $27.3 million gain on the Hercules 185 insurance settlement (See Notes 6, 12 and 17).

Related Parties	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Parties
 Related Parties
The Company engages in transactions in the ordinary course of business with entities with whom certain of our directors or members of management have a relationship. The Company has determined that these transactions were carried out on an arm’s-length basis and are not material individually or in the aggregate. All of these transactions were approved in accordance with the Company’s Policy on Covered Transactions with Related Persons. The following provides a brief description of these relationships.

•
The Company’s Chairman of the Board of Directors was a Senior Advisor to Lime Rock Partners in 2012, which holds an investment interest in Global Energy Services, which includes the Southwest Oilfield Products division, an oilfield equipment manufacturing company, and which holds an investment interest in Tesco Corporation, an oilfield equipment and services company. The Company's Chairman of the Board of Directors is also a member of the Board of Directors of Independence Contract Drilling, which purchased Louisiana Electric Rig Services, an equipment manufacturing and service company, from Global Energy Services in 2012.

•	A member of the Company’s Board of Directors is a member of the Board of Directors of HCC Insurance Holdings, a specialty insurance group.

•	A member of the Company’s Board of Directors is a member of the Board of Directors of Bristow Group, Inc.

•	The Company holds a three percent investment in each of Hall-Houston Exploration II, L.P., Hall-Houston Exploration III, L.P. and Hall-Houston Exploration IV, L.P., exploration and production funds.

•
The Company has an investment in approximately 32% of the total outstanding equity of Discovery Offshore. Two of the Company’s officers are on the Board of Directors of Discovery Offshore (See Note 2).

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
 Subsequent Events
In February 2013, at the direction of the Court, Seahawk made certain distributions to its equity holders. These distributions, taken together with other aspects of the acquisition, will change the Company's tax treatment and will cause the Seahawk Transaction to be characterized as a reorganization pursuant to IRC §368(a)(1)(G) (See Note 15).
In February 2013, the Company entered into a definitive agreement to acquire the offshore drilling rig Ben Avon from a subsidiary of KCA Deutag. The purchase price was $55.0 million in cash and the Company expects the acquisition to close in late March 2013. In addition, the Company signed a three-year rig commitment with Cabinda Gulf Oil Company Limited for use of the Ben Avon. The Company expects the rig to commence work in the second quarter of 2013.
In February 2013, the Company entered into a definitive agreement to acquire the liftboat Bull Ray, a 280 class vessel, from a subsidiary of KS Energy Ltd. The purchase price was $42.0 million in cash and the Company expects the acquisition to close in early March 2013. The liftboat is currently located in Limbe, Cameroon. In addition, the Company signed a Letter of Intent for a short term commitment to use the Bull Ray and expects the vessel to commence work shortly after the acquisition closes.

Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Principles of Consolidation
Principles of Consolidation
The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All intercompany account balances and transactions have been eliminated.

Use of Estimates
Use of Estimates
In preparing financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenue and expenses during the reporting period. On an ongoing basis, the Company evaluates its estimates, including those related to bad debts, investments, derivatives, property and equipment, income taxes, insurance, percentage-of-completion, employment benefits and contingent liabilities. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates.

Cash and Cash Equivalents
Cash and Cash Equivalents
Cash and cash equivalents include cash on hand, demand deposits with banks and investments in commercial paper and all highly liquid investments with original maturities of three months or less.

Restricted Cash	Restricted Cash The Company’s restricted cash balance supports surety bonds related to the Company’s U.S. operations.
Revenue Recognition
Revenue Recognition
Revenue generated from the Company’s contracts is recognized as services are performed, as long as collectability is reasonably assured. For certain contracts, the Company may receive lump-sum fees for the mobilization of equipment and personnel. Mobilization fees received and costs incurred to mobilize a rig from one location to another under contracts longer than ninety days are recognized as services are performed over the term of the related drilling contract. For certain contracts, the Company may receive fees from its customers for capital improvements to its rigs. Such fees are deferred and recognized as services are performed over the term of the related contract. The Company capitalizes such capital improvements and depreciates them over the useful life of the asset. Certain of the Company's contracts also allow us to recover additional direct costs, such as demobilization costs, additional labor and additional catering costs and under most of our liftboat contracts, we receive a variable rate for reimbursement of costs such as catering, fuel, oil, rental equipment, crane overtime and other items. Revenue for the recovery or reimbursement of these costs is recognized when the costs are incurred.
Additionally, the initial fair value of the warrants and 500,000 shares issued from Discovery Offshore S.A. (“Discovery Offshore”) have been recorded as deferred revenue to be amortized over 30 years, the estimated useful life of the two new-build Discovery Offshore rigs.

Percentage-of-Completion
Percentage-of-Completion
In addition to having an equity method investment in Discovery Offshore, the Company has a construction management agreement (the “Construction Management Agreement”) and a services agreement (the “Services Agreement”) with Discovery Offshore with respect to each of the Rigs that Discovery Offshore has under construction (See Note 16). Under the Construction Management Agreements, the Company is planning, supervising and managing the construction and commissioning of the Rigs in exchange for a fixed fee of $7.0 million per Rig, which the Company initially received and recorded as deferred revenue in February 2011. The Company is using the percentage-of-completion method of accounting for its revenue and related costs associated with its construction management agreements with Discovery Offshore, combining the construction management agreements, based on a cost-to-cost method. Any revisions in revenue, cost or the progress towards completion, will be treated as a change in accounting estimate and will be accounted for using the cumulative catch-up method.

Share-Based Compensation
Stock-Based Compensation
The Company recognizes compensation cost for all share-based payments awarded in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 718, Compensation — Stock Compensation (“ASC 718”) and in accordance with such the Company records the grant date fair value of stock options and time-based restricted stock awarded as compensation expense using a straight-line method over the requisite service period. Performance based awards are recognized using the accelerated method over the requisite service period. The Company estimates the fair value of the options granted using the Trinomial Lattice option pricing model using the following assumptions: expected dividend yield, expected stock price volatility, risk-free interest rate and employee exercise patterns (expected life of the options). The fair value of the Company’s time-based restricted stock and performance based grants that are share settled is based on the closing price of the Company’s common stock on the date of grant. For those performance based grants that contain a market performance condition, the Monte Carlo simulation is used for valuation as of the date of grant. All of the Company’s cash settled awards are recorded as a liability at fair value, which is remeasured at the end of each reporting period, over the requisite service period. The Company’s cash settled liability awards that contain market performance conditions are valued using a Monte Carlo simulation, while the service based liability retention award is valued based on the lesser of the average price of the Company’s common stock for the 90 days prior to the end of the quarter or date of vesting and $10.00. The Company also estimates future forfeitures and related tax effects. The Company’s estimate of compensation expense requires a number of complex and subjective assumptions and changes to those assumptions could result in different valuations for individual share awards.
Due to the uncertainty in the level of awards to be granted in the future as well as changes in the fair value of liability-based awards, the Company's estimate of future expense relating to stock options, restricted stock and liability-based awards granted through December 31, 2012 as well as the remaining vesting period over which the associated expense is to be recognized are estimates and subject to change.

Accounts Receivable and Allowance for Doubtful Accounts
Accounts Receivable and Allowance for Doubtful Accounts
Accounts receivable are stated at the historical carrying amount net of write-offs and the allowance for doubtful accounts. The Company monitors the accounts receivable from its customers for any collectability issues. An allowance for doubtful accounts is established based on reviews of individual customer accounts, recent loss experience, current economic conditions, and other pertinent factors. The Company establishes an allowance for doubtful accounts based on the actual amount it believes is not collectable. The Company had an allowance of $0.8 million and $11.5 million at December 31, 2012 and 2011, respectively. The change in the Company’s allowance during the year ended December 31, 2012 related primarily to payments received from a customer in its International Offshore segment.

Business Combinations
Business Combinations
The Company accounted for the 2011 Seahawk Transaction as a business combination (See Note 5).
The Company accounted for this transaction as a business combination and accordingly, the total consideration was allocated to Seahawk’s net tangible assets based on their estimated fair values. The Company's Financial Statements have been prepared assuming the same characterization applies for income tax purposes, based on the facts in existence through December 31, 2012. Seahawk is in a Chapter 11 proceeding in the U.S. Bankruptcy Court. Subsequent to December 31, 2012, at the direction of the Court, Seahawk made certain distributions to its equity holders. These distributions, taken together with other aspects of the acquisition, will change the tax treatment and will cause the Seahawk Transaction to be characterized as a reorganization pursuant to IRC §368(a)(1)(G) (See Note 15).

Property and Equipment
Property and Equipment
Property and equipment are stated at cost, less accumulated depreciation. Expenditures for property and equipment and items that substantially increase the useful lives of existing assets are capitalized at cost and depreciated. Expenditures for drydocking the Company’s liftboats are capitalized at cost in Other Assets, Net on the Consolidated Balance Sheets and amortized on the straight-line method over a period of 12 months. Drydocking costs, net of accumulated amortization, at December 31, 2012 and 2011 were $3.7 million and $5.2 million, respectively. Amortization expense for drydocking costs was $13.0 million, $16.2 million and $14.0 million for the years ended December 31, 2012, 2011 and 2010, respectively, of which $8.2 million, $8.1 million and $7.8 million related to discontinued operations and is included in Loss from Discontinued Operations, Net of Taxes in the Consolidated Statements of Operations for the years ended December 31, 2012, 2011 and 2010, respectively. Routine expenditures for repairs and maintenance are expensed as incurred.
Depreciation is computed using the straight-line method, after allowing for salvage value where applicable, over the useful lives of the assets. Depreciation of leasehold improvements is computed utilizing the straight-line method over the lease term or life of the asset, whichever is shorter.
The useful lives of property and equipment for the purposes of computing depreciation are as follows:

Years
Drilling rigs and marine equipment (salvage value of 10%)	15
Drilling machinery and equipment	3–12
Furniture and fixtures	3
Computer equipment	3–7
Automobiles and trucks	3

The carrying value of long-lived assets, principally property and equipment, is reviewed for potential impairment when events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable or when reclassifications are made between property and equipment and assets held for sale. Factors that might indicate a potential impairment may include, but are not limited to, significant decreases in the market value of the long-lived asset, a significant change in the long-lived asset’s physical condition, a change in industry conditions or a substantial reduction in cash flows associated with the use of the long-lived asset. For property and equipment held for use, the determination of recoverability is made based upon the estimated undiscounted future net cash flows of the related asset or group of assets being evaluated. Actual impairment charges are recorded using an estimate of discounted future cash flows. This evaluation requires the Company to make judgments regarding long-term forecasts of future revenue and costs. In turn these forecasts are uncertain in that they require assumptions about demand for the Company’s services, future market conditions and technological developments. Significant and unanticipated changes to these assumptions could require a provision for impairment in a future period. Given the nature of these evaluations and their application to specific asset groups and specific times, it is not possible to reasonably quantify the impact of changes in these assumptions.
Supply and demand are the key drivers of rig and vessel utilization and the Company’s ability to contract its rigs and vessels at economical rates. During periods of an oversupply, it is not uncommon for the Company to have rigs or vessels idled for extended periods of time, which could indicate that an asset group may be impaired. The Company’s rigs and vessels are mobile units, equipped to operate in geographic regions throughout the world and, consequently, the Company may move rigs and vessels from an oversupplied region to one that is more lucrative and undersupplied when it is economical to do so. As such, the Company’s rigs and vessels are considered to be interchangeable within classes or asset groups and accordingly, the Company performs its impairment evaluation by asset group.
 The Company’s estimates, assumptions and judgments used in the application of its property and equipment accounting policies reflect both historical experience and expectations regarding future industry conditions and operations. Using different estimates, assumptions and judgments, especially those involving the useful lives of the Company’s rigs and liftboats and expectations regarding future industry conditions and operations, would result in different carrying values of assets and results of operations. For example, a prolonged downturn in the drilling industry in which utilization and dayrates were significantly reduced could result in an impairment of the carrying value of the Company’s assets.
Useful lives of rigs and vessels are difficult to estimate due to a variety of factors, including technological advances that impact the methods or cost of oil and gas exploration and development, changes in market or economic conditions and changes in laws or regulations affecting the drilling industry. The Company evaluates the remaining useful lives of its rigs and vessels when certain events occur that directly impact its assessment of the remaining useful lives of the rigs and vessels and include changes in operating condition, functional capability and market and economic factors. The Company also considers major capital upgrades required to perform certain contracts and the long-term impact of those upgrades on the future marketability when assessing the useful lives and salvage values of individual rigs and vessels.
When analyzing its assets for impairment, the Company separates its marketable assets, those assets that are actively marketed and can be warm stacked or cold stacked for short periods of time depending on market conditions, from its non-marketable assets, those assets that have been cold stacked for an extended period of time or those assets that the Company currently does not reasonably expect to market in the foreseeable future.

Equity Investments
Equity Investments
The Company has an equity investment in Discovery Offshore, a pure-play, ultra high-specification jackup drilling company with two rigs currently under construction. The Company's total investment in Discovery Offshore was $38.2 million, or 32%, and $34.7 million, or 28%, as of December 31, 2012 and 2011, respectively, and is being accounted for using the equity method of accounting as the Company has the ability to exert significant influence, but not control, over operating and financial policies. The Company reviews its equity investments for impairment whenever there is a loss in value of an investment which is considered to be other than temporary. In addition, the Company was also issued warrants to purchase up to 5.0 million additional shares of Discovery Offshore as additional compensation for its costs incurred and efforts expended in forming Discovery Offshore that, if exercised, would be recorded as an increase in the Company's equity investment in Discovery Offshore (See Notes 11 and 12).

Derivatives
Derivatives
The warrants issued to the Company from Discovery Offshore are being accounted for as a derivative instrument as the underlying security is readily convertible to cash. Subsequent changes in the fair value of the warrants are recognized in other income (expense). The fair value of the Discovery Offshore warrants was determined using a Monte Carlo simulation (See Note 12). The Company’s estimate of fair value requires a number of inputs and changes to those inputs could result in a different valuation.

Deferred Financing Fees
Deferred Financing Fees
Financing fees are deferred and amortized over the life of the applicable debt instrument. However, in the event of an early repayment of debt or certain debt amendments, the related unamortized deferred financing fees are expensed in connection with the repayment or amendment (See Note 10). Unamortized deferred financing fees at December 31, 2012 and 2011 were $12.1 million and $9.1 million, respectively. Amortization expense for financing fees was $3.2 million, $3.9 million and $3.3 million for the years ended December 31, 2012, 2011 and 2010, respectively, and is included in Interest Expense on the Consolidated Statements of Operations.

Accrued Self-Insurance Reserves
Accrued Self-Insurance Reserves
The Company is self-insured up to certain retention limits for maritime employer's liability claims and protection and indemnity claims. The amounts in excess of the self-insured levels are fully insured, up to a limit. Self-insurance reserves are based on estimates of (i) claims reported and (ii) loss amounts incurred but not reported. Reserves for reported claims are estimated by the Company's internal risk department by evaluating the facts and circumstances of each claim and are adjusted from time to time based upon the status of each claim and the Company's historical experience with similar claims. Reserves for loss amounts incurred but not reported are estimated by the Company's third-party actuary and include provisions for expected development on claims reported due to information not yet received and expected development on claims to be reported in the future but which have occurred prior to the accounting date. As of December 31, 2012 and 2011, there was $27.9 million and $22.1 million in Accrued Self-Insurance Reserves, respectively, which is included in Accrued Liabilities on the Consolidated Balance Sheets. The actual outcome of any claim could differ significantly from estimated amounts.

Income Taxes
Income Taxes
The Company uses the liability method for determining its income taxes. The Company’s income tax provision is based upon the tax laws and rates in effect in the countries in which the Company’s operations are conducted and income is earned. The income tax rates imposed and methods of computing taxable income in these jurisdictions vary substantially. The Company’s effective tax rate is expected to fluctuate from year to year as operations are conducted in different taxing jurisdictions and the amount of pre-tax income fluctuates. Current income tax expense reflects an estimate of the Company’s income tax liability for the current year, withholding taxes, changes in prior year tax estimates as returns are filed, or from tax audit adjustments, while the net deferred tax expense or benefit represents the changes in the balance of deferred tax assets and liabilities as reported on the balance sheet.
Valuation allowances are established to reduce deferred tax assets when it is more likely than not that some portion or all of the deferred tax assets will not be realized in the future. The Company currently does not have any valuation allowances related to the tax assets. While the Company has considered estimated future taxable income and ongoing prudent and feasible tax planning strategies in assessing the need for a valuation allowance, changes in these estimates and assumptions, as well as changes in tax laws, could require the Company to record or adjust the valuation allowance for deferred taxes in the future. These adjustments to the valuation allowance would impact the Company’s income tax provision in the period in which such adjustments are identified and recorded.
Certain of the Company’s international rigs and liftboats are owned or operated, directly or indirectly, by the Company’s wholly owned Cayman Islands subsidiaries. Most of the earnings from these subsidiaries are reinvested internationally and remittance to the United States is indefinitely postponed. In certain circumstances, management expects that, due to the changing demands of the offshore drilling and liftboat markets and the ability to redeploy the Company’s offshore units, certain of such units will not reside in a location long enough to give rise to future tax consequences in that location. As a result, no deferred tax asset or liability has been recognized in these circumstances. Should management’s expectations change regarding the length of time an offshore drilling unit will be used in a given location, the Company would adjust deferred taxes accordingly.

Earnings Per Share
Earnings Per Share
The Company calculates basic earnings per share by dividing net income by the weighted average number of shares outstanding. Diluted earnings per share is computed by dividing net income by the weighted average number of shares outstanding during the period as adjusted for the dilutive effect of the Company’s stock option and restricted stock awards. The effect of stock option and restricted stock awards is not included in the computation for periods in which a net loss occurs, because to do so would be anti-dilutive.

Fair Value of Financial Instruments
Fair value measurements are generally based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. The Company uses the fair value hierarchy included in Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820-10, Fair Value Measurements and Disclosure ("ASC 820-10"), which is intended to increase consistency and comparability in fair value measurements and related disclosures. The fair value hierarchy consists of the following three levels:
Level 1 — Inputs are quoted prices in active markets for identical assets or liabilities.
Level 2 — Inputs are quoted prices for similar assets or liabilities in an active market, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable and market-corroborated inputs which are derived principally from or corroborated by observable market data.
Level 3 — Inputs are derived from valuation techniques in which one or more significant inputs or value drivers are unobservable.

Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Property and equipment useful lives
The useful lives of property and equipment for the purposes of computing depreciation are as follows:

Years
Drilling rigs and marine equipment (salvage value of 10%)	15
Drilling machinery and equipment	3–12
Furniture and fixtures	3
Computer equipment	3–7
Automobiles and trucks	3
The following is a summary of property and equipment, at cost, less accumulated depreciation:

	December 31,
	2012	2011
	(in thousands)
Drilling rigs and marine equipment	$2,077,330	$2,133,045
Drilling machinery and equipment	62,774	75,101
Leasehold improvements	10,263	10,263
Automobiles and trucks	2,467	2,225
Computer equipment	16,054	14,058
Furniture and fixtures	1,303	1,086
Total property and equipment, at cost	2,170,191	2,235,778
Less accumulated depreciation	(707,436)	(643,987)
Total property and equipment, net	$1,462,755	$1,591,791

Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment, Net [Abstract]
Property and equipment, at cost
The useful lives of property and equipment for the purposes of computing depreciation are as follows:

Years
Drilling rigs and marine equipment (salvage value of 10%)	15
Drilling machinery and equipment	3–12
Furniture and fixtures	3
Computer equipment	3–7
Automobiles and trucks	3
The following is a summary of property and equipment, at cost, less accumulated depreciation:

	December 31,
	2012	2011
	(in thousands)
Drilling rigs and marine equipment	$2,077,330	$2,133,045
Drilling machinery and equipment	62,774	75,101
Leasehold improvements	10,263	10,263
Automobiles and trucks	2,467	2,225
Computer equipment	16,054	14,058
Furniture and fixtures	1,303	1,086
Total property and equipment, at cost	2,170,191	2,235,778
Less accumulated depreciation	(707,436)	(643,987)
Total property and equipment, net	$1,462,755	$1,591,791

Business Combination (Tables)	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Allocation of the consideration for the Seahawk acquisition
The allocation of the consideration was as follows:

April 27, 2011
(In thousands)
Accounts Receivable	$15,366
Property and Equipment, Net	145,404
Total Assets	160,770
Accounts Payable	(10,441)
Total Purchase Price	$150,329

Business combination pro forma financial information
The unaudited pro forma financial information set forth below has been compiled from historical financial statements and other information, but is not necessarily indicative of the results that actually would have been achieved had the transaction occurred on the dates indicated or that may be achieved in the future:

	Year Ended December 31,
	2011	2010
	(In millions, except per share amounts)
Revenue	$608.0	$611.9
Net Loss	(73.8)	(478.7)
Basic Loss Per Share	(0.54)	(3.50)
Diluted Loss Per Share	(0.54)	(3.50)

Business Combination, ProFroma Information, Revenue and Earnings of Acquiree since Acquisition Date, Actual
The amount of revenue and net income related to the net assets acquired from Seahawk included in the Company’s Consolidated Statements of Operations for the year ended December 31, 2011 is as follows:

April 27, 2011 through December 31, 2011
(in millions)
Revenue	$74.4
Net income	18.3

Dispositions and Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Information Related to the Sale of Several of the Company's Assets
From time to time the Company enters into agreements to sell assets. The following table provides information related to the sale of several of the Company’s assets, excluding other miscellaneous asset sales that occur in the normal course of business, during the years ended December 31, 2012, 2011 and 2010:

Asset		Segment	Period of Sale	Proceeds	Gain/(Loss) (a)
				(in thousands)
2012:
	Hercules 2501	Domestic Offshore	June 2012	$7,000	$5,465
	Hercules 29	Inland	July 2012	900	770
	Platform Rig 3 (b)	International Offshore	August 2012	35,516	18,350
	Hercules 101	Domestic Offshore	September 2012	1,200	—
	Hercules 252 (c)	Domestic Offshore	October 2012	8,000	—
	Hercules 257	Domestic Offshore	November 2012	6,500	2,450
	Hercules 259	Domestic Offshore	November 2012	8,000	6,441
	Hercules 75	Domestic Offshore	December 2012	650	(911)
	Hercules 77	Domestic Offshore	December 2012	650	(825)
	Hercules 28	Inland	December 2012	600	474
				$69,016	$32,214

Asset		Segment	Period of Sale	Proceeds	Gain/(Loss) (a)
				(in thousands)
2011:
	Hercules 78	Domestic Offshore	May 2011	$1,700	$20
	Various (d)	Delta Towing	May 2011	30,000	(13,359)
	Hercules 152	Domestic Offshore	July 2011	5,000	271
	Hercules 190	Domestic Offshore	September 2011	2,000	1,440
	Hercules 254	Domestic Offshore	September 2011	2,054	369
	Hercules 800	Domestic Offshore	October 2011	1,360	843
	Hercules 256	Domestic Offshore	December 2011	6,725	5,151
	Hercules 2502	Domestic Offshore	December 2011	6,725	5,151
	Hercules 2503	Domestic Offshore	December 2011	5,000	3,460
	Hercules 2008	Domestic Offshore	December 2011	1,500	35
				$62,064	$3,381
2010:
	Various (e)	Inland	March 2010	$2,200	$1,753
	Various (e)	Inland	April 2010	800	410
	Hercules 191	Domestic Offshore	April 2010	5,000	3,067
	Hercules 255	Domestic Offshore	September 2010	5,000	3,180
	Hercules 155	Domestic Offshore	December 2010	4,800	3,969
				$17,800	$12,379

_____________________

(a)	Gains (Losses) on the Inland and Delta segments are reflected in the Consolidated Statement of Operations as discontinued operations.

(b)	This represents the gain on the sale of Platform Rig 3 and related legal entities.

(c))	During the third quarter of 2012, the Company realized an impairment charge related to the write-down of Hercules 252 (See Note 12).

(d)	The Company completed the sale of substantially all of Delta Towing’s assets.

(e)	The Company entered into an agreement to sell six of its retired barges for $3.0 million. The sale of three barges closed in each of March and April 2010

Operating Results of Discontinued Operations
Operating results included in discontinued operations were as follows:

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Delta Towing
Revenue	$—	$9,822	$32,653
Loss Before Income Taxes	$—	$(15,627)	$(4,183)
Income Tax Benefit	—	6,019	1,682
Loss from Discontinued Operations, Net of Taxes	$—	$(9,608)	$(2,501)
Inland
Revenue	$28,015	$28,180	$21,922
Loss Before Income Taxes	$(13,528)	$(11,837)	$(17,047)
Income Tax Benefit	5,435	4,689	6,850
Loss from Discontinued Operations, Net of Taxes	$(8,093)	$(7,148)	$(10,197)
Domestic Liftboats
Revenue	$63,552	$52,607	$65,791
Income (Loss) Before Income Taxes	$3,240	$(7,592)	$6,513
Income Tax Benefit (Provision)	(1,151)	2,970	(2,391)
Income (Loss) from Discontinued Operations, Net of Taxes	$2,089	$(4,622)	$4,122
Total
Revenue	$91,567	$90,609	$120,366
Loss Before Income Taxes	$(10,288)	$(35,056)	$(14,717)
Income Tax Benefit	4,284	13,678	6,141
Loss from Discontinued Operations, Net of Taxes	$(6,004)	$(21,378)	$(8,576)

Carrying value of assets of Delta Towing segment	The carrying value of the assets included in the Delta Towing Sale are as follows:

May 13, 2011
(In thousands)
Property and Equipment, Net and Related Assets	$43,359

Long-Term Incentive Awards (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Estimated Unrecognized Compensation Expense
The Company's estimate of future expense relating to stock options, restricted stock and liability-based awards granted through December 31, 2012 as well as the remaining vesting period over which the associated expense is to be recognized is presented in the following table:

	December 31, 2012
	Unrecognized Compensation Expense	Weighted Average Remaining Term
	(in thousands)	(in years)
Stock Option Awards	$121	0.2
Time-based Restricted Stock Awards	4,632	1.2
Objective-based Awards (share settled)	1,921	1.2
Objective-based Awards (cash settled)	1,563	0.9

Weighted-average Assumptions Used in the Valuation of Market-based Performance Awards Requiring Cash Settlement Using a Monte Carlo Simulation
The awards that are based on the Company's achievement of market-based objectives related to the Company's stock price are valued using a Monte Carlo simulation based on the following weighted-average assumptions:

	December 31, 2012		December 31, 2011
	Performance Retention Awards	Restricted Stock Market-Based	Performance Retention Awards
Dividend yield	—	—	—
Expected price volatility	65.0%	65.0%	65.0%
Risk-free interest rate	0.2%	0.1%	0.3%
Stock price	$6.17	$6.17	$4.44
Fair value	$3.24	$6.17	$1.83

Assumptions Used in the Options Granted Under the 2004 Stock Option Plan Using the Trinomial Lattice Pricing Model
The fair value of the stock options granted under the 2004 Plan was estimated on the date of grant using the Trinomial Lattice option pricing model with the following assumptions used:

2010
Dividend yield	—
Expected price volatility	45.8%
Risk-free interest rate	2.7%
Expected life of options (in years)	6.0
Weighted-average fair value of options granted	$1.67

Summary of 2004 Stock Option Plan Activity
The following table summarizes stock option activity under the 2004 Plan as of December 31, 2012 and changes during the year then ended:

Stock Options	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
				(in thousands)
Outstanding at January 1, 2012	3,815,800	$8.13	6.74	$4,546
Granted	—	—
Exercised	(137,579)	1.98
Forfeited	(8,791)	1.65
Expired	(84,189)	8.91
Outstanding at December 31, 2012	3,585,241	8.36	5.78	8,241
Vested or Expected to Vest at December 31, 2012	3,565,041	8.39	5.77	8,175
Exercisable at December 31, 2012	3,193,587	8.93	5.60	7,282

Assumptions Used in the Valuation of Market-based Performance Awards Requiring Share Settlement Using a Monte Carlo simulation
These awards that are based on the Company's achievement of market-based objectives related to the Company's stock price are valued at the date of grant using a Monte Carlo simulation based on the following assumptions:

February 28, 2012
Dividend yield	—
Expected price volatility	65.0%
Risk-free interest rate	0.2%
Stock price	$5.28
Fair value	$5.28

Summary of Restricted Stock
The following table summarizes information about objective-based restricted stock outstanding as of December 31, 2012 and changes during the year then ended:

	Objective-Based Restricted Stock	Weighted- Average Grant Date Fair Value
Non-Vested at January 1, 2012	596,858	$5.93
Granted (a)	810,026	5.28
Vested	(198,972)	5.93
Forfeited	(41,521)	5.28
Non-Vested at December 31, 2012	1,166,391	5.50
_____________________________
(a) The number of objective-based restricted stock shown reflects the shares that would be granted if the maximum level of performance is achieved. The number of shares actually issued may range from zero to 810,026.
The following table summarizes information about time-based restricted stock outstanding as of December 31, 2012 and changes during the year then ended:

	Time-Based Restricted Stock	Weighted- Average Grant Date Fair Value
Non-Vested at January 1, 2012	1,375,010	$4.90
Granted	924,733	5.03
Vested	(563,431)	4.79
Forfeited	(97,774)	4.39
Non-Vested at December 31, 2012	1,638,538	5.04

Supplemental Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure Supplemental Financial Information Supplemental Consolidated Balance Sheet Information [Abstract]
Schedule of other current assets and other current liabilities
Other current assets and other current liabilities consisted of the following:

	December 31,
	2012	2011
	(in thousands)
Other:
Insurance Claims Receivable	$1,784	$9,567
Deferred Expense-Current Portion	7,653	3,811
Other	2,754	7,057
	$12,191	$20,435
Other Current Liabilities:
Deferred Revenue-Current Portion	$14,546	$8,461
Taxes Payable	4,958	4,763
Other	6,979	5,142
	$26,483	$18,366

Schedule of accrued liabilities
Accrued liabilities consisted of the following:

	December 31,
	2012	2011
	(in thousands)
Accrued Liabilities:
Taxes other than Income	$20,463	$14,899
Accrued Payroll and Employee Benefits	34,066	29,758
Accrued Self-Insurance Reserves	27,947	22,063
Other	305	3,701
	$82,781	$70,421

Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Debt
Debt is comprised of the following:

	December 31, 2012	December 31, 2011
	(in thousands)
Term Loan Facility, previously due July 2013	$—	$452,909
7.125% Senior Secured Notes, due April 2017	300,000	—
10.5% Senior Notes, due October 2017	294,503	293,676
10.25% Senior Notes, due April 2019	200,000	—
3.375% Convertible Senior Notes, due June 2038	67,054	90,180
7.375% Senior Notes, due April 2018	3,510	3,511
Total Debt	865,067	840,276
Less Short-term Debt and Current Portion of Long-term Debt	67,054	22,130
Total Long-term Debt, Net of Current Portion	$798,013	$818,146

Schedule of Maturities of Long-term Debt	The following is a summary of scheduled long-term debt maturities by year (in thousands):

2013	$67,054
2014	—
2015	—
2016	—
2017	594,503
Thereafter	203,510
$865,067

Components of Debt

	December 31, 2012			December 31, 2011
Liability Component	Notional Amount	Unamortized Discount	Carrying Value	Notional Amount	Unamortized Discount	Carrying Value
	(in millions)			(in millions)
10.5% Senior Notes, due October 2017	$300.0	$(5.5)	$294.5	$300.0	$(6.3)	$293.7
3.375% Convertible Senior Notes, due June 2038*	68.3	(1.2)	67.1	95.9	(5.7)	90.2
 _____________________________

*	The carrying amount of the equity component was $30.1 million at both December 31, 2012 and 2011.

The unamortized discount of the 10.5% Senior Notes is being amortized to interest expense over the life of the debt instrument. The unamortized discount of the 3.375% Convertible Senior Notes is being amortized to interest expense over their expected life which ends June 1, 2013.

	Year Ended December 31,
	2012				2011
	Coupon Interest	Discount Amortization	Total Interest	Effective Rate	Coupon Interest	Discount Amortization	Total Interest	Effective Rate
	(in millions)				(in millions)
10.5% Senior Notes, due October 2017	$31.5	$0.8	$32.3	11.00%	$31.4	$0.8	$32.2	11.00%
3.375% Convertible Senior Notes, due June 2038	2.7	3.2	5.9	7.93	3.2	3.7	6.9	7.93

	Year Ended December 31, 2010
	Coupon Interest	Discount Amortization	Total Interest	Effective Rate
	(in millions)
10.5% Senior Notes, due October 2017	$31.4	$0.7	$32.1	11.00%
3.375% Convertible Senior Notes, due June 2038	3.3	3.4	6.7	7.93

Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair Values of Derivatives, Balance Sheet Classification
The following table provides the fair values of the Company’s derivatives:

	Fair Value
Balance Sheet Classification	December 31, 2012	December 31, 2011
	(in thousands)
Derivatives:
Warrants	$3,964	$1,758
Other Assets, Net	$3,964	$1,758

Effect of Derivatives on Consolidated Statements of Operations
The following table provides the effect of the Company’s derivatives on the Consolidated Statements of Operations:

	Year Ended December 31,
		2012	2011	2010		2012	2011	2010
Derivatives	I.	II.			III.	IV.
		(in thousands)				(in thousands)
Interest rate contracts(a)	Interest Expense	$—	$—	$(8,881)	Interest Expense	$—	$—	$(264)
Warrants	N/A	N/A	N/A	N/A	Other Income (Expense)	$2,206	$(3,288)	$—

(a)	These interest rate contracts were designated as cash flow hedges through July 27, 2009.

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss)
A summary of the changes in Accumulated Other Comprehensive Loss (in thousands):

Cumulative unrealized loss, net of tax of $3,108, as of December 31, 2009	$(5,773)
Reclassification of losses into net income, net of tax of $3,108	5,773
Cumulative unrealized loss, net of tax, as of December 31, 2010	$—

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Assumptions for Determining the Fair Value of Derivatives Using a Monte Carlo Simulation
The fair value of the warrants was determined using a Monte Carlo simulation based on the following assumptions:

	December 31,
	2012	2011
Strike Price (NOK)	11.50	11.50
Target Price (NOK)	23.00	23.00
Stock Value (NOK)	13.00	8.50
Expected Volatility (%)	50.0%	50.0%
Risk-Free Interest Rate (%)	1.44%	0.60%
Expected Life of Warrants (5.0 years at inception)	3.1	4.1
Number of Warrants	5,000,000	5,000,000

Assets Measured at Fair Value on a Recurring Basis
The following table represents the Company’s derivative asset measured at fair value on a recurring basis as of December 31, 2012 and 2011, respectively:

	Total Fair Value Measurement	Quoted Prices in Active Markets for Identical Asset or Liability (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands)
Warrants - as of December 31, 2012	$3,964	$—	$3,964	$—
Warrants - as of December 31, 2011	$1,758	$—	$1,758	$—

Assets Measured at Fair Value on a Non-Recurring Basis
The following table represents the Company’s assets measured at fair value on a non-recurring basis for which an impairment measurement was made as of December 31, 2012:

	Total Fair Value Measurement	Quoted Prices in Active Markets for Identical Asset or Liability (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gain (Loss)
	(in thousands)
Property and Equipment, Net (1)	$1,500	$—	$—	$1,500	$(42,916)
Property and Equipment, Net (2)	$9,340	$—	$7,840	$1,500	$(60,693)

(1) This represents a non-recurring fair value measurement made at June 30, 2012 for Hercules 185.
(2) This represents a non-recurring fair value measurement made at September 30, 2012 for Hercules 252 and Hercules 258
The following table represents the Company’s assets measured at fair value on a non-recurring basis for which an impairment measurement was made as of December 31, 2010:

	Total Fair Value Measurement December 31, 2010	Quoted Prices in Active Markets for Identical Asset or Liability (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gain (Loss)
	(in thousands)
Property and Equipment, Net	$27,848	$—	$—	$27,848	$(125,136)

Carrying Value and Fair Value of the Company's Long-Term Debt Instruments
The following table provides the carrying value and fair value of the Company’s long-term debt instruments:

	December 31, 2012		December 31, 2011
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(in millions)
Term Loan Facility (terminated April 2012)	n/a	n/a	$452.9	$442.0
7.125% Senior Secured Notes, due April 2017	$300.0	$317.1	n/a	n/a
10.5% Senior Notes, due October 2017	294.5	326.6	293.7	291.2
10.25% Senior Notes, due April 2019	200.0	219.6	n/a	n/a
3.375% Convertible Senior Notes, due June 2038	67.1	68.5	90.2	84.7
7.375% Senior Notes, due April 2018	3.5	3.3	3.5	2.8

Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Cash paid, net during the period for:
Interest, net of capitalized interest	$64,332	$68,672	$76,993
Income taxes	10,220	7,152	22,092

Income Taxes Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Income (Loss) before Income Tax, Domestic and Foreign
Income (loss) from continuing operations before income taxes consisted of the following:

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
United States	$(120,004)	$(166,725)	$(303,759)
Foreign	(19,717)	84,293	94,260
Total	$(139,721)	$(82,432)	$(209,499)

Schedule of Components of Income Tax Expense (Benefit)
The income tax (benefit) provision consisted of the following:

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Current-United States	$184	$—	$—
Current-foreign	14,861	16,153	8,752
Current-state	(3,698)	63	517
Current income tax provision	11,347	16,216	9,269
Deferred-United States	(30,707)	(44,224)	(97,312)
Deferred-foreign	(708)	304	3,748
Deferred-state	1,347	22	814
Deferred income tax benefit	(30,068)	(43,898)	(92,750)
Total income tax benefit	$(18,721)	$(27,682)	$(83,481)

Schedule of Deferred Tax Assets and Liabilities
The components of and changes in the net deferred taxes were as follows:

	December 31,
	2012	2011
	(in thousands)
Deferred tax assets:
Net operating loss carryforward (Federal, State & Foreign)	$155,895	$160,272
Credit carryforwards	14,895	14,711
Accrued expenses	19,853	15,767
Unearned income	2,433	5,135
Intangibles	6,167	7,199
Stock-Based Compensation	5,952	7,272
Deferred tax assets	205,195	210,356
Deferred tax liabilities:
Fixed assets	(226,476)	(258,762)
Convertible Notes	(6,496)	(8,199)
Deferred expenses	(5,130)	(5,202)
Other	(2,688)	(6,079)
Deferred tax liabilities	(240,790)	(278,242)
Net deferred tax liabilities	$(35,595)	$(67,886)

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of statutory and effective income tax rates is as shown below:

	Year Ended December 31,
	2012	2011	2010
Statutory rate	35.0%	35.0%	35.0%
Effect of:
State income taxes	0.7	0.6	(0.3)
Taxes on foreign earnings at greater than the U.S. statutory rate	(19.7)	0.5	8.1
Uncertain Tax Positions	(0.1)	(0.7)	2.3
Deemed Repatriation of foreign earnings	—	—	(3.9)
Other	(2.5)	(1.8)	(1.4)
Effective rate	13.4%	33.6%	39.8%

Schedule of Unrecognized Tax Benefits Roll Forward
The following table presents the reconciliation of the total amounts of unrecognized tax benefits that, if recognized, would impact the effective income tax rate:

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Balance, beginning of period	$5,533	$4,109	13,529
Gross increases — tax positions in prior periods	—	1,424	—
Gross decreases — tax positions in prior periods	—	—	(1,499)
Settlements	—	—	(7,921)
Balance, end of period	$5,533	$5,533	$4,109

Segments (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Information Regarding Reportable Segments
Information regarding the Company's reportable segments is as follows:

	Year Ended December 31, 2012			Year Ended December 31, 2011
	Revenue	Income (Loss) from Operations	Depreciation and Amortization	Revenue	Income (Loss) from Operations	Depreciation and Amortization
		(in thousands)			(in thousands)
Domestic Offshore (a)	$355,762	$8,755	$76,890	$217,450	$(49,101)	$73,901
International Offshore (b)	135,047	(59,205)	45,577	237,047	57,842	52,278
International Liftboats	127,416	38,148	17,213	120,074	32,149	20,693
	$618,225	$(12,302)	$139,680	$574,571	$40,890	$146,872
Corporate	—	(47,425)	2,649	—	(47,302)	2,605
Total Company	$618,225	$(59,727)	$142,329	$574,571	$(6,412)	$149,477
  _____________________________

(a)	2012 Income (Loss) from Operations for the Company's Domestic Offshore segment includes an asset impairment charge of $25.5 million (See Note 12).

(b)
2012 Income (Loss) from Operations for the Company's International Offshore segment includes an asset impairment charge of $82.7 million (See Note 12). In addition, Income (Loss) from Operations for the Company's International Offshore segment includes a gain on the sale of Platform Rig 3 of $18.4 million and a gain on Hercules 185 insurance settlement of $27.3 million (See Notes 6 and 17).

	Year Ended December 31, 2010
	Revenue	Income (Loss) from Operations	Depreciation and Amortization
		(in thousands)
Domestic Offshore (a)	$124,063	$(197,797)	$82,898
International Offshore (b)	291,516	56,878	58,275
International Liftboats	121,535	39,573	18,617
	$537,114	$(101,346)	$159,790
Corporate	—	(39,335)	3,177
Total Company	$537,114	$(140,681)	$162,967
 _____________________________

(a)	2010 Income (Loss) from Operations includes an impairment of property and equipment charge of $84.7 million.

(b)	2010 Income (Loss) from Operations includes an impairment of property and equipment charge of $38.0 million.

	Total Assets
	December 31, 2012	December 31, 2011
	(in thousands)
Domestic Offshore	$980,973	$890,339
International Offshore	649,565	705,831
Inland	107,349	119,356
Domestic Liftboats	74,824	82,234
International Liftboats	147,823	154,974
Corporate	56,096	53,970
Total Company	$2,016,630	$2,006,704

	Year Ended December 31,
	2012	2011	2010
		(in thousands)
Capital Expenditures and Deferred Drydocking Expenditures:
Domestic Offshore	$42,016	$27,088	$11,133
International Offshore (a)	114,235	4,324	6,469
Inland	1,560	213	758
Domestic Liftboats	9,692	11,866	9,987
International Liftboats	8,489	11,217	7,470
Delta Towing	—	301	927
Corporate	2,613	213	314
Total Company	$178,605	$55,222	$37,058
  _____________________________

(a)	2012 Includes the purchase of Hercules 266 as well as related upgrades, contract specific refurbishments and mobilization costs.

Schedule of Revenue and Long-lived Assets by Country
The following tables present revenue and long-lived assets by country based on the location of the service provided:

	Year Ended December 31,
	2012	2011	2010
		(in thousands)
Operating Revenue:
United States	$356,042	$221,419	$128,982
Nigeria	105,176	98,256	97,163
Saudi Arabia	55,911	93,920	103,712
India	56	61,925	130,533
Other (a)	101,040	99,051	76,724
Total	$618,225	$574,571	$537,114

	As of December 31,
	2012	2011
	(in thousands)
Long-Lived Assets:
United States	$883,308	$1,034,511
Nigeria	83,979	99,812
Saudi Arabia	261,433	253,708
India	—	39,446
Other (a)	309,303	229,225
Total	$1,538,023	$1,656,702
  _____________________________

(a)	Other represents countries in which the Company operates that individually had operating revenue or long-lived assets representing less than 10% of total operating revenue or total long-lived assets.

Schedule of Revenue by Major Customers
Sales to customers exceeding 10 percent or more of the Company’s total revenue from continuing operations in any of the past three years are as follows:

	Year Ended December 31,
	2012	2011	2010
Chevron Corporation (a)	16%	24%	16%
Saudi Aramco (b)	7	15	17
Oil and Natural Gas Corporation Limited (b)	—	11	24
  _____________________________

(a)	Revenue included in the Company’s Domestic Offshore, International Offshore and International Liftboats segments.

(b)	Revenue included in the Company’s International Offshore segment.

Commitment and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Operating Lease Payments
As of December 31, 2012, future minimum lease payments related to non-cancellable operating leases were as follows (in thousands):

Years Ended December 31,
2013	$3,945
2014	3,278
2015	2,525
2016	2,126
2017	2,162
Thereafter	—
Total	$14,036

Unaudited Interim Financial Data (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information
Unaudited interim financial information for the years ended December 31, 2012 and 2011 is as follows:

	Quarter Ended
	March 31	June 30 (a)	September 30 (b)	December 31
	(in thousands, except per share amounts)
2012
Revenue	$128,835	$154,498	$160,157	$174,735
Operating Income (Loss)	(22,872)	(35,781)	(18,274)	17,200
Income (Loss) from Continuing Operations	(33,836)	(52,403)	(37,166)	$2,405
Income (Loss) from Discontinued Operations, Net of Taxes	(4,506)	(2,668)	(692)	1,862
Net Income (Loss)	$(38,342)	$(55,071)	$(37,858)	$4,267
Basic Income (Loss) Per Share:
Income (Loss) from Continuing Operations	$(0.24)	$(0.33)	$(0.23)	$0.02
Income (Loss) from Discontinued Operations	(0.04)	(0.02)	(0.01)	0.01
Net Income (Loss)	$(0.28)	$(0.35)	$(0.24)	$0.03
Diluted Income (Loss) Per Share:
Income (Loss) from Continuing Operations	$(0.24)	$(0.33)	$(0.23)	$0.01
Income (Loss) from Discontinued Operations	(0.04)	(0.02)	(0.01)	0.02
Net Income (Loss)	$(0.28)	$(0.35)	$(0.24)	$0.03

	Quarter Ended
	March 31	June 30	September 30	December 31
	(in thousands, except per share amounts)
2011
Revenue	$144,151	$147,020	$139,907	$143,493
Operating Income (Loss)	5,619	(4,077)	(2,138)	(5,816)
Loss from Continuing Operations	(8,167)	(13,299)	(15,426)	(17,858)
Loss from Discontinued Operations, Net of Taxes	(6,052)	(10,131)	(1,566)	(3,629)
Net Loss	$(14,219)	$(23,430)	$(16,992)	$(21,487)
Basic and Diluted Loss Per Share:
Loss from Continuing Operations	$(0.07)	$(0.10)	$(0.11)	$(0.13)
Loss from Discontinued Operations	(0.05)	(0.08)	(0.01)	(0.03)
Net Loss	$(0.12)	$(0.18)	$(0.12)	$(0.16)
_____________________________

(a)	Includes $47.5 million in asset impairment charges (See Notes 12 and 17).

(b)	Includes $60.7 million in asset impairment charges, an $18.4 million gain on the sale of Platform Rig 3 and a $27.3 million gain on the Hercules 185 insurance settlement (See Notes 6, 12 and 17).

Nature of Business (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 liftboat barge Rig	Dec. 31, 2012 Inland barge	Dec. 31, 2012 Domestic Liftboats liftboat	Dec. 31, 2009 Domestic Liftboats liftboat	Dec. 31, 2008 Domestic Liftboats liftboat	May 31, 2013 Various Inland barge	Jul. 01, 2013 Various Domestic Liftboats	Dec. 31, 2012 Hercules 27 Inland
General [Line Items]
Number of jackup rigs owned	37
Number Of Barge Rigs Owned	14
Number of liftboat vessels owned	58
Additional Liftboat Vessels operated owned by a third party	5
Number of barges agreed to sell						11
Proceeds						$ 45,000	$ 54,400	$ 5,000
Number Of Cold Stacked Barges Transferred To Domestic Offshore		1
Number Of Liftboats Transferred To International Liftboats			1	4	2

Significant Accounting Policies (Details) (USD $)	12 Months Ended						1 Months Ended	12 Months Ended		12 Months Ended									12 Months Ended										12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Stock Option and Restricted Stock	Dec. 31, 2011 Stock Option and Restricted Stock	Dec. 31, 2010 Stock Option and Restricted Stock	Feb. 28, 2011 Discovery Offshore	Dec. 31, 2012 Discovery Offshore Rig	Dec. 31, 2011 Discovery Offshore	Dec. 31, 2012 Drilling rigs and marine equipment	Dec. 31, 2012 Furniture and fixtures	Dec. 31, 2012 Automobiles and trucks	Dec. 31, 2012 Minimum Drilling machinery and equipment	Dec. 31, 2012 Minimum Computer equipment	Dec. 31, 2012 Maximum Drilling machinery and equipment	Dec. 31, 2012 Maximum Computer equipment	Dec. 31, 2012 Other assets	Dec. 31, 2011 Other assets	Dec. 31, 2012 Loss from Discontinued Operations	Dec. 31, 2011 Loss from Discontinued Operations	Dec. 31, 2010 Loss from Discontinued Operations	Dec. 31, 2012 Interest expense	Dec. 31, 2011 Interest expense	Dec. 31, 2010 Interest expense	Dec. 31, 2012 3.375% Convertible Senior Notes, due June 2038 Convertible Debt Convertible Debt Securities	Dec. 31, 2011 3.375% Convertible Senior Notes, due June 2038 Convertible Debt Convertible Debt Securities	Dec. 31, 2010 3.375% Convertible Senior Notes, due June 2038 Convertible Debt Convertible Debt Securities	Dec. 31, 2012 Warrants Discovery Offshore	Dec. 31, 2012 Chief Executive Officer 2004 Amended and Restated Long-Term Incentive Plan Retention Award
Accounting Policies [Line Items]
Minimum contract length for mobilization fees received and costs incurred to be recognized over term of contract (in days)	90 days
Stock Issued During Period, Shares, Issued for Services and Expenses Incurred								500,000
Amortization period for Discovery Offshore deferred revenue (in years)								30 years
Rigs ordered by Discovery Offshore								2
Fixed construction management fee per rig							$ 7,000,000
Days prior to vesting date used in calculation of Retention Award																													90 days
Allowance for doubtful accounts	788,000	11,460,000
Amortization period for deferred drydocking costs (in months)	12 months
Maximum share price for calculation of Retention Award (in dollars per share)																													$ 10
Deferred Drydocking Costs, Net																	3,700,000	5,200,000
Deferred Drydocking Cost, Amortization Expense	13,000,000	16,200,000	14,000,000																8,200,000	8,100,000	7,800,000
Accrued Self-Insurance Claims	27,947,000	22,063,000
Property, plant and equipment, useful life (in years)										15 years	3 years	3 years	3 years	3 years	12 years	7 years
Property, plant and equipment, salvage value, percentage										10.00%
Equity Investment	38,191,000	34,735,000						38,191,000	34,735,000
Equity investment ownership percentage								32.00%	28.00%
Number of shares of Discovery Offshore stock purchasable by warrants																												5,000,000
Unamortized deferred financing fees	12,100,000	9,100,000
Amortization of financing fees	$ 3,174,000	$ 3,871,000	$ 3,302,000																			$ 3,174,000	$ 3,871,000	$ 3,302,000
Antidilutive stock equivalents excluded from computation of earnings per share, shares				5,900,000	6,500,000	6,300,000																			0	0	0

Property and Equipment, Net (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Total property and equiptment, at cost	$ 2,170,191,000	$ 2,235,778,000
Less accumulated depreciation	(707,436,000)	(643,987,000)
Total property and equipment, net	1,462,755,000	1,591,791,000
Depreciation expense	153,400,000	157,400,000	175,600,000
Drilling rigs and marine equipment
Property, Plant and Equipment [Line Items]
Total property and equiptment, at cost	2,077,330,000	2,133,045,000
Drilling machinery and equipment
Property, Plant and Equipment [Line Items]
Total property and equiptment, at cost	62,774,000	75,101,000
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equiptment, at cost	10,263,000	10,263,000
Automobiles and trucks
Property, Plant and Equipment [Line Items]
Total property and equiptment, at cost	2,467,000	2,225,000
Computer equipment
Property, Plant and Equipment [Line Items]
Total property and equiptment, at cost	16,054,000	14,058,000
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total property and equiptment, at cost	1,303,000	1,086,000
Loss from Discontinued Operations
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 15,900,000	$ 16,700,000	$ 20,400,000

Business Combination - Additional Information (Detail) (Seahawk, USD $) Share data in Millions, except Per Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Apr. 27, 2011 Rig	Dec. 31, 2011
Business Acquisition [Line Items]
Number of jackup rigs acquired	20
Total Purchase Price	$ 150,329,000
Cash paid	25,000,000
Issuance of common stock (in shares)	22.1
Stock price (in dollars per share)	$ 5.68
Transaction costs		3,600,000
General and Administrative Expense [Member]
Business Acquisition [Line Items]
Transaction costs		3,400,000
Operating Expense [Member]
Business Acquisition [Line Items]
Transaction costs		$ 200,000

Business Combination Allocation of the Consideration for the Seahawk Acquisition (Detail) (Seahawk, USD $) In Thousands, unless otherwise specified	Apr. 27, 2011
Seahawk
Business Acquisition [Line Items]
Accounts Receivable	$ 15,366
Property and Equipment, Net	145,404
Total Assets	160,770
Accounts Payable	(10,441)
Total Purchase Price	$ 150,329

Business Combination - Proforma Financial Information (Detail) (Seahawk, USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Seahawk
Business Acquisition, Pro Forma Information [Abstract]
Revenue (in dollars)	$ 608	$ 611.9
Net Loss (in dollars)	$ (73.8)	$ (478.7)
Basic Loss Per Share (in dollars per share)	$ (0.54)	$ (3.5)
Diluted Loss Per Share (in dollars per share)	$ (0.54)	$ (3.5)

Business Combination - Business Combination, ProFroma Information, Revenue and Earnings of Acquiree since Acquisition Date, Actual (Detail) (Seahawk, USD $) In Millions, unless otherwise specified	8 Months Ended
Dec. 31, 2011
Seahawk
Business Combination, Pro Forma Information [Abstract]
Revenue	$ 74.4
Net income	$ 18.3

Dispositions and Discontinued Operations - Information Related to Sale of Several of Company's Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended					3 Months Ended	12 Months Ended									1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Hercules 2501 Domestic Offshore	Dec. 31, 2012 Hercules 29 Inland	Sep. 30, 2012 Platform Rig 3	Dec. 31, 2012 Platform Rig 3 International Offshore	Dec. 31, 2012 Hercules 101 Domestic Offshore	Dec. 31, 2012 Hercules 252 Domestic Offshore	Dec. 31, 2012 Hercules 257 Domestic Offshore	Dec. 31, 2012 Hercules 259 Domestic Offshore	Dec. 31, 2012 Hercules 75 Domestic Offshore	Dec. 31, 2012 Hercules 77 Domestic Offshore	Dec. 31, 2012 Hercules 28 Inland	Dec. 31, 2011 Hercules 78 Domestic Offshore	May 31, 2011 Various Delta Towing	Dec. 31, 2011 Various Delta Towing	May 31, 2013 Various Inland	Dec. 31, 2011 Hercules 152 Domestic Offshore	Dec. 31, 2011 Hercules 190 Domestic Offshore	Dec. 31, 2011 Hercules 254 Domestic Offshore	Dec. 31, 2011 Hercules 800 Domestic Offshore	Dec. 31, 2011 Hercules 256 Domestic Offshore	Dec. 31, 2011 Hercules 2502 Domestic Offshore	Dec. 31, 2011 Hercules 2503 Domestic Offshore	Dec. 31, 2011 Hercules 2008 Domestic Offshore	Dec. 31, 2010 Various sold March 2010 Inland	Dec. 31, 2010 Various sold April 2010 Inland	Dec. 31, 2010 Hercules 191 Domestic Offshore	Dec. 31, 2010 Hercules 255 Domestic Offshore	Dec. 31, 2010 Hercules 155 Domestic Offshore	Dec. 31, 2012 Loss from Discontinued Operations Hercules 29 Inland	Dec. 31, 2012 Loss from Discontinued Operations Hercules 28 Inland	Dec. 31, 2011 Loss from Discontinued Operations Various Delta Towing	Dec. 31, 2010 Loss from Discontinued Operations Various sold March 2010 Inland	Dec. 31, 2010 Loss from Discontinued Operations Various sold April 2010 Inland
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Period of Sale				2012-06	2012-07		2012-08	2012-09	2012-10	2012-11	2012-11	2012-12	2012-12	2012-12	2011-05		2011-05		2011-07	2011-09	2011-09	2011-10	2011-12	2011-12	2011-12	2011-12	2010-03	2010-04	2010-04	2010-09	2010-12
Proceeds	$ 69,016	$ 62,064	$ 17,800	$ 7,000	$ 900			$ 1,200	$ 8,000	$ 6,500	$ 8,000	$ 650	$ 650	$ 600	$ 1,700				$ 5,000	$ 2,000	$ 2,054	$ 1,360	$ 6,725	$ 6,725	$ 5,000	$ 1,500	$ 2,200	$ 800	$ 5,000	$ 5,000	$ 4,800
Proceeds							35,516									30,000	30,000	45,000
Gain/(Loss)	32,214	3,381	12,379	5,465				0	0	2,450	6,441	(911)	(825)		20				271	1,440	369	843	5,151	5,151	3,460	35			3,067	3,180	3,969	770	474		1,753	410
Gain/(Loss)						18,350	18,350
Gain/(Loss)																$ (13,359)																		$ (13,359)

Dispositions and Discontinued Operations - Information Related to Sale of Company's Assets (Parenthetical) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Inland Barges barge	Apr. 30, 2010 Inland Various sold April 2010 barge	Dec. 31, 2010 Inland Various sold April 2010	Mar. 31, 2010 Inland Various sold March 2010 barge	Dec. 31, 2010 Inland Various sold March 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of retired barges agreed to sell				6
Proceeds from sale of assets	$ 69,016	$ 62,064	$ 17,800	$ 3,000		$ 800		$ 2,200
Number of retired barges sold					3		3

Dispositions and Discontinued Operations - Operating Results of Discontinued Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue									$ 91,567	$ 90,609	$ 120,366
Income (Loss) Before Income Taxes									(10,288)	(35,056)	(14,717)
Income Tax Benefit (Provision)									4,284	13,678	6,141
Income (Loss) from Discontinued Operations, Net of Taxes	1,862	(692)	(2,668)	(4,506)	(3,629)	(1,566)	(10,131)	(6,052)	(6,004)	(21,378)	(8,576)
Delta Towing
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue									0	9,822	32,653
Income (Loss) Before Income Taxes									0	(15,627)	(4,183)
Income Tax Benefit (Provision)									0	6,019	1,682
Income (Loss) from Discontinued Operations, Net of Taxes									0	(9,608)	(2,501)
Inland
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue									28,015	28,180	21,922
Income (Loss) Before Income Taxes									(13,528)	(11,837)	(17,047)
Income Tax Benefit (Provision)									5,435	4,689	6,850
Income (Loss) from Discontinued Operations, Net of Taxes									(8,093)	(7,148)	(10,197)
Domestic Liftboats
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue									63,552	52,607	65,791
Income (Loss) Before Income Taxes									3,240	(7,592)	6,513
Income Tax Benefit (Provision)									(1,151)	2,970	(2,391)
Income (Loss) from Discontinued Operations, Net of Taxes									$ 2,089	$ (4,622)	$ 4,122

Dispositions and Discontinued Operations - Carrying Value of Assets Included In Delta Towing (Details) (Delta Towing, USD $) In Thousands, unless otherwise specified	May 13, 2011
Delta Towing
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Carrying value of assets of Delta Towing segment	$ 43,359

Dispositions and Discontinued Operations - Additional Information (Detail) (USD $)	12 Months Ended			12 Months Ended								1 Months Ended	12 Months Ended	1 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2011 Delta Towing	Dec. 31, 2010 Delta Towing	May 13, 2011 Delta Towing	Dec. 31, 2012 Inland barge	Dec. 31, 2011 Inland	Dec. 31, 2010 Inland	Dec. 31, 2012 Domestic Liftboats liftboat	Dec. 31, 2011 Domestic Liftboats	Dec. 31, 2010 Domestic Liftboats	Dec. 31, 2009 Domestic Liftboats liftboat	Dec. 31, 2008 Domestic Liftboats liftboat	May 31, 2011 Various Delta Towing	Dec. 31, 2011 Various Delta Towing	May 31, 2013 Various Inland barge	Jul. 01, 2013 Various Domestic Liftboats	Dec. 31, 2012 Hercules 27 Inland
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds												$ 30,000,000	$ 30,000,000	$ 45,000,000	$ 54,400,000	$ 5,000,000
Number Of Liftboats Transferred To International Liftboats							1			4	2
Number Of Cold Stacked Barges Transferred To Domestic Offshore				1
Loss on sale of Delta Towing, Pretax												13,359,000
Retained working capital			6,000,000
Number of barges agreed to sell														11
Interest expense allocated to discontinued operations	800,000	2,500,000		3,600,000	4,100,000	4,600,000	2,800,000	3,000,000	3,200,000
Loss on sale of Delta Towing, Net of Taxes	$ (8,200,000)

Long-Term Incentive Awards - Additional Information (Details) (2004 Amended and Restated Long-Term Incentive Plan, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant or award, 2004 Long Term Incentive Plan, as amended	6,000,000
Excess tax benefit from stock-based compensation, financing activities	$ 13,000	$ 900,000	$ 400,000
Time-based Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period - share settled awards	1/3 per year
Annual vesting percentage	33.00%
Weighted-average grant date fair value, Granted (in dollars per share)	$ 5.03	$ 5	$ 3.79
Granted (in shares)	924,733
Fair value of restricted stock vested	2,800,000	2,400,000	700,000
Vested (in shares)	(563,431)
Stock Options Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period - share settled awards	1/3 per year
Stock Options Contractual Period	10 years
Annual vesting percentage	33.00%
Granted (in shares)	0	0
Intrinsic value of stock options exercised	400,000	2,300,000	20,000
Cash received from stock option exercises	300,000	1,700,000	18,000
Objective-based Awards (share settled)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period - share settled awards	1/3 per year
Annual vesting percentage	33.00%
Weighted-average grant date fair value, Granted (in dollars per share)	$ 5.28	$ 5.93
Granted (in shares)			0
Fair value of restricted stock vested	900,000
Vested (in shares)	(198,972)	0	0
Retention Award | Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period - Retention Awards	3 years
Shares used in calculation of Retention Award	500,000
Days prior to vesting date used in calculation of Retention Award	90 days
Maximum share price for calculation of Retention Award (in dollars per share)	$ 10
Objective-based Awards (cash settled)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation Expense Recognized	2,600,000	900,000
Income Tax Benefit from Compensation Expense Recognized	900,000	300,000
Share-settled Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation Expense Recognized	6,200,000	5,300,000	4,400,000
Income Tax Benefit from Compensation Expense Recognized	$ 2,200,000	$ 1,800,000	$ 1,600,000

Long-Term Incentive Awards - Unrecognized Share-based Compensation (Details) (2004 Amended and Restated Long-Term Incentive Plan, USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Stock Options Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense, Options	$ 121
Weighted average remaining term	2 months 12 days
Time-based Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense, Awards other than options	4,632
Weighted average remaining term	1 year 2 months 12 days
Objective-based Awards (share settled)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense, Awards other than options	1,921
Weighted average remaining term	1 year 2 months 12 days
Objective-based Awards (cash settled)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense, Awards other than options	$ 1,563
Weighted average remaining term	10 months 24 days

Long-Term Incentive Awards - Weighted-average Assumptions Used in Valuation of Market-based Performance Awards Requiring Cash Settlement Using Monte Carlo Simulation (Details) (2004 Amended and Restated Long-Term Incentive Plan, USD $)
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Performance Retention Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%
Expected price volatility	65.00%	65.00%
Risk-free interest rate	0.20%	0.30%
Stock price (in dollars per share)	$ 6.17	$ 4.44
Fair value (in dollars per share)	$ 3.24	$ 1.83
Market-based Awards (cash settled)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%
Expected price volatility	65.00%
Risk-free interest rate	0.10%
Stock price (in dollars per share)	$ 6.17
Fair value (in dollars per share)	$ 6.17

Long-Term Incentive Awards - Assumptions Used in Valuation of Stock Option Awards Using the Trinomial Lattice Pricing Model (Details) (2004 Amended and Restated Long-Term Incentive Plan, Stock Options Awards, USD $)
12 Months Ended
Dec. 31, 2010
2004 Amended and Restated Long-Term Incentive Plan | Stock Options Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%
Expected price volatility	45.80%
Risk-free interest rate	2.70%
Expected life of options (in years)	6 years
Weighted-average fair value of options granted (in dollars per share)	$ 1.67

Long-Term Incentive Awards - Stock Option Activity (Details) (2004 Amended and Restated Long-Term Incentive Plan, Stock Options Awards, USD $)
In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
2004 Amended and Restated Long-Term Incentive Plan | Stock Options Awards
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at the beginning of the period (in shares)	3,815,800
Granted (in shares)	0	0
Exercised (in shares)	(137,579)
Forfeited (in shares)	(8,791)
Expired (in shares)	(84,189)
Outstanding at the end of the period (in shares)	3,585,241	3,815,800
Vested or Expected to Vest at the end of the period (in shares)	3,565,041
Exercisable at the end of the period (in shares)	3,193,587
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Weighted-average exercise price at the beginning of the period, Outstanding (in dollars per share)	$ 8.13
Weighted-average exercise price, Granted (in dollars per share)	$ 0
Weighted-average exercise price, Exercised (in dollars per share)	$ 1.98
Weighted-average exercise price, Forfeited (in dollars per share)	$ 1.65
Weighted-average exercise price, Expired (in dollars per share)	$ 8.91
Weighted-average exercise price at the end of the period, Outstanding (in dollars per share)	$ 8.36	$ 8.13
Weighted-average exercise price at the end of the period, Vested or Expected to Vest (in dollars per share)	$ 8.39
Weighted-average exercise price at the end of the period, Exercisable (in dollars per share)	$ 8.93
Weighted-Average Remaining Contractual Term [Abstract]
Weighted-average remaining contractual term, Outstanding (in years)	5 years 9 months 10 days	6 years 8 months 26 days
Weighted-average remaining contractual term at the end of the period, Vested or Expected to Vest (in years)	5 years 9 months 7 days
Weighted-average remaining contractual term at the end of the period, Exercisable (in years)	5 years 7 months 6 days
Aggregate Intrinsic Value [Abstract]
Aggregate intrinsic value, Outstanding (in dollars)	$ 8,241	$ 4,546
Aggregate intrinsic value at the end of the period, Vested or Expected to Vest (in dollars)	8,175
Aggregate intrinsic value at the end of the period, Exercisable (in dollars)	$ 7,282

Long-Term Incentive Awards - Assumptions Used in Valuation of Restricted Stock Awards Requiring Share Settlement Using Monte Carlo Simulation (Details) (2004 Amended and Restated Long-Term Incentive Plan, Market-based Objective Awards (share settled), USD $)
0 Months Ended
Feb. 28, 2012
2004 Amended and Restated Long-Term Incentive Plan | Market-based Objective Awards (share settled)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%
Expected price volatility	65.00%
Risk-free interest rate	0.20%
Stock price (in dollars per share)	$ 5.28
Fair value (in dollars per share)	$ 5.28

Long-Term Incentive Awards - Restricted Stock Activity (Details) (2004 Amended and Restated Long-Term Incentive Plan, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Objective-based Awards (share settled)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Non-vested at the beginning of the period (in shares)	596,858
Granted (in shares)			0
Vested (in shares)	(198,972)	0	0
Forfeited (in shares)	(41,521)
Non-vested at the end of the period (in shares)	1,166,391	596,858
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted-average grant date fair value at the beginning of the period, Non-vested (in dollars per share)	$ 5.93
Weighted-average grant date fair value, Granted (in dollars per share)	$ 5.28	$ 5.93
Weighted-average grant date fair value, Vested (in dollars per share)	$ 5.93
Weighted-average grant date fair value, Forfeited (in dollars per share)	$ 5.28
Weighted-average grant date fair value at the end of the period, Non-vested (in dollars per share)	$ 5.5	$ 5.93
Time-based Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Non-vested at the beginning of the period (in shares)	1,375,010
Granted (in shares)	924,733
Vested (in shares)	(563,431)
Forfeited (in shares)	(97,774)
Non-vested at the end of the period (in shares)	1,638,538	1,375,010
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted-average grant date fair value at the beginning of the period, Non-vested (in dollars per share)	$ 4.9
Weighted-average grant date fair value, Granted (in dollars per share)	$ 5.03	$ 5	3.79
Weighted-average grant date fair value, Vested (in dollars per share)	$ 4.79
Weighted-average grant date fair value, Forfeited (in dollars per share)	$ 4.39
Weighted-average grant date fair value at the end of the period, Non-vested (in dollars per share)	$ 5.04	$ 4.9
Minimum | Objective-based Awards (share settled)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)	0
Maximum | Objective-based Awards (share settled)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)	810,026

Supplemental Financial Information - Supplemental Consolidated Balance Sheet Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other:
Insurance Claims Receivable	$ 1,784	$ 9,567
Deferred Expense-Current Portion	7,653	3,811
Other	2,754	7,057
Other Assets, Current	12,191	20,435
Other Current Liabilities:
Deferred Revenue-Current Portion	14,546	8,461
Taxes Payable	4,958	4,763
Other	6,979	5,142
Other Current Liabilities	26,483	18,366
Accrued Liabilities:
Taxes other than Income	20,463	14,899
Accrued Payroll and Employee Benefits	34,066	29,758
Accrued Self-Insurance Claims	27,947	22,063
Other	305	3,701
Accrued Liabilities	$ 82,781	$ 70,421

Supplemental Financial Information - Additional Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Disclosure Supplemental Financial Information Supplemental Consolidated Balance Sheet Information [Abstract]
Net proceeds from common stock offering (in dollars)	$ 96,696	$ 96,696	$ 0	$ 0
Underwritten public offering (in shares)	20,000,000
Common Stock, Par Value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Price per share of stock issued in underwritten public offering (in dollars per share)	$ 5.1
Price per share of stock issued in underwritten public offering, net of underwriting discounts (in dollars per share)	$ 4.86

Benefit Plan (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Employer matching contribution percent	3.00%
Matching contributions	$ 3.2	$ 1.6	$ 0

Debt Schedule and Components of Debt (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Total Debt	$ 865,067,000	$ 840,276,000
Less Short-term Debt and Current Portion of Long-term Debt	67,054,000	22,130,000
Total Long-term Debt, Net of Current Portion	798,013,000	818,146,000
Discount amortization	4,122,000	4,433,000	4,078,000
Total Interest	72,734,000	72,086,000	72,690,000
Term Loan Facility, previously due July 2013 | Loans Payable
Debt Instrument [Line Items]
Total Debt	0	452,909,000
7.125% Senior Secured Notes, due April 2017 | Secured Debt
Debt Instrument [Line Items]
Total Debt	300,000,000	0
10.5% Senior Notes, due October 2017 | Senior Notes
Debt Instrument [Line Items]
Total Debt	294,503,000	293,676,000
Notional amount	300,000,000	300,000,000
Unamortized discount	(5,500,000)	(6,300,000)
Coupon interest	31,500,000	31,400,000	31,400,000
Discount amortization	800,000	800,000	700,000
Total Interest	32,300,000	32,200,000	32,100,000
Effective rate	11.00%	11.00%	11.00%
10.25% Senior Notes, due April 2019 | Senior Notes
Debt Instrument [Line Items]
Total Debt	200,000,000	0
3.375% Convertible Senior Notes, due June 2038 | Convertible Debt
Debt Instrument [Line Items]
Total Debt	67,054,000	90,180,000
Notional amount	68,300,000	95,900,000
Unamortized discount	(1,200,000)	(5,700,000)
Convertible senior notes carrying amount of equity component	30,100,000	30,100,000
Coupon interest	2,700,000	3,200,000	3,300,000
Discount amortization	3,200,000	3,700,000	3,400,000
Debt Instrument, Convertible, Interest Expense	5,900,000	6,900,000	6,700,000
Debt Instrument, Convertible, Effective Interest Rate	7.93%	7.93%	7.93%
7.375% Senior Notes, due April 2018 | Senior Notes
Debt Instrument [Line Items]
Total Debt	$ 3,510,000	$ 3,511,000

Debt Long-term Debt Maturity (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
2013	$ 67,054
2014	0
2015	0
2016	0
2017	594,503
Thereafter	203,510
Total Debt	$ 865,067	$ 840,276

Debt - Components of Debt (Parenthetical) (Detail) (USD $)	12 Months Ended		12 Months Ended				12 Months Ended			12 Months Ended
	Dec. 31, 2012 7.125% Senior Secured Notes, due April 2017 Secured Debt	Apr. 03, 2012 7.125% Senior Secured Notes, due April 2017 Secured Debt	Dec. 31, 2012 10.5% Senior Notes, due October 2017 Senior Notes	Dec. 31, 2012 3.375% Convertible Senior Notes, due June 2038 Convertible Debt	Dec. 31, 2011 3.375% Convertible Senior Notes, due June 2038 Convertible Debt	Dec. 31, 2010 3.375% Convertible Senior Notes, due June 2038 Convertible Debt	Dec. 31, 2012 10.25% Senior Notes, due April 2019 Senior Notes	Apr. 03, 2012 10.25% Senior Notes, due April 2019 Senior Notes	Dec. 31, 2012 7.375% Senior Notes, due April 2018 Senior Notes	Dec. 31, 2012 Revolving Credit Facility Senior Secured Credit Facility	Dec. 31, 2012 Revolving Credit Facility Federal Funds Rate Senior Secured Credit Facility	Dec. 31, 2012 Revolving Credit Facility Eurodollar Rate Senior Secured Credit Facility	Dec. 31, 2012 Revolving Credit Facility Additional Margin over Alternate Base Rate Minimum Senior Secured Credit Facility	Dec. 31, 2012 Revolving Credit Facility Additional Margin over Alternate Base Rate Maximum Senior Secured Credit Facility	Dec. 31, 2012 Revolving Credit Facility Additional Margin over Eurodollar Rate Minimum Senior Secured Credit Facility	Dec. 31, 2012 Revolving Credit Facility Additional Margin over Eurodollar Rate Maximum Senior Secured Credit Facility
Debt Instrument [Line Items]
Debt instrument percentage rate	7.13%	7.13%	10.50%	3.38%	3.38%	3.38%	10.25%	10.25%	7.38%
Minimum other indebtedness in default that would trigger event of cross default under certain conditions (in dollars)	$ 25,000,000		$ 25,000,000	$ 25,000,000			$ 25,000,000			$ 25,000,000
Convertible senior notes carrying amount of equity component (in dollars)				$ 30,100,000	$ 30,100,000
Credit facility alternate base rate description										The Alternate Base Rate ("ABR") (the highest of the administrative agent's corporate base rate of interest, the federal funds rate plus 0.5%, or the one-month Eurodollar rate (as defined in the Credit Agreement) plus 1%)
Maximum secured leverage ratio										350.00%
Debt instrument, basis spread on variable rate											0.50%	1.00%	3.00%	4.50%	4.00%	5.50%

Debt - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended			1 Months Ended			0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 30, 2012 Senior Secured Credit Facility (terminated April 2012) Credit Facility	Dec. 31, 2011 Senior Secured Credit Facility (terminated April 2012) Credit Facility	Dec. 31, 2011 Senior Secured Credit Facility (terminated April 2012) Revolving Credit Facility	Jan. 31, 2012 Term Loan Facility, previously due July 2013 Loans Payable	Dec. 31, 2012 Term Loan Facility, previously due July 2013 Loans Payable	Dec. 31, 2011 Term Loan Facility, previously due July 2013 Loans Payable	Apr. 03, 2012 7.125% Senior Secured Notes, due April 2017 Secured Debt	Dec. 31, 2012 7.125% Senior Secured Notes, due April 2017 Secured Debt	Dec. 31, 2011 7.125% Senior Secured Notes, due April 2017 Secured Debt	Apr. 03, 2012 10.25% Senior Notes, due April 2019 Senior Notes	Dec. 31, 2012 10.25% Senior Notes, due April 2019 Senior Notes	Dec. 31, 2011 10.25% Senior Notes, due April 2019 Senior Notes	Dec. 31, 2012 10.5% Senior Notes, due October 2017 Senior Notes	Dec. 31, 2011 10.5% Senior Notes, due October 2017 Senior Notes	May 31, 2012 3.375% Convertible Senior Notes, due June 2038 Convertible Debt	Dec. 31, 2012 3.375% Convertible Senior Notes, due June 2038 Convertible Debt	Dec. 31, 2011 3.375% Convertible Senior Notes, due June 2038 Convertible Debt	Dec. 31, 2010 3.375% Convertible Senior Notes, due June 2038 Convertible Debt	Dec. 31, 2012 Letter of Credit Senior Secured Credit Facility	Apr. 03, 2012 Letter of Credit Senior Secured Credit Facility	Dec. 31, 2012 Revolving Credit Facility Senior Secured Credit Facility	Apr. 03, 2012 Revolving Credit Facility Senior Secured Credit Facility	Dec. 31, 2012 Loss on Extinguishment of Debt	Dec. 31, 2012 Loss on Extinguishment of Debt Senior Secured Credit Facility (terminated April 2012) Credit Facility
Debt Instrument [Line Items]
Convertible Senior Notes Expected Life End Date																			Jun 1, 2013
Credit facility borrowing capacity					$ 592,900,000	$ 140,000,000																			$ 75,000,000
Carrying value	865,067,000	840,276,000						0	452,909,000		300,000,000	0		200,000,000	0	294,503,000	293,676,000		67,054,000	90,180,000
Credit facility repayment date				Apr 3, 2012
Debt Repayment from Asset Sales	452,909,000	22,247,000	7,695,000				17,600,000
Credit agreement execution date																								Apr 3, 2012
Sublimit for issuance of letters of credit																							25,000,000
Credit facility termination penalties				0
Credit facility amount outstanding																								0
Letters of credit issued amount under the senior secured revolving credit facility																						1,000,000
Remaining borrowing capacity under senior secured revolving credit facility																								74,000,000
Revolving credit facility maturity date																								Apr 3, 2017
Credit facility interest rate description																								Borrowings under the Credit Facility bear interest, at the Company's option, at either (i) the Alternate Base Rate ("ABR") (the highest of the administrative agent's corporate base rate of interest, the federal funds rate plus 0.5%, or the one-month Eurodollar rate (as defined in the Credit Agreement) plus 1%), plus an applicable margin that ranges between 3.0% and 4.5%, depending on the Company's leverage ratio, or (ii) the Eurodollar rate plus an applicable margin that ranges between 4.0% and 5.5%, depending on the Company's leverage ratio
Commitment fee on unused availability under the credit facility																								0.75%
Minimum outstanding letters of credit under credit facility to maintain compliance with maximum secured leverage ratio																						10,000,000
Debt instrument issuance date										Apr 3, 2012			Apr 3, 2012
Issuance and sale of aggregate principal amount of senior notes at coupon rate										300,000,000			200,000,000
Debt instrument percentage rate										7.13%	7.13%		10.25%	10.25%		10.50%			3.38%	3.38%	3.38%
Maturity date										2017-04			2019-04
Net proceeds from offering of notes	500,000,000	0	0							293,000,000			195,400,000
Frequency of interest payments										semi-annually in arrears on April 1 and October 1 of each year			semi-annually in arrears on April 1 and October 1 of each year			semi-annually in arrears on April 15 and October 15 of each year			semi-annually in arrears, on June 1 and December 1 of each year until June 1, 2013, after which the principal will accrete at an annual yield to maturity of 3.375% per year
Minimum secured indebtedness for reinstating liens on collateral																375,000,000
Percentage of minimum consolidated tangible assets for reinstating liens on collateral																15.00%
Lien release date																April 3, 2012
Maximum secured indebtedness for releasing liens																375,000,000
Percentage of maximum consolidated tangible assets for releasing liens																15.00%
Maximum Period To Comply With Collateral Obligations (in days)																30 days
Minimum other indebtedness in default that would trigger event of cross default under certain conditions											25,000,000			25,000,000		25,000,000			25,000,000					25,000,000
Contingent interest commencement date																			Jun 1, 2013
Percentage of accreted principal amount																			120.00%
Initial conversion rate per $1,000 of principal amount of notes (shares)																			19.9695
Debt instrument principal amount denomination for conversion into common stock																			1,000
Debt instrument, convertible, initial conversion price (in dollars per share)																			$ 50.08
Conversion shares potentially issuable (in shares)																			1,400,000
Redemption date of convertible senior note																			Jun 6, 2013
Debt instrument, earliest date the holder can require repurchase																			Jun 1, 2013
Recognized charge in connection with debt extinguishment and refinancing	9,156,000	0	0																1,300,000							6,400,000	1,400,000
Recognized charge, net of tax, in connection with debt extinguishment and refinancing																			900,000							4,200,000	900,000
Repurchase of convertible Senior notes	$ 27,606,000	$ 0	$ 0															$ 27,600,000

Derivative Instruments - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	0 Months Ended		12 Months Ended
	Oct. 01, 2010 Cash flow hedging Interest rate contract USD ($)	Jul. 31, 2007 Cash flow hedging Interest rate contract USD ($)	Dec. 31, 2012 Discovery Offshore Warrants NOK	Dec. 31, 2011 Discovery Offshore Warrants NOK
Class of Warrant or Right [Line Items]
Number of shares of Discovery Offshore stock purchasable by warrants			5,000,000
Strike Price (NOK)			11.5	11.5
Minimum exercisable stock price per share of Discovery Offshore stock in NOK			23	23
Number of consecutive trading days for determining exercisability			30 days
Discovery Offshore stock price in NOK			13	8.5
Derivative, zero cost LIBOR collar (in dollars)		$ 300
Cash paid interest rate contract settlement (in dollars)	$ 3.4
Derivative, interest rate ceiling		5.75%
Derivative, interest rate floor		4.99%

Derivative Instruments - Fair Values of Derivatives, Balance Sheet Classification (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Assets, Net
Derivatives, Fair Value [Line Items]
Derivatives	$ 3,964	$ 1,758
Warrants
Derivatives, Fair Value [Line Items]
Derivatives	3,964
Warrants | Other Assets, Net
Derivatives, Fair Value [Line Items]
Derivatives	$ 3,964	$ 1,758

Derivative Instruments - Effect of Derivatives on Consolidated Statements of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Income | Warrants
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Income (Loss) on Derivative	$ 2,206		$ 0
Other Expense | Warrants
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Income (Loss) on Derivative		(3,288)
Interest rate contract | Interest Expense
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Income (Loss) on Derivative	0	0	(264)
Cash flow hedging | Interest rate contract | Interest Expense
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	$ 0	$ 0	$ (8,881)

Derivative Instruments - Changes in Other Comprehensive Loss (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of Changes in Accumulated Other Comprehensive Loss [Roll Forward]
Reclassification of losses into net income, net of tax of $3,108	$ 0	$ 0	$ 5,773
Cash flow hedging
Summary of Changes in Accumulated Other Comprehensive Loss [Roll Forward]
Cumulative unrealized loss, net of tax of $3,108, as of December 31, 2009			(5,773)
Reclassification of losses into net income, net of tax of $3,108			5,773
Cumulative unrealized loss, net of tax, as of December 31, 2010			0
Tax effect of cummulative unrealized loss			3,108
Tax effect of reclassification of losses into net income			$ 3,108

Fair Value Measurements - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended					12 Months Ended							3 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Discovery Offshore	Dec. 31, 2011 Discovery Offshore	Dec. 31, 2012 Domestic Offshore	Dec. 31, 2010 Domestic Offshore Rig	Dec. 31, 2012 International Offshore	Dec. 31, 2010 International Offshore Rig	Dec. 31, 2010 Delta Towing	Dec. 31, 2012 Asset Impairment Hercules 185	Dec. 31, 2012 Asset Impairment Hercules 252	Dec. 31, 2012 Asset Impairment Hercules 258 International Offshore	Dec. 31, 2012 Warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of warrants																$ 3,964,000
Asset impairment	60,693,000	47,500,000	108,216,000	0	122,717,000			25,500,000	84,700,000	82,700,000	38,000,000		42,916,000	25,500,000	35,200,000
Impairment charge, net of tax													27,900,000	16,600,000	35,200,000
Number of jackup rigs impaired									5		1
Asset impairment			108,216,000	0	125,136,000							2,400,000
Asset impairment, net of tax					81,300,000							1,500,000
Total equity method investments			38,191,000	34,735,000		38,191,000	34,735,000
Equity method investments, fair value						$ 49,100,000	$ 26,100,000

Fair Value Measurements - Assumptions for Determining Fair Value of Derivatives Using Monte Carlo Simulation (Detail) (Discovery Offshore, Warrants, NOK)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Discovery Offshore | Warrants
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Strike Price (NOK)	11.5	11.5
Target Price (NOK)	23	23
Stock Value (NOK)	13	8.5
Expected Volatility (%)	50.00%	50.00%
Risk-Free Interest Rate (%)	1.44%	0.60%
Expected Life of Warrants (5.0 years at inception)	3 years 1 month 6 days	4 years 1 month 6 days
Number of Warrants	5,000,000	5,000,000

Fair Value Measurements - Assumptions for Determining Fair Value of Derivatives Using Monte Carlo Simulation (Parenthetical) (Detail) (Warrants)	12 Months Ended
Dec. 31, 2012
Warrants
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Expected life of warrants, at inception	5 years

Fair Value Measurements - Assets Measured at Fair Value on Recurring Basis (Detail) (Warrants, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of warrants	$ 3,964
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of warrants	3,964	1,758
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of warrants	0	0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of warrants	3,964	1,758
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of warrants	$ 0	$ 0

Fair Value Measurements - Assets Measured at Fair Value on Non-Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended							6 Months Ended				9 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Fair Value, Measurements, Nonrecurring	Dec. 31, 2010 Fair Value, Measurements, Nonrecurring Fair Value, Inputs, Level 1	Dec. 31, 2010 Fair Value, Measurements, Nonrecurring Fair Value, Inputs, Level 2	Dec. 31, 2010 Fair Value, Measurements, Nonrecurring Fair Value, Inputs, Level 3	Jun. 30, 2012 Hercules 185 Fair Value, Measurements, Nonrecurring	Jun. 30, 2012 Hercules 185 Fair Value, Measurements, Nonrecurring Fair Value, Inputs, Level 1	Jun. 30, 2012 Hercules 185 Fair Value, Measurements, Nonrecurring Fair Value, Inputs, Level 2	Jun. 30, 2012 Hercules 185 Fair Value, Measurements, Nonrecurring Fair Value, Inputs, Level 3	Sep. 30, 2012 Hercules 252 and 258 Fair Value, Measurements, Nonrecurring	Sep. 30, 2012 Hercules 252 and 258 Fair Value, Measurements, Nonrecurring Fair Value, Inputs, Level 1	Sep. 30, 2012 Hercules 252 and 258 Fair Value, Measurements, Nonrecurring Fair Value, Inputs, Level 2	Sep. 30, 2012 Hercules 252 and 258 Fair Value, Measurements, Nonrecurring Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property and equipment, net measured at fair value on a non-recurring basis						$ 27,848	$ 0	$ 0	$ 27,848	$ 1,500	$ 0	$ 0	$ 1,500	$ 9,340	$ 0	$ 7,840	$ 1,500
Asset impairment	(60,693)	(47,500)	(108,216)	0	(122,717)					(42,916)				(60,693)
Asset impairment			$ (108,216)	$ 0	$ (125,136)	$ (125,136)

Fair Value Measurements - Carrying Value and Fair Value of Company's Long-Term Debt Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Secured Debt 7.125% Senior Secured Notes, due April 2017	Apr. 03, 2012 Secured Debt 7.125% Senior Secured Notes, due April 2017	Dec. 31, 2012 Senior Notes 10.5% Senior Notes, due October 2017	Dec. 31, 2012 Senior Notes 10.25% Senior Notes, due April 2019	Apr. 03, 2012 Senior Notes 10.25% Senior Notes, due April 2019	Dec. 31, 2012 Senior Notes 7.375% Senior Notes, due April 2018	Dec. 31, 2012 Convertible Debt 3.375% Convertible Senior Notes, due June 2038	Dec. 31, 2011 Convertible Debt 3.375% Convertible Senior Notes, due June 2038	Dec. 31, 2010 Convertible Debt 3.375% Convertible Senior Notes, due June 2038	Dec. 31, 2011 Carrying Value Loans Payable Term Loan Facility (terminated April 2012)	Dec. 31, 2012 Carrying Value Secured Debt 7.125% Senior Secured Notes, due April 2017	Dec. 31, 2012 Carrying Value Senior Notes 10.5% Senior Notes, due October 2017	Dec. 31, 2011 Carrying Value Senior Notes 10.5% Senior Notes, due October 2017	Dec. 31, 2012 Carrying Value Senior Notes 10.25% Senior Notes, due April 2019	Dec. 31, 2012 Carrying Value Senior Notes 7.375% Senior Notes, due April 2018	Dec. 31, 2011 Carrying Value Senior Notes 7.375% Senior Notes, due April 2018	Dec. 31, 2012 Carrying Value Convertible Debt 3.375% Convertible Senior Notes, due June 2038	Dec. 31, 2011 Carrying Value Convertible Debt 3.375% Convertible Senior Notes, due June 2038	Dec. 31, 2011 Fair Value, Inputs, Level 2 Fair Value Loans Payable Term Loan Facility (terminated April 2012)	Dec. 31, 2012 Fair Value, Inputs, Level 2 Fair Value Secured Debt 7.125% Senior Secured Notes, due April 2017	Dec. 31, 2012 Fair Value, Inputs, Level 2 Fair Value Senior Notes 10.5% Senior Notes, due October 2017	Dec. 31, 2011 Fair Value, Inputs, Level 2 Fair Value Senior Notes 10.5% Senior Notes, due October 2017	Dec. 31, 2012 Fair Value, Inputs, Level 2 Fair Value Senior Notes 10.25% Senior Notes, due April 2019	Dec. 31, 2012 Fair Value, Inputs, Level 2 Fair Value Senior Notes 7.375% Senior Notes, due April 2018	Dec. 31, 2011 Fair Value, Inputs, Level 2 Fair Value Senior Notes 7.375% Senior Notes, due April 2018	Dec. 31, 2012 Fair Value, Inputs, Level 2 Fair Value Convertible Debt 3.375% Convertible Senior Notes, due June 2038	Dec. 31, 2011 Fair Value, Inputs, Level 2 Fair Value Convertible Debt 3.375% Convertible Senior Notes, due June 2038
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans Payable, Fair Value Disclosure										$ 452,909									$ 442,000
Notes Payable, Fair Value Disclosure											300,000	294,503	293,676	200,000	3,510	3,511				317,100	326,600	291,200	219,600	3,300	2,800
Convertible Debt, Fair Value Disclosures																	$ 67,054	$ 90,180								$ 68,500	$ 84,700
Debt instrument percentage rate	7.13%	7.13%	10.50%	10.25%	10.25%	7.38%	3.38%	3.38%	3.38%

Supplemental Cash Flow Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Noncash or Part Noncash Acquisitions [Line Items]
Interest, net of capitalized interest	$ 64,332,000	$ 68,672,000	$ 76,993,000
Capitalized interest	3,600,000	0	0
Income taxes	10,220,000	7,152,000	22,092,000
Seahawk
Noncash or Part Noncash Acquisitions [Line Items]
Value of stock issued	$ 125,300,000

Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended										12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Foreign Tax Authority	Dec. 31, 2012 Earliest Tax Year Open For Examination [Member]	Dec. 31, 2012 Latest Tax Year Open For Examination [Member]	Dec. 31, 2012 TRINIDAD Earliest Tax Year Open For Examination [Member]	Dec. 31, 2012 TRINIDAD Latest Tax Year Open For Examination [Member]	Dec. 31, 2012 TODCO [Member] Latest Tax Year Open For Examination [Member]	Feb. 28, 2013 Seahawk Subsequent Event	Dec. 31, 2012 Income Tax Expense	Dec. 31, 2011 Income Tax Expense	Dec. 31, 2010 Income Tax Expense
Income (loss) before income taxes
United States	$ (120,004,000)	$ (166,725,000)	$ (303,759,000)
Foreign	(19,717,000)	84,293,000	94,260,000
Loss Before Income Taxes	(139,721,000)	(82,432,000)	(209,499,000)
Current
Current-United States	184,000	0	0
Current-foreign	14,861,000	16,153,000	8,752,000
Current-state	(3,698,000)	63,000	517,000
Current income tax provision	11,347,000	16,216,000	9,269,000
Deferred
Deferred-United States	(30,707,000)	(44,224,000)	(97,312,000)
Deferred-foreign	(708,000)	304,000	3,748,000
Deferred-state	1,347,000	22,000	814,000
Deferred income tax benefit	(30,068,000)	(43,898,000)	(92,750,000)
Total income tax benefit	(18,721,000)	(27,682,000)	(83,481,000)
Deferred Tax Assets
Net operating loss carryforward (Federal, State & Foreign)	155,895,000	160,272,000
Credit carryforwards	14,895,000	14,711,000
Accrued expenses	19,853,000	15,767,000
Unearned income	2,433,000	5,135,000
Intangibles	6,167,000	7,199,000
Stock-Based Compensation	5,952,000	7,272,000
Deferred tax assets	205,195,000	210,356,000								35,000,000
Deferred Tax Liabilities
Fixed assets	(226,476,000)	(258,762,000)
Convertible Notes	(6,496,000)	(8,199,000)
Deferred expenses	(5,130,000)	(5,202,000)
Other	(2,688,000)	(6,079,000)
Deferred tax liabilites	(240,790,000)	(278,242,000)
Net deferred tax liabilities	(35,595,000)	(67,886,000)
Effective Income Tax Rate, Tax Rate Reconciliation
Statutory rate	35.00%	35.00%	35.00%
State income taxes	0.70%	0.60%	(0.30%)
Taxes on foreign earnings at greater than the U.S. statutory rate	(19.70%)	0.50%	8.10%
Uncertain Tax Positions	(0.10%)	(0.70%)	2.30%
Deemed Repatriation of foreign earnings	0.00%	0.00%	(3.90%)
Other	(2.50%)	(1.80%)	(1.40%)
Effective rate	13.40%	33.60%	39.80%
Net operating losses available	446,900,000									187,000,000
NOL, reduction due to unrealized tax benefits	4,000,000
Operating Loss Carryforwards, Expiration Date					2024	2031
Non-expiring alternative minimum tax credits	14,900,000
Undistributed earnings of foreign subsidiaries	72,700,000
Interest and penalties											200,000	200,000	400,000
Open tax year					2006	2011	2006	2011	2004
Tax credit carryforward, amount										17,000,000
Tax basis of assets acquired										70,000,000
Deferred Tax Assets, Gross										56,000,000
Deferred Tax Assets, Valuation Allowance										21,000,000
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance, beginning of period	5,533,000	4,109,000	13,529,000
Gross increases - tax positions in prior periods	0	1,424,000	0
Gross decreases - tax positions in prior periods	0	0	(1,499,000)
Settlements	0	0	(7,921,000)
Balance, end of period	5,533,000	5,533,000	4,109,000
Settlement payment to Mexican tax authorities				11,600,000
Income tax examination, decrease from prior year				$ 5,800,000

Segments - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended															12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2012 Operating_segment liftboat Rig	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2012 Hercules 266	Dec. 31, 2012 Hercules 266	Nov. 30, 2012 Hercules 209 Rig	Dec. 31, 2012 Domestic Offshore	Dec. 31, 2010 Domestic Offshore	Dec. 31, 2012 International Offshore Rig	Dec. 31, 2010 International Offshore	Dec. 31, 2012 Inland Rig barge	Dec. 31, 2012 International Liftboats liftboat	Dec. 31, 2012 US Gulf of Mexico Domestic Offshore Rig	Dec. 31, 2012 US Gulf of Mexico Domestic Liftboats liftboat	Dec. 31, 2012 Saudi Arabia International Offshore Rig	Dec. 31, 2012 Myanmar International Offshore Rig	Dec. 31, 2012 Cameroon International Offshore Rig	Dec. 31, 2012 Bahrain International Offshore Rig	Dec. 31, 2012 Malaysia International Offshore Rig	Dec. 31, 2012 West Africa International Liftboats liftboat	Dec. 31, 2012 Middle East International Liftboats liftboat	Dec. 31, 2012 Discovery Offshore Rig	Dec. 31, 2012 Domestic Liftboats liftboat	Dec. 31, 2009 Domestic Liftboats liftboat	Dec. 31, 2008 Domestic Liftboats liftboat	Dec. 31, 2012 Inland barge
Segment Reporting Information [Line Items]
Number of reportable business segments			5
Hercules 266 acquistion amount						$ 40,000,000
Duration of drilling contract with Saudi Aramco (in years)							3 years
Optional period of contract extension with Saudi Aramco (in years)							1 year
Number of jackup rigs owned			37								8				29
Number of jackup rigs, warm stacked																				1
Number of jackup rigs, under contract or available for contract															19		3	1	1
Number of jackup rigs cold stacked															10					1	1
Rigs ordered by Discovery Offshore																								2
Number of rigs reactivated								1
Number of conventional barge rigs owned													4
Number of posted barge rigs owned													10
Number of barge rigs, under contact or available for contract													3
Number of barge rigs cold stacked													11
Number of liftboat vessels owned			58													39
Number of liftboat vessels, under contract or available for contract																32						19	3
Additional Liftboat Vessels operated owned by a third party			5																			5
Number of liftboat vessels owned, cold stacked																7						2
Number of liftboat vessels														24
Asset impairment	$ 60,693,000	$ 47,500,000	$ 108,216,000	$ 0	$ 122,717,000				$ 25,500,000	$ 84,700,000	$ 82,700,000	$ 38,000,000
Number Of Cold Stacked Barges Transferred To Domestic Offshore																												1
Number Of Liftboats Transferred To International Liftboats																									1	4	2

Segments - Information Regarding Reportable Segments (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenue	$ 174,735	$ 160,157	$ 154,498	$ 128,835	$ 143,493	$ 139,907	$ 147,020	$ 144,151	$ 618,225	$ 574,571	$ 537,114
Income (Loss) from Operations	17,200	(18,274)	(35,781)	(22,872)	(5,816)	(2,138)	(4,077)	5,619	(59,727)	(6,412)	(140,681)
Depreciation and Amortization									142,329	149,477	162,967
Total Assets	2,016,630				2,006,704				2,016,630	2,006,704
Domestic Offshore
Segment Reporting Information [Line Items]
Revenue									355,762	217,450	124,063
Income (Loss) from Operations									8,755	(49,101)	(197,797)
Depreciation and Amortization									76,890	73,901	82,898
Total Assets	980,973				890,339				980,973	890,339
International Offshore
Segment Reporting Information [Line Items]
Revenue									135,047	237,047	291,516
Income (Loss) from Operations									(59,205)	57,842	56,878
Depreciation and Amortization									45,577	52,278	58,275
Total Assets	649,565				705,831				649,565	705,831
International Liftboats
Segment Reporting Information [Line Items]
Revenue									127,416	120,074	121,535
Income (Loss) from Operations									38,148	32,149	39,573
Depreciation and Amortization									17,213	20,693	18,617
Total Assets	147,823				154,974				147,823	154,974
All Segments Excluding Corporate
Segment Reporting Information [Line Items]
Revenue									618,225	574,571	537,114
Income (Loss) from Operations									(12,302)	40,890	(101,346)
Depreciation and Amortization									139,680	146,872	159,790
Corporate
Segment Reporting Information [Line Items]
Revenue									0	0	0
Income (Loss) from Operations									(47,425)	(47,302)	(39,335)
Depreciation and Amortization									2,649	2,605	3,177
Total Assets	56,096				53,970				56,096	53,970
Inland
Segment Reporting Information [Line Items]
Total Assets	107,349				119,356				107,349	119,356
Domestic Liftboats
Segment Reporting Information [Line Items]
Total Assets	$ 74,824				$ 82,234				$ 74,824	$ 82,234

Segments - Information Regarding Reportable Segments (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Asset impairment	$ 60,693	$ 47,500	$ 108,216	$ 0	$ 122,717
Gain on insurance settlement			30,668	0	0
Platform Rig 3
Segment Reporting Information [Line Items]
Gain on sale of business	18,350
Hercules 185
Segment Reporting Information [Line Items]
Gain on insurance settlement	27,300		27,300
International Offshore
Segment Reporting Information [Line Items]
Asset impairment			82,700		38,000
International Offshore | Platform Rig 3
Segment Reporting Information [Line Items]
Gain on sale of business			18,350
International Offshore | Hercules 185
Segment Reporting Information [Line Items]
Gain on insurance settlement			27,300
Domestic Offshore
Segment Reporting Information [Line Items]
Asset impairment			$ 25,500		$ 84,700

Segments Capital Expenditures and Deferred Drydocking Expenditures (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Capital Expenditures and Deferred Drydocking Expenditures	$ 178,605	$ 55,222	$ 37,058
Domestic Offshore
Segment Reporting Information [Line Items]
Capital Expenditures and Deferred Drydocking Expenditures	42,016	27,088	11,133
International Offshore
Segment Reporting Information [Line Items]
Capital Expenditures and Deferred Drydocking Expenditures	114,235	4,324	6,469
Inland
Segment Reporting Information [Line Items]
Capital Expenditures and Deferred Drydocking Expenditures	1,560	213	758
Domestic Liftboats
Segment Reporting Information [Line Items]
Capital Expenditures and Deferred Drydocking Expenditures	9,692	11,866	9,987
International Liftboats
Segment Reporting Information [Line Items]
Capital Expenditures and Deferred Drydocking Expenditures	8,489	11,217	7,470
Delta Towing
Segment Reporting Information [Line Items]
Capital Expenditures and Deferred Drydocking Expenditures	0	301	927
Corporate
Segment Reporting Information [Line Items]
Capital Expenditures and Deferred Drydocking Expenditures	$ 2,613	$ 213	$ 314

Segments Segment Information by Country (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Operating Revenue	$ 174,735	$ 160,157	$ 154,498	$ 128,835	$ 143,493	$ 139,907	$ 147,020	$ 144,151	$ 618,225	$ 574,571	$ 537,114
Long-Lived Assets	1,538,023				1,656,702				1,538,023	1,656,702
United States
Segment Reporting Information [Line Items]
Operating Revenue									356,042	221,419	128,982
Long-Lived Assets	883,308				1,034,511				883,308	1,034,511
Nigeria
Segment Reporting Information [Line Items]
Operating Revenue									105,176	98,256	97,163
Long-Lived Assets	83,979				99,812				83,979	99,812
Saudi Arabia
Segment Reporting Information [Line Items]
Operating Revenue									55,911	93,920	103,712
Long-Lived Assets	261,433				253,708				261,433	253,708
India
Segment Reporting Information [Line Items]
Operating Revenue									56	61,925	130,533
Long-Lived Assets	0				39,446				0	39,446
Other
Segment Reporting Information [Line Items]
Operating Revenue									101,040	99,051	76,724
Long-Lived Assets	$ 309,303				$ 229,225				$ 309,303	$ 229,225
Individual countries' revenue or long lived assets included in other representing less than stated percentage									10.00%

Segments Segment - Sales to Major Customers (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Chevron Corporation
Revenue, Major Customer [Line Items]
Sales to customers exceeeding 10% of revenue	16.00%	24.00%	16.00%
Saudi Aramco
Revenue, Major Customer [Line Items]
Sales to customers exceeeding 10% of revenue	7.00%	15.00%	17.00%
Oil and Natural Gas Corporation Limited
Revenue, Major Customer [Line Items]
Sales to customers exceeeding 10% of revenue	0.00%	11.00%	24.00%

Committments and Contingencies- Additional Information - Future Minimum Operating Lease Payments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
2013	$ 3,945
2014	3,278
2015	2,525
2016	2,126
2017	2,162
Thereafter	0
Total	$ 14,036

Commitments and Contingencies - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended			3 Months Ended		12 Months Ended
	Jun. 30, 2011 action	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Hercules 185	Jun. 30, 2012 Hercules 185	Dec. 31, 2012 Hercules 185	Dec. 31, 2012 Insurance Note Payable	Dec. 31, 2011 Insurance Note Payable	Dec. 31, 2012 Loss from Discontinued Operations	Dec. 31, 2011 Loss from Discontinued Operations	Dec. 31, 2010 Loss from Discontinued Operations
Contingencies And Commitments [Line Items]
Rental expense		$ 13,800,000	$ 12,900,000	$ 13,200,000						$ 700,000	$ 800,000	$ 1,000,000
Number of shareholder derivative actions	2
Renewal date of insurance policy		2012-04
Maturity date								2013-03	2012-03
Maximum hull and machinery coverage for Rigs and Liftboats		1,600,000,000
Primary insurance coverage per occurrence		5,000,000
Additional excess liability coverage for protection and indemnity, maritime employer's liability, certain operational liabilities and pollution		200,000,000
Primary and excess coverage for personal injury and death of third parties per occurrence		25,000,000
Deductible per occurrence for personal injury and death of third parties		250,000
Liability coverage for property damage and removal of wreck for losses caused by U.S. Gulf of Mexico named windstorm event		75,000,000
Excess policy for removal of wreck and certain third-party liabilities for losses caused by a U.S. Gulf of Mexico named windstorm event		75,000,000
Deductible as a percentage of insured drilling rig value per occurrence other than U.S. Gulf of Mexico named windstorm event		12.50%
Minimum deductible for drilling rigs per occurrences not caused by U.S. Gulf of Mexico named windstorm events		1,000,000
Deductible for liftboats per occurrence for events not caused by U.S. Gulf of Mexico named windstorm event		1,000,000
Deductible for drilling rigs and liftboats for occurrences in a named U.S. Gulf of Mexico windstorm event		25,000,000
Primary limit for pollution coverage		5,000,000
Deductible per pollution occurrence		3,000,000
Primary liability coverage of contractor extra expense		25,000,000
Amount of Insurance Premiums Financed								30,100,000	25,800,000
Insurance Note Payable interest rate								3.54%	3.59%
Outstanding Insurance Note Payable		9,123,000	5,218,000					9,123,000	5,218,000
Insurance proceeds		54,139,000	0	0		7,500,000	41,000,000
Gain on insurance settlement		30,668,000	0	0	27,300,000		27,300,000
First proceeds from sale of rig							1,500,000
Percentage of proceeds in excess of estimated salvage value to be remitted to underwriters							75.00%
Percentage of proceeds in excess of estimated salvage value to be retained by the Company							25.00%
Accrued liabilities, sales and use audit		$ 12,000,000	$ 6,500,000

Unaudited Interim Financial Data (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information Disclosure [Abstract]
Revenue	$ 174,735	$ 160,157	$ 154,498	$ 128,835	$ 143,493	$ 139,907	$ 147,020	$ 144,151	$ 618,225	$ 574,571	$ 537,114
Operating Income (Loss)	17,200	(18,274)	(35,781)	(22,872)	(5,816)	(2,138)	(4,077)	5,619	(59,727)	(6,412)	(140,681)
Income (Loss) from Continuing Operations	2,405	(37,166)	(52,403)	(33,836)	(17,858)	(15,426)	(13,299)	(8,167)	(121,000)	(54,750)	(126,018)
Income (Loss) from Discontinued Operations, Net of Taxes	1,862	(692)	(2,668)	(4,506)	(3,629)	(1,566)	(10,131)	(6,052)	(6,004)	(21,378)	(8,576)
Net Income (Loss)	$ 4,267	$ (37,858)	$ (55,071)	$ (38,342)	$ (21,487)	$ (16,992)	$ (23,430)	$ (14,219)	$ (127,004)	$ (76,128)	$ (134,594)
Basic Income (Loss) Per Share
Income (Loss) from Continuing Operations, Per Basic Share (in dollars per share)	$ 0.02	$ (0.23)	$ (0.33)	$ (0.24)
Income (Loss) from Discontinued Operations, Per Basic Share (in dollars per share)	$ 0.01	$ (0.01)	$ (0.02)	$ (0.04)
Net Income (Loss), Per Basic Share (in dollars per share)	$ 0.03	$ (0.24)	$ (0.35)	$ (0.28)
Diluted Income (Loss) Per Share
Income (Loss) from Continuing Operations, Per Diluted Share (in dollars per share)	$ 0.01	$ (0.23)	$ (0.33)	$ (0.24)
Income (Loss) from Discontinued Operations, Per Diluted Share (in dollars per share)	$ 0.02	$ (0.01)	$ (0.02)	$ (0.04)
Net Income (Loss), Per Diluted Share (in dollars per share)	$ 0.03	$ (0.24)	$ (0.35)	$ (0.28)
Basic and Diluted Loss Per Share:
Loss from Continuing Operations (in dollars per share)					$ (0.13)	$ (0.11)	$ (0.1)	$ (0.07)	$ (0.79)	$ (0.42)	$ (1.1)
Income (Loss) from Discontinued Operations (in dollars per share)					$ (0.03)	$ (0.01)	$ (0.08)	$ (0.05)	$ (0.04)	$ (0.16)	$ (0.07)
Net Loss (in dollars per share)					$ (0.16)	$ (0.12)	$ (0.18)	$ (0.12)	$ (0.83)	$ (0.58)	$ (1.17)

Unaudited Interim Financial Data (Parenthetical) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interim Period, Costs Not Allocable [Line Items]
Asset impairment	$ 60,693	$ 47,500	$ 108,216	$ 0	$ 122,717
Gain on insurance settlement			30,668	0	0
Platform Rig 3
Interim Period, Costs Not Allocable [Line Items]
Gain on sale of business	18,350
Hercules 185
Interim Period, Costs Not Allocable [Line Items]
Gain on insurance settlement	$ 27,300		$ 27,300

Related Parties (Details)	Dec. 31, 2012 officer	Dec. 31, 2011
Hall-Houston Exploration III, L.P.
Related Party Transaction [Line Items]
Cost method investment ownership percentage	3.00%
Hall-Houston Exploration II, L.P.
Related Party Transaction [Line Items]
Cost method investment ownership percentage	3.00%
Hall-Houston Exploration IV, L.P.
Related Party Transaction [Line Items]
Cost method investment ownership percentage	3.00%
Discovery Offshore
Related Party Transaction [Line Items]
Equity investment ownership percentage	32.00%	28.00%
Number of Company officers on investee Board of Directors	2

Subsequent Events - Additional Information (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended
Feb. 28, 2013
Bull Ray | Subsequent Event
Subsequent Event [Line Items]
Purchase price	$ 42
Ben Avon | Subsequent Event
Subsequent Event [Line Items]
Purchase price	$ 55
Ben Avon | Rig commitment, Cabinda Gulf Oil Company Limited
Subsequent Event [Line Items]
Rig commitment period	3 years